As filed with the Securities and Exchange Commission on April 20, 2005

                                                      Registration Nos. 33-86500
                                                                       811-08868

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Pre-Effective Amendment No. _                      [ ]

                       Post-Effective Amendment No. 14                     [X]

             REGISTRATION STATEMENT UNDER THE INVESTMENT ACT OF 1940

                               Amendment No. 7                             [X]

                            ------------------------

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                                  (Registrant)

                            ------------------------

                          AMERITAS LIFE INSURANCE CORP.
                                   (Depositor)
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                                  402-467-1122

                            ------------------------

                                DONALD R. STADING
         Senior Vice President, Secretary and Corporate General Counsel
                          Ameritas Life Insurance Corp.
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                                  402-467-7465

                            ------------------------

Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

         It is proposed that this filing will become effective:
            [ ] 60 days after filing pursuant to paragraph a of Rule 485
            [ ] on __________ pursuant to paragraph a of Rule 485
            [X] on May 1, 2005 pursuant to paragraph b of Rule 485
            [ ] immediately upon filing pursuant to paragraph b of Rule 485

Title of Securities Being Registered: Securities of Unit Investment Trust

                    AMERITAS LOW-LOAD VARIABLE UNIVERSAL LIFE
                              CONTENTS OF FORM N-6

PART A:  INFORMATION REQUIRED IN A PROSPECTUS
Form N-6                  Item                              Heading in Prospectus

Item 1.  Front and Back Cover Pages
              (a) Front Cover Page..........................Front Cover Page
              (b) Back Cover Page...........................Last Page
Item 2.  Risk/Benefit Summary: Benefits and Risks
              (a) Contract Benefits.........................POLICY SUMMARY
              (b) Contract Risks............................         "
              (c) Portfolio Company Risks...................         "
Item 3.  Risk/Benefit Summary: Fee Table....................CHARGES
Item 4.  General Description of Registrant, Depositor and Portfolio Companies
              (a) Depositor.................................Front Cover Page (more in SAI)
              (b) Registrant................................INVESTMENT OPTIONS-Separate Account Variable
                                                            Investment Options
              (c) Portfolio Company.........................         "
              (d) Portfolio Company Prospectus..............         "; Appendix A
              (e) Voting....................................         "
Item 5.  Charges
              (a) Description...............................CHARGES; CHARGES EXPLAINED
              (b) Portfolio Company Charges.................                 "
              (c) Incidental Insurance Charges..............N/A
Item 6.  General Description of Contracts
              (a) Contract Rights...........................POLICY SUMMARY; INVESTMENT OPTIONS; OTHER IMPORTANT
                                                            POLICY INFORMATION; POLICY DISTRIBUTIONS
              (b) Contract Limitations......................                 "
              (c) Contracts or Registrant Changes...........INVESTMENT OPTIONS-Adding, Deleting or
                                                            Substituting Variable Investment Options; OTHER
                                                            IMPORTANT POLICY INFORMATION-Policy Changes
              (d) Other Benefits............................N/A
              (e) Class of Purchasers.......................OTHER IMPORTANT POLICY INFORMATION-Policy
                                                            Application and Issuance
Item 7.  Premiums
              (a) Purchase Procedures.......................                 "
              (b) Premium Amount............................                 "
              (c) Premium Payment Plans.....................                 "
              (d) Premium Due Dates.........................                 "
              (e) Automatic Premium Loans...................N/A
              (f) Sub-Account Valuation.....................OTHER IMPORTANT  POLICY INFORMATION-Policy Value
Item 8.  Death Benefits and Contract Values
              (a) Death Benefits............................POLICY DISTRIBUTIONS-Death Benefit
              (b) Charges and Contract Values...............CHARGES; CHARGES EXPLAINED; OTHER
                                                            IMPORTANT POLICY INFORMATION-Policy Value
Item 9.  Surrenders, Partial Surrenders, and Partial Withdrawals
              (a) Surrender.................................POLICY DISTRIBUTIONS-Full Surrender
              (b) Partial Surrender and Withdrawal..........                 "-Partial Withdrawal
              (c) Effect of Partial Surrender and Withdrawal                            "        "
              (d) Sub-Account Allocation....................OTHER IMPORTANT POLICY INFORMATION-Policy Application
                                                            and Issuance
              (e) Revocation Rights.........................                 "-"Free Look" rights
Item 10. Loans
              (a) Availability of Loans.....................POLICY DISTRIBUTIONS-Policy Loans
              (b) Limitations...............................                 "
              (c) Interest..................................                 "
              (d) Effect on Cash Value and Death Benefit....                 "
              (e) Procedures................................                 "
Item 11. Lapse and Reinstatement
              (a) Lapse.....................................OTHER IMPORTANT POLICY INFORMATION-Lapse and
                                                            Grace Period
              (b) Lapse Options.............................                 "
              (c) Effect of Lapse...........................                 "
              (d) Reinstatement.............................                 "-Reinstatement


Item 12. Taxes
              (a) Tax Consequences..........................TAX MATTERS
              (b) Effect....................................         "
Item 13. Legal Proceedings..................................OTHER IMPORTANT POLICY INFORMATION-Legal Proceedings
Item 14. Financial Statements...............................See Statement of Additional Information, below.

PART B   Information Required in a Statement of Additional Information
Form N-6                   Item                             Heading in Statement of Additional Information

Item 15. Cover Page and Table of Contents
              (a) Cover Page................................Cover Page
              (b) Table of contents.........................      "
Item 16. General Information and History
              (a) Depositor.................................About Our Company
              (b) Registrant................................see prospectus, INVESTMENT OPTIONS
              (c) History of Depositor and Registrant.......About Our Company; see prospectus, INVESTMENT OPTIONS-
                                                            Separate Account Variable Investment Options
Item 17. Services
              (a) Expenses Paid by Third Parties............N/A
              (b) Service Agreements........................N/A
              (c) Other Service Providers...................N/A
Item 18. Premiums
              (a) Administrative Procedures.................see prospectus, OTHER IMPORTANT POLICY INFORMATION-
                                                            Policy Application and Issuance
              (b) Automatic Premium Loans...................N/A
Item 19. Additional Information About Operation of Contracts and Registrant
              (a) Incidental Benefits.......................see prospectus, OTHER IMPORTANT POLICY INFORMATION
              (b) Surrender and Withdrawal..................see prospectus, CHARGES; CHARGES EXPLAINED;
                                                            POLICY DISTRIBUTIONS
              (c) Material Contracts Relating to The Registrant        N/A
Item 20. Underwriters
              (a) Identification............................Underwriter
              (b) Offering and Commissions..................Distribution of the Policy
              (c) Other Payments............................           "
              (d) Commissions to Dealers....................           "
Item 21. Additional Information about Charges
              (a) Sales Load................................see prospectus, CHARGES; CHARGES EXPLAINED
              (b) Special Purchase Plans....................CHARGES EXPLAINED
              (c) Underwriting Procedures...................           "
              (d) Increases in Face Amount..................see prospectus, POLICY DISTRIBUTIONS-Death Benefit
Item 22. Lapse and Reinstatement............................see prospectus, OTHER IMPORTANT POLICY
                                                            INFORMATION-Lapse and Grace Period, Reinstatement
Item 23. Loans
              (a) Loan Provisions...........................see prospectus, OTHER IMPORTANT POLICY INFORMATION;
                                                            POLICY DISTRIBUTIONS-Policy Loans
              (b) Amount Available..........................               "
              (c) Effect on Cash Value and Sub-Accounts.....               "
              (d) Interest..................................               "
              (e) Other Effects.............................               "
Item 24. Financial Statements
              (a) Registrant................................Financial Statements
              (b) Depositor.................................Financial Statements
Item 25. Illustrations
              (a) Narrative Information.....................see prospectus, last page-Illustrations
              (b) Headings..................................               "
              (c) Premiums, Ages............................               "
              (d) Rating Classifications....................               "
              (e) Years.....................................               "
              (f) Illustrated Values........................               "
              (g) Rates of Return...........................               "
              (h) Portfolio Company Charges.................               "
              (i) Other Charges.............................               "
              (j) Additional Information....................               "

PROSPECTUS: May 1, 2005

AMERITAS LOW-LOAD
Flexible Premium
Variable Universal Life Insurance Policy
                             Ameritas Life Insurance Corp. Separate Account LLVL


     This prospectus describes the Policy, especially its Separate Account, and should be read with the Policy. The Policy is designed to help you, the Policy Owner, provide life insurance protection while having flexibility, within limits, as to the amount and timing of premium payments, the amount of the death benefit, and how to invest your Policy value. The value of your Policy will go up or down based on the investment performance of the investment options you choose. The amount of the death benefit can also vary as a result of investment performance.

     You may allocate all or part of your Policy value among a variety of variable investment options where you have the investment risk, including possible loss of principal. They are listed in the Investment Options section of this prospectus.

     You may also allocate all or part of your investment to a Fixed Account fixed interest rate option where we have the investment risk and guarantee a certain return on your investment.

Please Read this Prospectus Carefully and Keep It for Future Reference. It provides information you should consider before investing in a Policy. Prospectuses for the portfolios underlying the Subaccount variable investment options are available without charge from your sales representative or from our Service Center.

 The Securities and Exchange Commission ("SEC") does not pass upon the accuracy or adequacy of this prospectus, and has not approved or disapproved the Policy. Any representation to the contrary is a criminal offense.

         This prospectus may only be used to offer the Policy where the Policy may lawfully be sold. The Policy, and certain features described in this prospectus, may not be available in all states.

       No one is authorized to give information or make any representation about the Policy that is not in this prospectus. If anyone does so, you should not rely upon it as being accurate or adequate.

          NOT FDIC INSURED - MAY LOSE VALUE - NO BANK GUARANTEE

                   Ameritas Life Insurance Corp. (we, us, our)
            Service Center, P.O. Box 81889, Lincoln, Nebraska 68501.
                     1-800-255-9678. www.ameritasdirect.com
                             ----------------------

                        This page is intentionally blank.

Contacting Us. To answer your questions or to send additional premium, contact your registered representative or write or call us at:

                         Ameritas Life Insurance Corp.
                                 Service Center
                                 P.O. Box 81889
                            Lincoln, Nebraska 68501
                                       Or
                                5900 "O" Street
                            Lincoln, Nebraska 68510
                           Telephone: 1-800-255-9678
                              Fax: 1-402-467-7335
                        Interfund Transfer Request Fax:
                                 1-402-467-7923
                              direct@ameritas.com



Express mail packages should be sent to our street address, not our P.O. Box address.

The Correct Form of Written Notice "in good order" is important for us to get the information we require to accurately process your Policy elections and changes. Many forms can be found on the on-line services section of our Web site. Or, call us at our toll-free number and we'll send you the form you need and tell you the information we require.

Facsimile Written Notice. To provide you with timely service you want, we accept some Written Notice by facsimile. However, by not requiring your original signature, there is a greater risk unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge. We are entitled to act upon facsimile signatures that reasonably appear to us to be genuine.

Make checks payable to:
"Ameritas Life Insurance Corp."


TABLE OF CONTENTS                                          Begin on Page

     POLICY SUMMARY..............................................4
     CHARGES.....................................................5
     CHARGES EXPLAINED...........................................8
         Transaction Fees
           (Percent of Premium Charge, Surrender Charge and Sales
           Load Charge, Partial Withdrawal Charge, Transfer Fee)
         Periodic Charges: Monthly Deductions from Policy Value
           (Cost of Insurance Charge, Administrative Charge,
           Cost of Optional Features)
         Periodic Charges: Daily Deduction from Separate Account Assets
           (Risk Charge, Portfolio Charges)
     INVESTMENT OPTIONS..........................................9
         Separate Account Variable Investment Options
         Fixed Account Fixed Interest Rate Option
         Transfers
         Third-Party Services
         Disruptive Trading Practices
         Systematic Transfer Programs
           (Dollar Cost Averaging, Portfolio Rebalancing, Earnings Sweep) Model Asset Allocation Program
     OTHER IMPORTANT POLICY INFORMATION.........................16
         Policy Application and Issuance
         Policy Value
         Misstatement of Age or Sex
         Suicide
         Incontestability
         Telephone Transactions
         Lapse and Grace Period
         Reinstatement
         Delay of Payments or Transfers
         Beneficiary
         Minor Owner or Beneficiary
         Policy Changes
         "Free Look" Rights
         Optional Features
         Legal Proceedings
         How to get Financial Statements
     POLICY DISTRIBUTIONS.......................................21
         Death Benefit
         Maturity Date
         Policy Loans
         Full Surrender
         Partial Withdrawal
         Payment of Policy Proceeds
     TAX MATTERS................................................26
         Life Insurance Qualification; Tax Treatment of Death Benefit Special Considerations for Corporations
         Tax Treatment of Loans & Other Distributions
         Other Policy Owner Tax Matters
     APPENDIX A:  Optional Features.............................29
     DEFINED TERMS..............................................30
     LAST PAGE...............................................Last Page
         IMSA
         Thank You/ If You Have Questions
         Illustrations
         Statement of Additional Information; Registration Statement Reports to You

POLICY SUMMARY Refer to the Policy for the actual and complete terms of the Policy. You may obtain a copy from us.

         The AMERITAS LOW-LOAD Variable Universal Life Policy is flexible premium life insurance. The Policy will usually be unsuitable for short-term savings or short-term life insurance needs. We are obligated to pay all amounts promised under the Policy. The Policy pays death benefit proceeds to the Policy beneficiary upon the insured's death, or pays a Cash Surrender Value to you if you surrender the Policy. The insured cannot be over age 80 on the insured's birthday nearest the Policy issue date. We will only issue the Policy for an initial specified amount of insurance coverage of $100,000 or more.

         You have flexibility under the Policy. Within certain limits, you can vary the amount and timing of premium payments, change the death benefit, and transfer amounts among the investment options. You may allocate Policy premium and value among several different variable investment options where you can gain or lose money on your investment, or to a fixed rate option where we guarantee you will earn a fixed rate of interest. You can take out a Policy loan, make a partial withdrawal, or surrender your Policy completely, subject to certain restrictions. However, unpaid loans, partial withdrawals and surrenders may be subject to income tax and penalty tax, and unpaid loans and withdrawals will decrease death benefit protection and may cause the need for additional premium to keep the Policy in force.

         Your Policy value and Death Benefit will go up or down as a result of the investment experience of your Policy. Even if you pay Planned Periodic Premiums, your Policy could lapse if the Policy value is not enough to pay the Policy's charges. Your Policy's Death Benefit will never be less than the then current Specified Amount of insurance coverage less any outstanding loans and loan interest, and less any due but unpaid Policy charges. The Policy remains in force until surrendered for its Cash Surrender Value, or all proceeds have been paid as a death benefit, or until it lapses because the Cash Surrender Value is insufficient to keep the Policy in force.

         Buying a Policy might not be advisable if it is just replacing existing life insurance. You may wish to consult with your financial or insurance adviser.

         POLICY OPERATION & FEATURES

Premiums.
o Premium is used to create Policy value to cover Policy charges and to generate investment earnings.

Charges Deducted from Premium.
o    Percentage of Premium Charge: currently 3 1/2%.

Investment Options.
o Variable investment option allocations are invested in Subaccounts of the Separate Account, which in turn invest in corresponding underlying portfolios. Fixed Account allocations are invested in our general account and we guarantee a fixed rate of interest.
o You may transfer between investments, subject to limits. Dollar cost averaging, portfolio rebalancing and earnings sweep systematic investment programs are available.

Charges Deducted from Assets.
(See CHARGES section on next pages.)

No Sales Load.
No Surrender Charge.

Transaction Fees:
o    Percentage of Premium Charge.
o    Partial withdrawal charges.
o    Transfer fee, if any.

Periodic Charges (monthly from Policy value):
o    Cost of Insurance Charge.
o    Administrative Charges.
o    Charges for selected optional features.

Periodic Charges (daily from Separate Account assets only):
o    Risk charge.
o    Underlying portfolio investment advisory charges and operating expenses.

Loans.
o You may borrow a limited amount of Policy value. Each loan must be at least $200. Interest accrues on outstanding loan amounts. After the 10th Policy Year, loans at a lower interest rate may be available.

Surrenders.
o You can surrender the Policy in full at any time for its Cash Surrender Value, or, within limits, withdraw part of the Policy value. Applicable charges are shown in the CHARGES section, next page.

Death Benefit.
o If you meet certain premium requirements, we will guarantee a death benefit for a certain period even if your Policy's Cash Surrender Value falls to zero. The death benefit is essentially a level death benefit that includes total Policy value within the specified amount (although death benefit can vary as a result of investment performance). Death Benefit proceeds are reduced by any Policy loan balance, unpaid loan interest, and any monthly deductions due but unpaid at death.
     See the POLICY DISTRIBUTIONS: Death Benefit section for details.

Settlement Income.
o Amounts surrendered or death benefit proceeds can be paid out under several different payment options.

CHARGES Some charges are rounded. Charges shown are maximums, and may be less in certain states.

         POLICY CHARGES

         The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time that you pay a premium, surrender the Policy, or transfer Policy value between investment options.

---------------------------------------------------------------------------------------------------------------------
                                                                                                      Guaranteed
  TRANSACTION FEES                                        When Deducted             Current            Maximum
--------------------------------------------------- ----------------------- -------------------- -------------------
PERCENT OF PREMIUM CHARGE                           When each premium is        3 1/2% of each      5% of each premium
                                                    paid.                     premium payment          payment
--------------------------------------------------- ----------------------- -------------------- --------------------
SURRENDER CHARGE                                              --                   NONE                 NONE
--------------------------------------------------- ----------------------- -------------------- --------------------
PARTIAL WITHDRAWAL CHARGE                           Upon each withdrawal.        2% or $25            2% or $50
     (lesser of % of withdrawal amount or dollar
amount)
--------------------------------------------------- ----------------------- -------------------- --------------------
TRANSFER FEE (per transfer)                         First 15 transfers
                                                    per year:                      NONE                 NONE
                                                    Each additional transfer:      NONE                  $10
--------------------------------------------------- ----------------------- -------------------- --------------------

         The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, to equal the annualized charges shown, not including Subaccount portfolio operating fees and expenses.

---------------------------------------------------- ---------------------- -------------------- --------------------
 PERIODIC CHARGES
(other than Subaccount portfolio operating             When Deducted              Current            Guaranteed
expenses)                                                                         (annual)        Maximum (annual)
---------------------------------------------------- ---------------------- -------------------- --------------------
DAILY DEDUCTION FROM
SEPARATE ACCOUNT ASSETS  (to equal the annual % shown)
---------------------------------------------------- ---------------------- -------------------- --------------------
RISK CHARGE (for mortality and expense risk)                 Daily
                                  Policy Years 1-20                                0.75%                0.90%
                                   Policy Years 21+                                0.45%                0.90%
--------------------------------------------------------------------------- -------------------- --------------------
MONTHLY DEDUCTION FROM
POLICY VALUE
         Several of the charges below vary based on individual characteristics.
         The cost shown for these charges may not be representative of the charge you will pay. Ask for a Policy illustration or see your Policy for the charge applicable to you.
---------------------------------------------------- ---------------------- -------------------- --------------------
                                                            Monthly         Varies(1)            Varies(2)
BASE POLICY COST OF INSURANCE (Rate is a % of the                           Minimum      $0.37   Minimum      $0.68
net amount of insurance coverage at risk)                                   Maximum  $1,000.00   Maximum  $1,000.00
                                                                            Example(4,5) $1.24   Example(4,5) $3.32
---------------------------------------------------- ---------------------- -------------------- --------------------
ADMINISTRATIVE CHARGE                                       Monthly
     o  First Policy Year and first 12 months                                         $108                 $108
        after an increase in Specified Amount
     o  Thereafter                                                                     $54                 $108
---------------------------------------------------- ---------------------- -------------------- --------------------
COST OF OPTIONAL FEATURES
        (No-cost Riders are not listed.)
---------------------------------------------------- ---------------------- -------------------- --------------------
   Waiver of Monthly Deductions on Disability               Monthly         Varies(2)
   Rider (Rate is a percentage of the total                                 Minimum      3.32%
   monthly deduction not including this rider.)                             Maximum     53.68%     Same as current
                                                                            Example(4,5)
                                                                            7.94%
---------------------------------------------------- ---------------------- -------------------- --------------------
   Payor Waiver of Monthly Deductions on                    Monthly         Varies(2)
   Disability Rider  (Rate is a percentage of the                           Minimum      3.32%
   total monthly deductions not including this                              Maximum     53.68%     Same as current
   rider.)                                                                  Example(5,6) 6.18%
---------------------------------------------------- ---------------------- -------------------- --------------------
   Children's Protection Rider  (Flat annual rate.)         Monthly                   $52          Same as current
---------------------------------------------------- ---------------------- -------------------- --------------------
   Guaranteed Insurability Rider  (Rate is per              Monthly         Varies(3)
   $1000 of the rider selected amount.)                                     Minimum      $0.56
                                                                            Maximum      $1.97     Same as current
                                                                            Example(6)   $0.97

---------------------------------------------------- ---------------------- -------------------- --------------------

Periodic Charges Table Footnotes:
     (1) Rate varies by insured's sex, issue age, risk class, and the length of time the Policy has been in force.
     (2)  Rate varies by insured's sex, risk class and attained age.
     (3) Rate varies by insured's sex and issue age at the time the rider is added to the Policy.
     (4) "Example" charges assume an insured who is male, best risk class, age 45 when Policy is issued or rider is added to the Policy.
     (5)  "Example" charges assume Policy is in its first Policy Year.
     (6) "Example" charges assume an insured who is male, age 10 at the time the rider is added to the Policy.

         We currently do not assess a separate charge against our Separate Account or Fixed Account for any income taxes. We may, however, make such a charge in the future if income or gains within the Separate Account will incur any income tax liability, or if tax treatment of our Company changes.

         The next table describes net interest rates charged on amounts borrowed from the Policy.

--------------------------------------------------- ----------------------- -------------------- --------------------
                                                                                                       Guaranteed
NET INTEREST CHARGED ON LOANS                           When Deducted              Current              Maximum
--------------------------------------------------- ----------------------- -------------------- --------------------
LOAN ACCOUNT  (effective annual rates)
        Regular Loans                                   Upon each Policy              2%                  2.5%
        Reduced Rate Loans  (available only after         anniversary.                0%                  0.5%
                           the 10th Policy Year)
--------------------------------------------------- ----------------------- -------------------- --------------------

         PORTFOLIO COMPANY OPERATING EXPENSES (as of December 31, 2004)

         The next table shows the minimum and maximum total operating expenses charged by the portfolio companies, before any waivers or reductions, that you may pay periodically during the time that you own the contract, followed by a table showing additional information for each portfolio company. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

---------------------------------------------------------------------------- -------------------- --------------------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES
     Expenses that are deducted from portfolio company assets, including             Minimum           Maximum
     management fees, distribution and/or service (12b-1) fees, and other expenses
---------------------------------------------------------------------------- -------------------- --------------------
Before any Waivers and Reductions                                                    0.14%               2. 18%
----------------------------------------------------------------------------- ------------------- -------------------
After any Waivers and Reductions (explained in the footnotes to these                0.14%               2. 18%
tables)
---------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                     Management                         Total                    Total Expenses
Subaccount's underlying             and Advisory    12b-1     Other    Portfolio  Waivers and   after Waivers and
Portfolio Name                          Fees        Fees      Fees       Fees      Reductions   Reductions if any
------------------------------------------------- -------- --------- ----------- ------------ -------------------
AIM FUNDS
o   AIM V.I. Financial Services-
      Series I                         0.75%         -         0.37%       1.12%          -           1.12%
o   AIM V.I. Health Sciences-Series I  0.75%         -         0.36%       1.11%        0.01%         1.10% (1)
o   AIM V.I. Technology-Series I       0.75%         -         0.40%       1.15%          -           1.15%
AMERITAS PORTFOLIOS (subadvisor) (2),(3)
o   Ameritas Growth (Fred Alger)       0.81%         -         0.16%       0.97%        0.08%         0.89%
CALVERT PORTFOLIOS
o   CVS Social Balanced                0.70%         -         0.21%       0.91%          -           0.91%
o   CVS Social International Equity    1.10%         -         1.08%       2.18%          -           2.18% (4)
o   CVS Social Mid Cap Growth          0.90%         -         0.27%       1.17%          -           1.17% (4)
o   CVS Social Small Cap Growth        1.00%         -         0.39%       1.39%          -           1.39% (4)
FIDELITY (R)
o   VIP Mid Cap: Service Class         0.57%       0.10%       0.14%       0.81%          -           0.81% (5)
o   VIP Overseas: Initial Class        0.72%         -         0.19%       0.91% (2)      -           0.91% (5)
NEUBERGER BERMAN (6)
o   AMT Balanced                       0.85%         -         0.25%       1.10%          -           1.10%
o   AMT Growth                         0.85%         -         0.11%       0.96%          -           0.96%
o   AMT Limited Maturity Bond          0.65%         -         0.08%       0.73%          -           0.73%
o   AMT Partners                       0.83%         -         0.08%       0.91%          -           0.91%
RYDEX
o   Nova                               0.75%         -         0.79%       1.54%          -           1.54%
o   OTC                                0.75%         -         0.78%       1.53%          -           1.53%
o   Precious Metals                    0.75%         -         0.79%       1.54%          -           1.54%
o   Ursa                               0.90%         -         0.77%       1.67%          -           1.67%
o   U.S. Government Bond               0.50%         -         0.73%       1.23%          -           1.23%
SCUDDER
o   VIT Small Cap Index                0.35%         -         0.13%       0.48%        0.03%         0.45% (7)
THIRD AVENUE
o   Third Avenue Value                 0.90%         -         0.31%       1.21%          -           1.21%
VANGUARD
o   VIF Balanced                       0.24%         -         0.02%       0.26%          -           0.26%
o   VIF Diversified Value              0.40%         -         0.02%       0.42%          -           0.42%
o   VIF Equity Income                  0.24%         -         0.02%       0.26%          -           0.26%
o   VIF Equity Index                   0.12%         -         0.02%       0.14%          -           0.14%
o   VIF Growth                         0.34%         -         0.02%       0.36%          -           0.36%


                                      -6-

-----------------------------------------------------------------------------------------------------------------
                                     Management                         Total                    Total Expenses
Subaccount's underlying             and Advisory    12b-1     Other    Portfolio  Waivers and   after Waivers and
Portfolio Name                          Fees        Fees      Fees       Fees      Reductions   Reductions if any
------------------------------------------------- -------- --------- ----------- ------------ -------------------
o   VIF High Yield Bond                0.21%         -         0.03%       0.24%          -           0.24%
o   VIF International                  0.33%         -         0.08%       0.41%          -           0.41%
o   VIF Mid-Cap Index                  0.21%         -         0.03%       0.24%          -           0.24%
o   VIF Money Market                   0.12%         -         0.03%       0.15%          -           0.15%
o   VIF REIT Index                     0.27%         -         0.04%       0.31%          -           0.31%
o   VIF Small Company Growth           0.44%         -         0.02%       0.46%          -           0.46%
o   VIF Total Bond Market Index        0.14%         -         0.03%       0.17%          -           0.17%
o   VIF Total Stock Market Index       0.15%         -         0.02%       0.17%          -           0.17%(8)
WELLS FARGO (9)
o   Advantage Discovery Fund           0.75% (10)  0.25%       0.22% (11)  1.22%        0.07%         1.15% (12)
o   Advantage Opportunity Fund         0.72% (10)  0.25%       0.20% (11)  1.17%        0.10%         1.07% (12)
---------------------------------------------------------------------------------------------------------------------

(1) Effective January 1, 2005 through June 30, 2006, the advisor has contractually agreed to waive a portion of its advisory fees. The fee waiver reflects this agreement.

(2) The portfolio Advisor (AIC) has contractually agreed to limit annual portfolio operating expenses through April 30, 2006, as reflected above, except for Ameritas Select, which has a cap of 1.50%. Under the terms of the contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. Each portfolio has an expense offset arrangement with the custodian bank whereby the custodian and transfer agent fees may be paid indirectly by credits on the portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. To the extent the credit, if any, reduces portfolio expenses, the Advisor's obligation under the contractual expense limitation is reduced and the Advisor also benefits from the expense offset arrangement.

(3) Management fee for the Ameritas Portfolios include both the investment advisory fee and administrative service fee. The administrative service fee is 0.05% of the portfolio's average daily net assets with a minimum of $50,000.

(4) "Total Fees" reflect an indirect fee and fees before waivers. Indirect fees result from the portfolio's offset arrangement with the custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the portfolio's uninvested cash balances. These credits are used to reduce the portfolio's expenses. Net operating expenses after reductions for fees paid indirectly and fee waivers would be as follows:

                           CVS Social International Equity            2.02%
                           CVS Social Mid Cap Growth                  1.15%
                           CVS Social Small Cap Growth                1.31%

(5) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. These offsets may be discontinued at any time. Including these reductions, the total operating expenses would have been as follows:
                           VIP Mid Cap: Service Class                 0.78%.
                           VIP Overseas: Initial Class                0.87%

(6) Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2007 to reimburse certain operating expenses, excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs that exceed in the aggregate 1.00% of each portfolios' average daily net asset value. The expense reimbursement arrangements for the portfolios are contractual for three years and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a portfolio to exceed the limitation.

(7) Pursuant to their respective agreements with Scudder VIT Funds, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses for the VIT Small Cap Index to 0.45%.

(8) This is a new portfolio. The fund company provided estimated expenses.

(9) On May 25, 2004, Wells Fargo & Company entered into a purchase agreement with Strong Financial Corporation ("SFC") to acquire the assets of SFC and certain of its affiliates, including Strong Capital Management, Inc., the investment adviser to the Strong Family of Funds. Pursuant to the receipt of approval from the Strong Board, shareholders of the Strong Funds met and approved the reorganization of each Strong Fund into a Wells Fargo Fund on December 10 and December 22, 2004. Effective on or about April 11, 2005, the Investor Class and Advisor Class shares of the Strong Opportunity Fund II reorganized into the Wells Fargo Advantage Opportunity Fund; the Strong Discovery Fund II and Strong Mid Cap Growth Fund II reorganized into the Wells Fargo Advantage Discovery Fund.

(10) The Funds' investment adviser has implemented a breakpoint schedule for the Funds' management fees. The management fees charged to the Funds will decline as a Fund's assets grow and will continue to be based on a percentage of the Fund's average daily net assets. The breakpoint schedule for the Discovery and Opportunity Funds is as follows: 0.75% for assets from $0 to $499 million; 0.70% for assets from $500 million to $999 million; 0.65% for assets from $1 billion to $2.99 billion; 0.625% for assets from $3 billion to $4.99 billion; and 0.60% for assets $5 billion and higher.

(11) Other expenses may include expenses payable to affiliates of Wells Fargo & Company. Other expenses for the Opportunity and Discovery Funds are based on estimates for the current fiscal year.

(12) For the Opportunity and Discovery Funds, the adviser has committed through April 30, 2007 to waive fees and/ or reimburse expenses to the extent necessary to maintain the net operating expense ratios shown.

* Portfolios pay 12b-1 fees to us pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows investment companies to pay fees out of portfolio assets to those who sell and distribute portfolio shares. Some portfolios may also pay 0.05 to 0.25 percent of annual portfolio assets for our providing shareholder support and marketing services.

CHARGES EXPLAINED

         For Policies issued on a unisex basis in certain states or in certain cases, sex-distinct rates do not apply. Certain charges expressly permit you to designate the investment options from which the charge is to be deducted. If there are insufficient funds in such a designated investment option, and for all other charges deducted from total Policy value, charges are deducted pro-rata from your selected Subaccount and Fixed Account investment options.

         TRANSACTION FEES

o        Percent of Premium Charge
         We currently deduct a percentage of each Policy premium payment we receive as a Percent of Premium Charge. This charge partially offsets premium taxes imposed by some States and local governments and federal taxes on certain capitalized acquisition expenses. We do not expect to profit from this charge.

o        Surrender Charge and Sales Load Charge
         The Policy has no Surrender Charge and no Sales Load Charge.

o        Partial Withdrawal Charge
         Upon a partial withdrawal from your Policy, we will deduct a Partial Withdrawal Charge. This fee will be deducted from the investment options and in the same allocation as your partial withdrawal allocation instruction; if that is not possible (due to insufficient value in one of the investment options you elect) or you have not given such instructions, we will deduct this fee on a pro-rata basis from balances in all Subaccounts and the Fixed Account. Taxes and tax penalties may apply.

o        Transfer Fee
         Currently, we do not impose a Transfer Fee. We may, however, charge a Transfer Fee for any transfer in excess of 15 transfers per Policy Year. This fee may be deducted from only Policy investment options you designate; if that is not possible (due to insufficient value in an investment option you elect) or you have not provided such instructions, we will deduct this fee on a pro-rata basis from balances in all Subaccounts and the Fixed Account.

         PERIODIC CHARGES:  MONTHLY DEDUCTIONS FROM POLICY VALUE

         The following charges are deducted from Policy value on each Policy Monthly Anniversary.

o        Cost of Insurance Charge
         The cost of insurance rate per $1,000 of net amount at risk cannot exceed the guaranteed cost of insurance rate that is set forth in the Policy. The maximum cost of insurance each month can be determined by using the guaranteed cost of insurance rate in the formula below for cost of insurance.

         The cost of insurance charge is for providing insurance protection under the Policy. Because the cost of insurance charge depends upon several variables, the cost for each Policy Month can vary from month to month. The cost of insurance rate for the initial specified amount of insurance coverage varies by the insured's sex, issue age, risk class and the length of time the Policy has been in force. The cost of insurance rate for an increase in specified amount varies by the insured's sex, age and risk class at the time of the increase, and the length of time the Policy has been in force since the increase. We may use current cost of insurance rates less than those shown in the Policy, and reserve the right to change them so long as they do not exceed the rates shown in the Policy. Changes will equally apply to similarly situated Policy Owners and be based on changes in future expectations of factors such as investment earnings, mortality, persistency, and expenses. We expect a profit from this charge. Ask for a Policy illustration or see your Policy for these charges applicable to you.

The Cost of Insurance each month equals:
-    The "Net Amount at Risk" for the month; multiplied by
-    The cost of insurance rate per $1,000 of net amount at risk; divided by
-    $1,000.

The Net Amount at Risk in any month equals:
- The death benefit on the Policy Monthly Anniversary, discounted at the guaranteed rate of interest for the Fixed Account for one month; minus
- The Policy value on the Policy Monthly Anniversary after deducting the charge for any optional features selected and the administrative charges but not the cost of insurance charge.

o        Administrative Charge

         The administrative charge partially compensates us for our costs in issuing and administering the Policy and operating the Separate Account. We do not anticipate making a profit from this charge.

o        Cost of Optional Features
         The cost for any optional features you select (sometimes called Policy "Riders") is also deducted monthly from Policy value. See the CHARGES section for information about the costs of these features, and refer to APPENDIX A for descriptions of these features. Optional features may not be available in all states.

         PERIODIC CHARGES: DAILY DEDUCTION FROM SEPARATE ACCOUNT ASSETS

         The following charges are applied daily to Separate Account assets in determining the daily Accumulation Unit value of each Subaccount.

o        Risk Charge
         The Risk Charge is for the mortality risks we assume - that insureds may live for shorter periods of time than we estimate, and also compensates us for the Policy expense risks we assume. If this charge exceeds our actual costs to cover these risks, the excess goes to our general account. Conversely, if this charge is not enough, we bear the additional expense, not you. We expect a profit from this charge.

o        Portfolio Charges
         Each Subaccount's underlying portfolio has investment advisory expenses. These expenses, as of the end of each portfolio's last fiscal year, are stated in this prospectus' CHARGES section and described in more detail in each fund's prospectus. A portfolio's charges and expenses are not deducted from your Policy value. Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These charges and expenses help to pay the portfolio's investment adviser and operating expenses.

INVESTMENT OPTIONS

         The Policy allows you to choose from a wide array of investment options
- each chosen for its potential to meet specific investment objectives.

     You may allocate all or a part of your premiums among the Separate Account variable investment options or the Fixed Account fixed interest rate option. Allocations must be in whole percentages and total 100%. The variable investment options, which invest in underlying portfolios, are listed and described in this section of this prospectus.

The value of your Policy will go up () or down () based on the investment performance of the variable investment options you choose. The investment results of each variable investment option are likely to differ significantly, and vary over time. They do not earn a fixed interest rate. Please consider carefully, and on a continuing basis, which investment options best suit your long-term investment objectives and risk tolerance.

         SEPARATE ACCOUNT VARIABLE INVESTMENT OPTIONS

     The Separate Account provides you with variable investment options in the form of underlying portfolio investments. Each underlying portfolio is an open-end investment management company. When you allocate investments to an underlying portfolio, those investments are placed in a Subaccount of the Separate Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. The Policy value of your Policy depends directly on the investment performance of the portfolios that you select.

         The underlying portfolios in the Separate Account are NOT publicly traded mutual funds, and are NOT the same as publicly traded mutual funds with very similar names. The portfolios are only available as separate account investment options in life insurance or variable annuity policies issued by insurance companies, or through participation in certain qualified pension or retirement plans.
         Even if the investment options and policies of some underlying portfolios available under the Policy may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Policy may vary significantly from the investment results of such other publicly traded mutual funds.
         You should read the prospectuses for the underlying portfolios together with this prospectus for more information.

     The SEC does not supervise the management or the investment practices or policies of the Separate Account or us. Under Nebraska law, we own the Separate Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain of business unrelated to the Separate Account. Any and all distributions made by the underlying portfolios, with respect to the shares held by the Separate Account, will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the variable investment options' underlying portfolios. We do not make any representations about their future performance.

           You bear the risk that the variable investment options you select may fail to meet their objectives, that they could
              decrease in value, and that you could lose principal.

         Each Subaccount's underlying portfolio operates as a separate investment fund, and the income or losses of one generally has no effect on the investment performance of any other. The Separate Account Subaccount underlying portfolios listed below are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are not publicly traded mutual funds available for direct purchase by you. There is no assurance the investment objectives will be met. This information is just a summary for each underlying portfolio. Complete descriptions of each variable investment option's investment objectives and restrictions and other material information related to an investment in the variable investment option are contained in the prospectuses for each of the series funds which accompany this prospectus. You should read the series fund prospectus for an underlying portfolio for more information about that portfolio.

-------------------------------------------- -------------------------------------------------------------------------
              Separate Account
                 Portfolio                                  Summary of Investment Strategy/Fund Type
-------------------------------------------- -------------------------------------------------------------------------
                 AIM FUNDS                               Offered through AIM Variable Insurance Funds
                                                                 Advised by AIM Advisors, Inc.
-------------------------------------------- ------------------------------------------------------------------------
AIM V.I. Financial Services - Series I       Growth.
-------------------------------------------- ------------------------------------------------------------------------
AIM V.I. Health Sciences - Series I          Growth.
-------------------------------------------- ------------------------------------------------------------------------
AIM V.I. Technology - Series I               Growth.
-------------------------------------------- ------------------------------------------------------------------------
           AMERITAS PORTFOLIOS                 Offered through Calvert Variable Series, Inc. Ameritas Portfolios
               (Subadvisor)                                      Advised by Ameritas Investment Corp.
-------------------------------------------- ------------------------------------------------------------------------
Ameritas Growth (Fred Alger Management,      Growth.
Inc.)
-------------------------------------------- ------------------------------------------------------------------------
            CALVERT PORTFOLIOS                   Offered through Calvert Variable Series, Inc. Calvert Social
                                                                          Portfolios
                                                       Advised by Calvert Asset Management Company, Inc.
-------------------------------------------- ------------------------------------------------------------------------
CVS Social Balanced                          Income and Growth.
-------------------------------------------- ------------------------------------------------------------------------
CVS Social International Equity              Growth.
-------------------------------------------- ------------------------------------------------------------------------
CVS Social Mid Cap Growth                    Growth.
-------------------------------------------- ------------------------------------------------------------------------
CVS Social Small Cap Growth                  Growth.
-------------------------------------------- ------------------------------------------------------------------------
                 FIDELITY                                 Offered through Variable Insurance Products
                                                      Advised by Fidelity Management and Research Company
-------------------------------------------- ------------------------------------------------------------------------
VIP Mid Cap: Service Class                   Growth.
-------------------------------------------- ------------------------------------------------------------------------
VIP Overseas: Initial Class                  Income and Growth
-------------------------------------------- ------------------------------------------------------------------------
             NEUBERGER BERMAN                     Offered through Neuberger Berman Advisers Management Trust
                                                          Advised by Neuberger Berman Management Inc.
-------------------------------------------- ------------------------------------------------------------------------
AMT Balanced                                 Growth and Income.
-------------------------------------------- ------------------------------------------------------------------------
AMT Growth                                   Growth.
-------------------------------------------- ------------------------------------------------------------------------
AMT Limited Maturity Bond                    Bond.
-------------------------------------------- ------------------------------------------------------------------------
AMT Partners                                 Growth.
-------------------------------------------- ------------------------------------------------------------------------
                   RYDEX                                     Offered through Rydex Variable Trust
                                                               Advised by Rydex Global Advisors
-------------------------------------------- ------------------------------------------------------------------------
Nova                                         150% of the daily performance of the S&P 500 Index
-------------------------------------------- ------------------------------------------------------------------------
OTC                                          Match the performance of the NASDAQ 100 Index.
-------------------------------------------- ------------------------------------------------------------------------
Precious Metals                              Growth.
-------------------------------------------- ------------------------------------------------------------------------
Ursa                                         Investment results that inversely
                                             correlate to the performance of the
                                             S&P 500 Index.
-------------------------------------------- ------------------------------------------------------------------------
U.S. Government Bond                         120% of the daily price movement of the Long Treasury Bond.
-------------------------------------------- ------------------------------------------------------------------------
                  SCUDDER                                Offered through Scudder Investments VIT Funds
                                                          Advised by Deutsche Asset Management, Inc.
-------------------------------------------- ------------------------------------------------------------------------
VIT Small Cap Index                          Match, before expenses, performance of the Russell 2000 Small Stock
                                             Index.
-------------------------------------------- ------------------------------------------------------------------------
               THIRD AVENUE                           Offered through Third Avenue Variable Series Trust
                                                            Advised by Third Avenue Management LLC
-------------------------------------------- ------------------------------------------------------------------------
Third Avenue Value                           Value fund - long term capital appreciation.
-------------------------------------------- ------------------------------------------------------------------------

                                      -10-

-------------------------------------------- -------------------------------------------------------------------------
              Separate Account
                 Portfolio                                  Summary of Investment Strategy/Fund Type
-------------------------------------------- -------------------------------------------------------------------------
            VANGUARD (Advisor)                         Offered through Vanguard Variable Insurance Fund
-------------------------------------------- ------------------------------------------------------------------------
VIF Balanced                                 Growth and Income.
(Wellington Management Company, LLP)
-------------------------------------------- ------------------------------------------------------------------------
VIF Diversified Value                        Growth and Income.
(Barrow, Hanley, Mewhinney & Strauss, Inc.)
-------------------------------------------- ------------------------------------------------------------------------
VIF Equity Income                            Growth and Income.
(Newell Associates)
-------------------------------------------- ------------------------------------------------------------------------
VIF Equity Index                             Growth and Income.  Match performance of a broad-based market index of
(Vanguard Quantitative Equity Group)         stocks of large U.S. companies.
-------------------------------------------- ------------------------------------------------------------------------
VIF Growth
(Alliance Capital Management L.P. and        Growth.
William Blair & Company, L.L.C.)
-------------------------------------------- ------------------------------------------------------------------------
VIF High Yield Bond                          Income.  High-yield, higher-risk corporate "junk" bonds.
(Wellington Management Company, LLP)
-------------------------------------------- ------------------------------------------------------------------------
VIF International
(Schroder Investment Management North
America Inc. and Baillie Gifford Overseas    Growth.
Ltd)
-------------------------------------------- ------------------------------------------------------------------------
VIF Mid-Cap Index                            Growth and Income.  Match performance of a broad-based market index of
(Vanguard Quantitative Equity Group)         stocks of medium U.S. companies.
-------------------------------------------- ------------------------------------------------------------------------
VIF Money Market                             Money Market.
(Vanguard Fixed Income Group)
-------------------------------------------- ------------------------------------------------------------------------
VIF REIT Index                               Income and Growth.
(Vanguard Quantitative Equity Group)
-------------------------------------------- ------------------------------------------------------------------------
VIF Small Company Growth
(Granahan Investment Management, Inc. and    Growth.
Grantham, Mayo, Van Otterloo & Co. LLC)
-------------------------------------------- ------------------------------------------------------------------------
VIF Total Bond Market Index                  Match performance of a broad-based market index of publicly traded, (Vanguard Fixed Income Group) investment-grade bonds.
-------------------------------------------- ------------------------------------------------------------------------
VIF Total Stock Market Index                 Growth and Income.  Match performance of Dow Jones Wilshire 5000 Index.
(Vanguard Quantitative Equity Group)
-------------------------------------------- ------------------------------------------------------------------------
                                                           Offered through Wells Fargo Variable Trust
         WELLS FARGO                                     (formerly Strong Variable Insurance Funds, Inc.
                                                              and Strong Opportunity Fund II, Inc.)
                                                          Advised by Wells Fargo Funds Management, LLC
                                                            Sub-advised by - Wells Capital Management
-------------------------------------------- ------------------------------------------------------------------------
Advantage Discovery Fund                     Long-term capital appreciation.
-------------------------------------------- ------------------------------------------------------------------------
Advantage Opportunity Fund                   Long-term capital appreciation.
---------------------------------------------------------------------------------------------------------------------

o        Adding, Deleting, or Substituting Variable Investment Options
         We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available. We retain the right to change the investments of the Separate Account, and to eliminate the shares of any Subaccount's underlying portfolio and substitute shares of another series fund portfolio. If the shares of the underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Separate Account, we will first notify you and receive any necessary SEC and state approval before making such a change.

         New Separate Account underlying portfolios may be added, or existing funds eliminated, when, in our sole discretion, conditions warrant a change. If a portfolio is eliminated, we will ask you to reallocate any amount in the eliminated portfolio. If you do not reallocate these amounts, we will automatically reinvest them in the Vanguard VIF Money Market Subaccount.

         If we make a portfolio substitution or change, we may change the Policy to reflect the substitution or change. Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts.

o        Voting Rights
         As a Policy Owner, you may have voting rights in the portfolios whose shares underlie the Subaccounts in which you invest. You will receive proxy material, reports, and other materials relating to each underlying portfolio in which you have voting rights.

         If you send us written voting instructions, we will follow your instructions in voting the portfolio shares attributable to your Policy. If you do not send us written instructions, we will vote those shares in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. We will vote shares that we hold in the same proportions as we vote the shares for which we receive instructions from other Policy Owners. The underlying portfolios may not hold routine annual shareholder meetings.

FIXED ACCOUNT FIXED INTEREST RATE OPTION

          There is one fixed interest rate option ("Fixed Account"), where we bear the investment risk. We guarantee that you will earn a minimum interest rate that will yield at least 3.5% per year, compounded annually. We may declare a higher current interest rate. However, you bear the risk that we will not credit more interest than will yield the minimum guaranteed rate per year for the life of the Policy. We have sole discretion over how assets allocated to the Fixed Account are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared. The focus of this prospectus is to disclose the Separate Account aspects of the Policy. Refer to the Policy for additional details regarding the Fixed Account.

All amounts allocated to the Fixed Account become assets of our general account. Interest in the general account has not been registered with the SEC and is not subject to SEC regulation. Therefore, SEC staff have not reviewed the Fixed Account disclosures in this prospectus.

         TRANSFERS

         The Policy is designed for long-term investment, not for use with professional "market timing" services or use with programmed, large or frequent transfers. Excessive transfers could harm other policy owners, annuitants and beneficiaries by having a detrimental effect on investment portfolio management. In addition to the right of the Portfolio to impose redemption fees on short-term trading, we reserve the right to reject any specific premium allocation or transfer request, if in the judgment of a Subaccount portfolio fund advisor, a Subaccount portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or if Policy Owners would otherwise potentially be adversely affected.

         Transferring money out of a Subaccount within 60 days of a purchase may be considered market timing. However, any portfolio fund advisor may establish their own standards, and each transaction may be evaluated on its own. Ultimately the portfolio fund advisor has the authority to make this determination.

         Subject to restrictions during the "right to examine period" and prior to the Annuity Date, you may transfer Policy value from one Subaccount to another, from the Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount, subject to these rules:

         Transfer Rules:
          o A transfer is considered any single request to move assets from one or more Subaccounts or the Fixed Account to one or more of the other Subaccounts or the Fixed Account.
          o We must receive notice of the transfer - either Written Notice, an authorized telephone transaction, or by Internet when available. Transfer requests by facsimile, telephone, or Internet must be sent to us by 3:00 p.m. Central Time (2:30 p.m. for Rydex) for same day processing. Requests received later are processed on the next trading day. Fax requests must be sent to us at 402-467-7923. If requests are faxed elsewhere, we will process them as of the day they are received by our trading unit.
          o The transferred amount must be at least $250, or the entire Subaccount or Fixed Account value if it is less. (If the value remaining after a transfer will be less than $250 in a Subaccount or $100 in the Fixed Account, we will include that amount as part of the transfer.)
               - If the Dollar Cost Averaging systematic transfer program is used, then the minimum transfer amount out of a Subaccount or the Fixed Account is the lesser of $100 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the value of the Fixed Account at the time the Dollar Cost Averaging program is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited.
               - The Portfolio Rebalancing and Earnings Sweep systematic transfer programs have no minimum transfer limits.
          o The first 15 transfers each Policy Year are free. Thereafter, transfers may result in a $10 charge for each transfer. This fee is deducted on a pro-rata basis from balances in all Subaccounts and the Fixed Account; it is not subtracted from the amount of the transfer. Transfers under any systematic transfer program do count toward the 15 free transfer limit.
          o A transfer from the Fixed Account (except made pursuant to a systematic transfer program):
               -    may be made only once each Policy Year;
               -    may be delayed up to six months;
               -    is limited during any Policy Year to the greater of:
                    - 25% of the Fixed account value on the date of the initial transfer during that year;
                    - the greatest amount of any similar transfer out of the Fixed Account during the previous 13 months; or
                    -    $1,000.

          o If the Policy value in any Subaccount falls below $250, we may transfer the remaining balance, without charge, to the Vanguard VIF Money Market Subaccount.
          o Rydex Subaccount transfers received later than 2:30 p.m. Central Time are processed the next Business Day.
          o We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time. We, and most of our portfolio managers, consider market timing strategies, programmed transfers, or transfers that are large in relation to the total assets of an investment option's underlying portfolio as disruptive. For those fund managers who deem such activities disruptive, we may react by, among other things, restricting the availability of personal telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer service. We may also refuse to act on transfer instructions of an agent acting under a power of attorney or otherwise who is acting on behalf of one or more Owners. In making these determinations, we may consider the combined transfer activity of annuity contracts and life insurance policies that we believe are under common ownership, control or direction. Certain fund managers, such as Rydex, may permit short-term trading within their portfolios and will have disclosed this practice in their prospectuses.
          o In the event you authorize telephone or Internet transfers, we are not liable for telephone or Internet instructions that we in good faith believe you authorized. We will employ reasonable procedures to confirm that instructions are genuine.

         THIRD-PARTY SERVICES

         Where permitted and subject to our rules (including those Transfer Rules above regarding rejection of a transfer request), we may accept your authorization to have a third party (such as your sales representative or someone else you name) exercise transfers or investment allocations on your behalf. Third-party transfers and allocations are subject to the same rules as all other transfers and allocations. You can make this election on the application or by sending us Written Notice on a form provided by us. Please note that any person or entity you authorize to make transfers or allocations on your behalf, including any investment advisory, asset allocation, money management or timing service, does so independently from any agency relationship they may have with us for the sale of the Policies. They are accountable to you alone for such transfers or allocations. We are not responsible for such transfers or allocations on your behalf, or recommendations to you, by such third-party services. You should be aware that charges assessed by such third parties for their service are separate from and in addition to charges paid under the Policy.

         DISRUPTIVE TRADING PRACTICES

         The Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading, programmed transfers, or transfers that are large in relation to the total assets of a Subaccount's underlying portfolio can disrupt management of a Subaccount's underlying portfolio and raise expenses. This in turn can hurt performance of an affected Subaccount and therefore hurt your Policy's performance.

Organizations or individuals that use market timing investment strategies and make frequent or other disruptive transfers should not purchase the Policy, unless such transfers are limited to Subaccounts whose underlying portfolio prospectus specifically permits such transfers.

         We reserve the right to reject or restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions. We further reserve the right to impose restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy Owners. Restrictions may include changing, suspending or terminating telephone, on-line and facsimile transfer privileges. We will also enforce any Subaccount underlying portfolio manager's own restrictions imposed upon transfers considered by the manager to be disruptive. Our disruptive trading procedures may vary from Subaccount to Subaccount, and may also vary due to differences in operational systems and contract provisions. Any Subaccount restrictions will be uniformly applied.

         There is no assurance that the measures we take will be effective in preventing market timing or other excessive transfer activity. Our ability to detect and deter disruptive trading and to consistently apply our disruptive trading procedures may be limited by operational systems and technological limitations. The discretionary nature of our disruptive trading procedures may result in some Policy owners being able to market time, while other Policy owners bear the harm associated with timing. Also, because other insurance companies and retirement plans may invest in Subaccount underlying portfolios, we cannot guarantee that Subaccount underlying portfolios will not suffer harm from disruptive trading within contracts issued by them. Certain Subaccount underlying portfolios, such as the Rydex Subaccounts, may permit short-term trading and will have disclosed this practice in their portfolio's prospectus.

         Excessive Transfers

         We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we will consider, among other things:
          o    the total dollar amount being transferred;
          o    the number of transfers you make over a period of time;
          o whether your transfers follow a pattern designed to take advantage of short term market fluctuations, particularly within certain Subaccount underlying portfolios;
          o whether your transfers are part of a group of transfers made by a third party on behalf of individual Policy Owners in the group; and
          o the investment objectives and/or size of the Subaccount underlying portfolio.

         Third Party Traders
         We reserve the right to restrict transfers by any firm or any other third party authorized to initiate transfers on behalf of multiple Policy Owners if we determine such third party trader is engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we may, among other things:
          o    reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or
          o    reject the transfer or exchange instructions of individual Policy
               Owners who have executed transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner.

        We will notify affected Policy Owners before we limit transfers, modify transfer procedures or refuse to complete a transfer. Transfers made pursuant to participation in a dollar cost averaging, portfolio rebalancing, earnings sweep or asset allocation program are not subject to these rules. See the sections of the Prospectus describing those programs for the rules of each program.

         SYSTEMATIC TRANSFER PROGRAMS

         Transfers under any systematic transfer program do count toward the 15 free transfer limit. We reserve the right to alter or terminate any systematic transfer program upon thirty days advance written notice. Only one systematic transfer program may be utilized at a time.

o        Dollar Cost Averaging
         The Dollar Cost Averaging program allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the Ameritas Money Market Subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account. Requested percentages are converted to a dollar amount. You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Dollar Cost Averaging is intended to limit loss by resulting in the purchase of more Accumulation Units when a portfolio's value is low, and fewer units when its value is high. However, there is no guarantee that such a program will result in a higher Policy value, protect against a loss, or otherwise achieve your investment goals.

         Dollar Cost Averaging Rules:
          o There is no additional charge for the Dollar Cost Averaging program.
          o We must receive notice of your election and any changed instruction B either Written Notice, by telephone transaction instruction, or by Internet when available.
          o    Transfers can only occur monthly.
          o The minimum transfer amount out of the Ameritas Money Market Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the Fixed Account value at the time Dollar Cost Averaging is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited. There is no maximum transfer amount limitation applicable to any of the Subaccounts.
          o Dollar Cost Averaging program transfers cannot begin before the end of a Policy=s "right to examine" period.
          o You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Policy Month Anniversary following the date the Policy=s "right to examine" period ends.
          o You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the Ameritas Money Market Subaccount or the Fixed Account is less than $100.
          o Dollar Cost Averaging is not available when the Portfolio Rebalancing Program is elected.

o        Portfolio Rebalancing
         The Portfolio Rebalancing program allows you to rebalance your Policy value among designated Subaccounts only as you instruct. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

         Portfolio Rebalancing Program Rules:
          o There is no additional charge for the Portfolio Rebalancing program.
          o    The Fixed Account is excluded from this program.
          o You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by Internet when available.
          o You may have rebalancing occur quarterly, semi-annually or annually.
          o Portfolio Rebalancing is not available when the Dollar Cost Averaging Program is elected.

o        Earnings Sweep
         The Earnings Sweep program allows you to rebalance your Policy value by automatically allocating earnings from your Subaccounts among designated investment options (Subaccounts or the Fixed Account), either based on your original Policy allocation of premiums or pursuant to new allocation instructions. You may change your Earnings Sweep program instructions at any time. Any change will be effective when the next sweep occurs.

         Earnings Sweep Program Rules:
          o    There is no additional charge for the Earnings Sweep program.
          o    The Fixed Account is included in this program.
          o You must request the Earnings Sweep program, give us your allocation instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by Internet when available.
          o You may have your earnings sweep quarterly, semi-annually or annually.

         MODEL ASSET ALLOCATION PROGRAM

         We may offer a model asset allocation program. However, you always have the ability to construct your own asset allocation plan from among the investment options available in your Policy. Model asset allocation programs are intended to match model risk tolerance and investment objectives with the investment options available in your Policy.

o        Morningstar Asset Allocator Program

         Currently, we offer the Morningstar(R) Asset Allocator program, from Morningstar Associates, LLC ("Morningstar"), which consists of five models, ranging from aggressive to conservative.
         To participate in the asset allocation program:
          o AIC will serve as your investment adviser fiduciary for the program solely for purposes of development of the models and periodic updates to the models. You must give AIC your written consent and discretionary authority for AIC to give us instructions to allocate your premiums (or, for an existing Policy, Policy value) pursuant to the allocations of the model you select. AIC will also periodically instruct us to change your allocations consistent with any changes to the model made by AIC as recommended by Morningstar. AIC has no discretionary authority to execute any other transfers for your policy.
          o    You must complete the Asset Allocator Questionnaire.
          o You must allocate all of your Policy value to one asset allocation model. We must receive notice of your asset allocation model election either by written notice or Internet (when available) before we can begin a program for you. Only you can select which model is best for you. The Asset Allocator Questionnaire can be an aid, but neither it nor AIC will make this decision for you. You may wish to consult with your own financial professional to determine whether participation in the program is best for you, and if so, which model is most suitable.
          o Each calendar quarter we will automatically rebalance the Subaccount values to be consistent with the allocation percentages for the program model that you elected. Such rebalancing will be disclosed in quarterly statements to you. Performance of each model is updated daily on our website and is available upon request.
          o Annually, AIC will re-evaluate and may make changes to each investment level model based upon Morningstar's recommendations. When AIC updates the models, we will send you written notice of the updated models at least 30 days in advance of the date the updated models are to be effective. If you wish to accept the changes in your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be reallocated automatically pursuant to the updated model. If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Morningstar Asset Allocator program.
          o If you are currently participating in a Morningstar Asset Allocator asset allocation model and you make changes to your allocations outside the model, you will not receive future notifications of model changes. You will then be considered as having withdrawn from the Morningstar Asset Allocator program and as having cancelled your relationship with AIC for purposes of implementing the program with your Policy.

          o AIC is compensated by us as principal underwriter for the Policies and also receives an advisory fee as adviser to the Ameritas Portfolios available as investment options within the Policies. We and AIC may also receive revenue sharing from other portfolios in the models. This additional compensation and related responsibilities may create conflicts of interest as AIC determines what portfolios should be in the models. However, we believe this risk is reduced or eliminated by contracting with Morningstar to independently evaluate and recommend the selection, allocation weighting, and periodic updates regarding portfolios in the models.

         There is no additional charge for selecting the Morningstar Asset Allocator program. Although asset allocation programs are intended to mitigate investment risk, there is still a risk that investing pursuant to a model will still lose value. For information about risks of participating in the Morningstar Asset Allocator program and more detail about the program, including more information about conflicts of interest, ask for a copy of this prospectus' Statement of Additional Information. More information about AIC's role as investment advisor for the program is available on AIC's Form ADV Part II which is delivered to you at the time you subscribe to the program. We may modify or discontinue the model asset allocation program at any time.

OTHER IMPORTANT POLICY INFORMATION

         POLICY APPLICATION AND ISSUANCE

         The insured must not be older than age 80 on the insured's birthday nearest to the Policy Date. To purchase a Policy, you must submit an application, at least the Initial Premium (see below), and provide evidence of the proposed insured's insurability satisfactory to us. Before accepting an application, we conduct underwriting to determine insurability. We reserve the right to reject any application or premium. If we issue a Policy, insurance coverage will be effective as of the Policy Date.

 Replacing an existing life insurance policy is not always your best choice.
                       Evaluate any replacement carefully.

o        Application in Good Order

         All application questions must be answered, but particularly note these requirements:
          o The Owner's and insured's full name, Social Security number (tax identification number for a business or trust Owner), date of birth, and certain other required information must be included.
          o Your premium allocations must be complete, be in whole percentages, and total 100%.
          o    Initial Premium requirements must be met (see below).
          o Your signature and your agent's signature must be on the application.
          o City, state and date the application was signed must be completed.
          o You must provide all information required for us to underwrite your application (including health and medical information about the insured, and other information we consider relevant).
          o    If you have one, please give us your e-mail address to facilitate receiving updated Policy information by electronic delivery.
          o    There may be forms in addition to the application required by law or regulation, especially when a replacement of other coverage is involved.
          o    Your agent must be both properly licensed and appointed with us.

o        Premium Requirements
         Your premium checks should be made payable to "Ameritas Life Insurance Corp." We may postpone crediting any payment made by check until the check has been honored by your bank. Payment by certified check, banker's draft, or cashier's check will be promptly applied. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources.

         Initial Premium
          o At least 25% of the total first year guaranteed monthly deductions including charges for riders, and any substandard risk adjustments for the specified amount of insurance coverage you apply for.

         Additional Premiums
          o Payment of additional premiums is flexible, but must be enough to cover Policy charges.
          o If a premium increases the net amount of insurance coverage at risk, it is subject to evidence of the insured's continued insurability and our underwriting requirements as to the amount of the increase.
          o Planned Periodic Premiums may be paid annually, semi-annually, quarterly, or monthly. You may change your Planned Periodic Premium, subject to our approval. Because Policy value can fluctuate depending upon the performance of your selected variable investment options, payment of your Planned Periodic Premiums does not guarantee that your Policy will remain in force. Your Policy can lapse even if you pay all Planned Periodic Premiums on time.

          o If there is a Policy loan, you should identify any payment intended to reduce a loan as a loan repayment; otherwise it will be treated as a premium and added to Policy value.
          o    Additional premiums are applied pursuant to your current
               allocation instructions, unless you give us different
               instructions by Written Notice or authorized telephone transaction when you make the payment.
          o We reserve the right to limit premiums or refund any values so the Policy qualifies as life insurance under the federal Internal Revenue Code.

o        Crediting and Allocating Premium
         Once your application is in good order, we will credit initial net premium to the Policy on the date the Policy is issued. All premiums are allocated to the Vanguard VIF Money Market Subaccount until 13 days after the date the Policy is issued to accommodate state "Right to Examine" rights under the Policy. Then, we allocate your Policy value to the investment options according to your allocation instructions. However, where allowed, if you have allocated 100% to the Fixed Account, the initial net premium is allocated to the Fixed Account. In this instance, no further allocation will occur. If a Policy is not issued, we will return your premium.

         Until your Policy is issued, premium payments received by us are held in our general account and are credited with interest at a rate we determine.

         POLICY VALUE

         On your Policy's date of issue, Policy value equals your initial net premium (premium less the Percent of Premium Charge) less the Policy's first monthly deductions. On any Business Day thereafter, your total Policy value equals the sum of Policy value in the Separate Account variable investment options, the Fixed Account, and the Loan Account, minus any monthly deduction due and not paid.

o        Separate Account Value
         Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units. The Policy value held in the Separate Account Subaccounts on any Business Day is determined by multiplying each Subaccount's Accumulation Unit value by the number of Subaccount units allocated to the Policy. Each Subaccount's Accumulation Unit value is calculated at the end of each Business Day as follows:

          (a) the per share net asset value of the Subaccount's underlying portfolio as of the end of the current Business Day plus any dividend or capital gain distribution declared and unpaid by the underlying portfolio during that Business Day, times the number of shares held by the Subaccount, before the purchase or redemption of any shares on that date; minus
          (b) the daily mortality and expense risk charge; and this result divided by
          (c) the total number of Accumulation Units held in the Subaccount on the Business Day before the purchase or redemption of any Accumulation Units on that day.

         When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on the Business Day the transaction is made.

         An investment in money market funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

o        Fixed Account Value
         The Policy value of the Fixed Account on any Business Day equals:
          (a) the Policy value of the Fixed Account at the end of the preceding Policy month; plus
          (b) any net premiums credited to the Fixed Account since the end of the previous Policy month; plus
          (c) any transfers from the Subaccounts to the Fixed Account since the end of the previous Policy month; plus
          (d) any transfers from the Loan Account to the Fixed Account since the end of the previous Policy month, minus
          (e) any transfers from the Fixed Account to the Loan Account since the end of the previous Policy month; minus
          (f) any transfers and transfer fee from the Fixed Account to the Subaccounts since the end of the previous Policy month; minus
          (g) any partial withdrawal and partial withdrawal charge taken from the Fixed Account since the end of the previous Policy month; minus
          (h) the Fixed Account's share of any monthly deductions from Policy value; minus
          (i)  the Fixed Account's share of charges for any optional features;
               plus
          (j) interest credited on the Fixed Account balance since the end of the previous Policy month.

         MISSTATEMENT OF AGE OR SEX

         If the age or sex of the insured or any person insured by a Policy or rider has been misstated on the application, the Policy death benefit and any additional benefits provided will be those which would be purchased by the most recent cost of insurance charge and the cost of such additional benefits at the insured person's correct age or sex.

         SUICIDE

         We will pay the greater of the premiums received or Policy value, less any partial withdrawals and indebtedness, if the insured, while sane or insane, commits suicide within two years (one year in Colorado and North Dakota) after the date the Policy was issued (and in Missouri, the insured intended suicide at the time coverage was applied for). We will pay the greater of the monthly deductions for an increase in specified amount of insurance coverage or Policy value attributable to such an increase if the insured, while sane or insane, commits suicide within two years (one year in Colorado and North Dakota) after the effective date of any increase (and in Missouri, the insured intended suicide at the time the increase was applied for). Optional feature riders to the Policy may have separate suicide provisions.

         INCONTESTABILITY

         We will not contest the validity of the Policy after it has been in force during the insured's lifetime for two years from the date the Policy was issued or for two years from the date of any reinstatement. We will not contest the validity of an increase in the specified amount of insurance coverage after the Policy has been in force during the insured's lifetime for two years from the effective date of any increase. Any contest of an increase in the specified amount of insurance coverage will be based on the application for that increase. Optional benefit riders to the Policy may have separate incontestability provisions.

         TELEPHONE TRANSACTIONS

Telephone Transactions Permitted
o    Transfers among investment options.
o    Establish systematic transfer programs.
o    Change premium allocations.

How to Authorize Telephone Transactions
o Upon your authorization on the Policy application or in Written Notice to us, you, your registered representative or a third person named by you may do telephone transactions on your behalf. You bear the risk of the accuracy of any designated person's instructions to us.

Telephone Transaction Rules
o Must be received by close of the New York Stock Exchange ("NYSE") (usually 3 p.m. Central Time); if later, the transaction will be processed the next day the NYSE is open. Rydex Subaccount transactions must be received by 2:30 p.m. Central Time for same day processing.
o    Calls will be recorded for your protection.
o For security, you or your authorized designee must provide your Social Security number and/or other identification information.
o    May be discontinued at any time as to some or all Owners.

We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

         LAPSE AND GRACE PERIOD

o        Lapse

         Because Policy value can fluctuate depending upon the performance of your selected variable investment options, your Policy can lapse, even if you pay all Planned Periodic Premiums on time.

         This Policy will lapse with no value when Policy's cash surrender value is not enough to cover any due but unpaid charges. However, this Policy will not terminate during a grace period as long as sufficient premium is paid by the end of the grace period to prevent lapse.

           Lapse of the Policy may result in adverse tax consequences.

o        Guaranteed Death Benefit

         We guarantee the Policy will not lapse during its first three Policy Years so long as the Guaranteed Death Benefit Premium, adjusted for partial withdrawals and outstanding loan and loan interest, is paid, even if the Cash Surrender Value is not enough to pay Policy charges due. This feature may be modified or not available in all states.

     o If the Policy does lapse, the Guaranteed Death Benefit ends and is not reinstated even if the underlying Policy is reinstated after a grace period;
     o Increases in specified amount of insurance will be reflected in the Guaranteed Death Benefit Premium requirement from the effective date of the change; and
     o Policy premiums paid to date, minus partial withdrawals since the Policy Date, and minus outstanding Policy loans and loan interest charged, must meet or exceed the cumulative Guaranteed Death Benefit Premium required to date.

o        Grace Period

         If your Policy lapses, we allow you a 61-day grace period to make a premium payment in order to continue the Policy. The grace period begins on the date we mail a notice of the premium necessary to keep this Policy in force. We will mail this notice to you at your current address on record with us and to any assignee on record. Insurance coverage continues during the grace period, but the Policy has no value for purposes of Policy loans, surrenders or transfers. If sufficient premium is not paid by the end of the grace period, the Policy will terminate without value as of the first day of the grace period. If the insured dies during the grace period, we will deduct outstanding Policy debt and Policy charges due but not paid from the death benefit proceeds payable.

         REINSTATEMENT

         If the Policy lapses because a grace period ended without a sufficient payment being made, you may reinstate it within three years of the date of lapse. To reinstate, we must receive:
     o    Written application signed by you and the insured;
     o Evidence of the insured's insurability satisfactory to us, and the insurability of any insured covered under an optional benefit rider;
     o    Premium at least equal to the greater of:
          (1) An amount sufficient to bring the Cash Surrender Value after the first monthly deduction to an amount greater than zero; or
          (2)  Three times the current Policy Month's monthly deduction.

         If any outstanding Policy loan is reinstated, that debt will be held in our Fixed Account.

         The effective date of reinstatement will be the Policy Monthly Anniversary date on or next following the date the reinstatement is approved.

         The specified amount of the reinstated Policy may not exceed the specified amount at the time of lapse. The Policy value on the effective date of reinstatement will equal the Policy value as of the date of lapse. The surrender charge at reinstatement, if any, will be based on the current Policy Year as if the Policy had never terminated. Any guaranteed death benefit cannot be reinstated.

         The Policy cannot be reinstated once it has been fully surrendered.

         DELAY OF PAYMENTS OR TRANSFERS

         We will usually pay any amounts from the Separate Account requested as a partial withdrawal or cash surrender within seven days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if: (i) the NYSE is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Separate Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

         We may defer payments of a full or partial surrender from the Fixed Account for up to six months from the date we receive your Written Notice requesting the surrender.

         BENEFICIARY

         You may change your beneficiary by sending Written Notice to us, unless the named beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice. The change will not apply to any payments made or other action taken by us before recording. If the named beneficiary is irrevocable, you may change the named beneficiary only by Written Notice signed by both you and the beneficiary. If more than one named beneficiary is designated, and you fail to specify their interest, they will share equally.

         If the named beneficiary dies before you, then your estate is the beneficiary until you name a new beneficiary.

         The interest of any beneficiary is subject to that of any assignee.

         MINOR OWNER OR BENEFICIARY

         Generally (and except as provided for in some states) a minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy beneficiary. Contrary to common belief, in most States parental status does not automatically give parents the power to provide an adequate release to us to make beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named beneficiary, we are able to pay the minor's beneficiary payments to the minor's trustee or guardian. Some states allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian; it is often a very simple process that can be accomplished without the assistance of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

         POLICY CHANGES

         Any change to your Policy is only effective if on a form acceptable to us, and then only once it is received at our Service Center and recorded on our records. Information on how to contact us to determine what information is needed and where you can get various forms for Policy changes is shown on this prospectus' page 1, 3 and last page.

         "FREE LOOK" RIGHTS

         Most States give you a limited period of time within which you can cancel your Policy, usually called a "right to examine" or "free look" period. The amount we will refund if you cancel during this period varies, but will always be at least the amount required by the State whose law governs your Policy. The specific terms of your state's "free look" requirements are on the front page of your Policy.

         OPTIONAL FEATURES

         Subject to certain requirements, one or more of the optional insurance benefits described in APPENDIX A - OPTIONAL FEATURES may be added to your Policy by rider. The cost of any optional insurance benefit will be deducted monthly from Policy value as stated in this prospectus' CHARGES section.

         LEGAL PROCEEDINGS

         As of the date of this Prospectus, there are no proceedings affecting the Separate Account, or that are material in relation to our total assets.

         HOW TO GET FINANCIAL STATEMENTS

         Our company and separate account financial statements are included in a Statement of Additional Information ("SAI"). For information on how to obtain copies of these financial statements, at no charge, see the STATEMENT OF ADDITIONAL INFORMATION; REGISTRATION STATEMENT provision on the last page of this prospectus.

POLICY DISTRIBUTIONS

         The principle purpose of the Policy is to provide a death benefit upon the insured's death, but before then you may also borrow against the Policy's Cash Surrender Value, take a partial withdrawal, or fully surrender it for its Cash Surrender Value. Tax penalties and surrender charges may apply to amounts taken out of your Policy.

         DEATH BENEFIT

         Upon the insured's death, we will pay to the Policy beneficiary:
          (a) the death benefit on the insured's life, determined as described below; plus
          (b) any additional life insurance proceeds provided by any optional benefit or rider; minus
          (c)  any outstanding Policy debt; minus
          (d) any due and unpaid Policy charges, including deductions for the month of death.

         We will pay the death benefit after we receive Due Proof of Death of the insured's death and as soon thereafter as we have sufficient information about the beneficiary to make the payment. Death benefits may be paid pursuant to a payment option to the extent allowed by applicable law and any settlement agreement in effect at the insured's death. If neither you nor the beneficiary makes a payment option election within 60 days of our receipt of Due Proof of Death, we will issue a lump-sum payment to the beneficiary.

A death benefit is payable upon:
   -  Your Policy being in force;
   -  Our receipt of Due Proof of Death of the Insured;
   -  Our receipt of sufficient beneficiary information to make the payment; and
   -  Your election of a payment option.
"Due Proof of Death" is generally a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to us.


o        Death Benefit Options
         You may choose one of two death benefit options. Option A is in effect unless you elect Option B.

Death Benefit Option A
     If you prefer to have favorable investment performance, if any, reflected in higher Policy value rather than increased insurance coverage, you should generally select Option A.

Under Option A, the death benefit is the greater of:
     (a) the specified amount of insurance coverage on the insured's date of death; or
     (b) the Policy value on the date of death multiplied times the corridor percentage (see below).

Death Benefit Option B
If you prefer to have favorable investment performance, if any, reflected in increased insurance coverage rather than higher Policy value, you should generally select Option B.

Under Option B, the death benefit is the greater of:
     (a) the specified amount of insurance coverage on the date of death plus the Policy value; or
     (b) the Policy value on the date of death multiplied times the corridor percentage (see below).

         ------------- ------------ ----------- ----------- ----------- ----------- ----------- -----------
            Attained      Corridor    Attained    Corridor   Attained     Corridor    Attained    Corridor
              Age            %           Age         %          Age          %           Age          %
         ------------- ------------ ----------- ----------- ----------- ----------- ----------- -----------
             0-40         250%
              41          243%          51         178%         61         128%         71         113%
              42          236%          52         171%         62         126%         72         111%
              43          229%          53         164%         63         124%         73         109%
              44          222%          54         157%         64         122%         74         107%
              45          215%          55         150%         65         120%       75-90        105%
              46          209%          56         146%         66         119%         91         104%
              47          203%          57         142%         67         118%         92         103%
              48          197%          58         138%         68         117%         93         102%
              49          191%          59         134%         69         116%        94+         101%
              50          185%          60         130%         70         115%
         ------------- ------------ ----------- ----------- ----------- ----------- ----------- -----------

Changes in Death Benefit Option
         After the first Policy Year, you may change your Policy's death benefit option.

Changes in Death Benefit Option Rules
o    Your request for a change must be by Written Notice.
o You can only change your Policy death benefit option once each Policy Year. The change will be effective on the Policy Monthly Anniversary after we receive (or, if evidence of insurability is necessary, after we approve) your request.
o    There is no fee to change your Policy death benefit option.
o Changing from Option A to Option B: A change from Option A to Option B will require satisfactory evidence of insurability. The death benefit after the change will equal the specified amount prior to the change plus the accumulation value as of the date of the change.
o Changing from Option B to Option A: The specified amount of insurance will equal the death benefit on the date of the change.
The change is only allowed if the new specified amount of insurance meets the requirements set forth in the Change in Specified Amount of Insurance Coverage section, below.

o        Change in Specified Amount of Insurance Coverage
         You may change the current specified amount of insurance coverage by Written Notice on a form provided by us, and subject to our approval. A change could have federal tax consequences (see this Prospectus' TAX MATTERS section). Any change will take effect on the Policy Monthly Anniversary on or after the date we receive your Written Notice.

INCREASE () in Coverage Rules
o    No increase is allowed in the first Policy Year.
o    The insured's age nearest birthday must be 80 or younger.
o A new application, evidence of insurability, and additional premium for the amount of the increase may be required.
o Minimum amount of an increase in specified amount of insurance coverage is $25,000.
o Cost of insurance charges for the increase will be based upon the insured's attained age and underwriting class at the time of the increase.
o The Administrative Charge will increase to $9 per month for the 12 months following the increase. See this Prospectus' CHARGES section.
o Ongoing additional premium may be required to maintain your Policy's Guaranteed Death Benefit Premium requirements. (See this Prospectus' OTHER IMPORTANT POLICY INFORMATION: Lapse & Grace Period provision.)
o Additional premium may be required if Policy value at the time of the increase, minus outstanding Policy debt, is less than an amount equal to 12 times what the current monthly deductions from Policy value will be reflecting the increase in specified amount of insurance coverage.

DECREASE () in Coverage Rules
o No decrease is allowed in the first Policy Year nor during the first 12 Policy Months following an increase in specified amount of insurance coverage except for a decrease which is the result of a partial withdrawal.
o    The specified amount of coverage after the decrease must be at least:
     -    $100,000 in the first three Policy Years, and
     -    $75,000 in the 4th and subsequent Policy Years.
o We may limit any requested decrease to the amount necessary to keep the Policy in compliance with maximum premium limits under federal tax law.
o A decrease will not lower the Guaranteed Death Benefit Premium in effect at the time of the decrease.

         MATURITY DATE

         The Policy's normal Maturity Date is the Policy anniversary nearest the insured's 100th birthday. On the Maturity Date, we will pay you the Policy value, less any loan and unpaid loan interest, if the insured is then living, if this Policy is in force, and you have not elected to extend the Policy's Maturity Date. The Policy may terminate prior to the Maturity Date as described under the Lapse and Grace Period provision. If the Policy does continue in force to the Maturity Date, it is possible there will be little or no Policy value at that time.

o        Coverage Beyond Maturity

The tax consequences of extending the Maturity Date are unclear. Please consult a tax advisor.

         At least 90 days before the Policy's normal Maturity Date, you may elect to continue the Policy in force beyond the normal Maturity Date for as long as the Policy value is greater than zero. The election must be made by Written Notice, upon which we will issue you, at no additional cost, an Extended Maturity Rider; this Rider is not available in all states. The following will apply:
     o    The death benefit will be the Policy value.
     o    You cannot pay any more premiums.

     o The insured's date of death will be considered the Policy's Maturity Date, except that this rider does not extend the Maturity Date for purposes of determining benefits under any other riders.
     o We Will maintain your allocation of Policy value to the Subaccounts and the fixed account according to your instructions.
     o    No monthly charges will be made for cost of insurance or riders.

         Some States may require that your Policy mature as of a certain date (usually the Policy Anniversary nearest your 100th birthday), or limit your benefits and the charges we may collect for your coverage after such date. See your Policy language for detailed information about benefits at age 100 and beyond.

         POLICY LOANS

         If you ask, your sales representative or we may be able to provide you with illustrations giving examples of how a loan might affect Policy value, Cash Surrender Value and death benefit. Any loan transaction will permanently affect Policy values. Surrender or lapse of a Policy while a loan is outstanding could result in significant tax consequences.

Amount You Can Borrow
--------------------------------------------------------------------------------
Standard Policy Loan. After the first Policy Year, you may borrow not less than $200 and up to an amount equal to the Cash Surrender Value, minus guaranteed monthly deductions from Policy value for the rest of the Policy Year, minus interest on Policy debt including the requested loan to the next Policy anniversary.
--------------------------------------------------------------------------------
Reduced Rate Policy Loan. Available after the 10th Policy Year. Amount eligible is 10% of Policy value as of the 10th Policy anniversary times the number of years since the 10th anniversary, increased by the accrued interest charges on the reduced loan amount. Any Standard Policy Loan outstanding at the end of the 10th Policy Year and each year thereafter will become a Reduced Rate Policy Loan up to the eligible amount from that point forward. Once a loan is categorized as a Reduced Rate Policy Loan, it will continue to be charged the reduced loan rate.
--------------------------------------------------------------------------------

Loan Interest Rate
--------------------------------------------------------------------------------
Standard Policy Loan. Current net annual loan interest rate of 2%. We charge a current interest rate with a 5.5% effective annual yield (guaranteed to not exceed 6%), but we also credit an interest rate with an effective annual yield of 3.5% to any amounts in the Loan Account.
--------------------------------------------------------------------------------
Reduced Rate Policy Loan. Current net annual loan interest rate of 0%: we charge a current interest rate with a 3.5% effective annual yield (guaranteed to not exceed 4%), but we also credit an interest rate with an effective annual yield of 3.5% to any amounts in the Loan Account.
--------------------------------------------------------------------------------

Loan Rules
o    The Policy must be assigned to us as sole security for the loan.
o We will accept a loan request signed by you on our form of Written Notice by mail or facsimile.
o We will transfer all loan amounts from the Subaccounts and the Fixed Account to a Loan Account. The amounts will be transferred on a pro rata basis, unless you instruct us otherwise. If the value of an investment option after a transfer pursuant to your instructions is less than $100, the amounts will be transferred on a pro rata basis.
o Loan interest is due on each Policy Anniversary. If the interest is not paid when due, we will transfer an amount equal to the unpaid loan interest from only Policy investment options you designate; if that is not possible (due to insufficient value in an investment option you elect) or you have not provided such instructions, we will deduct loan interest on a pro-rata basis from balances in all Subaccounts and the Fixed Account.
o If Policy debt exceeds Policy value minus the Surrender Charge minus accrued expenses and charges, you must pay the excess or your Policy will lapse.
o All or part of a loan may be repaid at any time while the Policy is in force. We will deduct the amount of the loan repayment from the Loan Account and allocate that amount among the Subaccounts and the Fixed Account in the same percentages as net premium is allocated on the date of repayment. We will treat any amounts you pay us as a premium unless you specify that it is a loan repayment.
o The death benefit will be reduced by the amount of any loan outstanding and unpaid loan interest on the date of the insured's death.
o We may defer making a loan for up to six months unless the loan is to pay premiums to us.

FULL SURRENDER

         While the insured is alive, you may terminate the Policy for its Cash Surrender Value. Following a full surrender, all your rights in the Policy end, and the Policy may not be reinstated.

         Full Surrender Rules
          o We will accept a full surrender request signed by you on our form of Written Notice by mail or facsimile. However, when accepting a request by a method not requiring an original signature, there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.
          o Surrenders may be taxable, and a 10% federal tax penalty on gains may apply prior to age 59 1/2. See the TAX MATTERS section of this prospectus for more information.
          o We may defer surrender payments from the Fixed Account for up to six months from the date we receive your request.

         PARTIAL WITHDRAWAL

         While the insured is alive, you may withdraw part of the Policy value. The amount requested and any partial withdrawal charge will usually be deducted from the Policy value on the date we receive your request if received before 3 p.m. Central Time. The Policy value will be reduced by the amount of the partial withdrawal, but the specified amount of insurance coverage will not change.

         If Death Benefit Option A (described above) is in effect, then the current specified amount of insurance coverage as well as Policy value will be reduced by the amount of any partial withdrawal.

         If Death Benefit Option B (described above) is in effect, the Policy value will be reduced by the amount of the partial surrender, but the specified amount of insurance coverage will not change.

Partial Withdrawal Rules

o We will accept a partial withdrawal request signed by you on our form of Written Notice by mail or facsimile. However, when accepting a request by a method not requiring an original signature, there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.
o The applicable Partial Withdrawal Charge is described in your Policy and the CHARGES section of this Prospectus.
o The minimum partial withdrawal amount is $500; the maximum is an amount such that remaining Cash Surrender Value is at least $1,000 or an amount sufficient to maintain the Policy in force for the next 12 months, and the specified amount of insurance coverage after the withdrawal must be at least:
        - $100,000 in the first three Policy Years, and
        - $75,000 in the 4th and subsequent Policy Years.
o    A partial withdrawal is irrevocable.
o For tax purposes, partial withdrawals are treated as made first from premiums paid and then from earnings, beginning with the most recent premium payment, unless the Policy is a modified endowment contract.
o Partial withdrawals will be deducted from your Policy investment options on a pro rata basis, unless you instruct us otherwise. If the value of an investment option after a withdrawal pursuant to your instructions is less than $100, the amounts will be deducted on a pro rata basis.
o Partial withdrawals result in cancellation of Accumulation Units from each applicable Subaccount.
o We reserve the right to defer withdrawal payments from the Fixed Account for up to six months from the date we receive your request.
o Partial withdrawals may change the Guaranteed Death Benefit Premium requirements. You may request a new illustration of policy values from us to demonstrate these changes.
o Depending upon the circumstances, a partial withdrawal may have tax consequences.

         PAYMENT OF POLICY PROCEEDS

         A primary function of a life insurance policy is to provide payment options for payment of Policy proceeds in a way that best benefits the payee. Policy proceeds are payable upon the insured's death, a full surrender or partial withdrawal of Policy value, or upon any other benefit where certain proceeds are payable. You may elect to have Policy proceeds paid under one of several payment options or as a lump sum. If another option is not chosen within 60 days of the date we receive satisfactory proof of the insured's death, we will make payment in a lump sum to the beneficiary.

         Rules for Payment of Policy Proceeds

o You, or your beneficiary after your death if you are the insured, may elect a payment option by completing an election form that can be requested from us at any time.
o Payees must be individuals who receive payments in their own behalf unless otherwise agreed to by us.

o An association, corporation, partnership or fiduciary can only receive a lump sum payment or a payment under a fixed period payment option (Death Benefit Option C).
o    Any payment option chosen will be effective when we acknowledge it.
o We may require proof of your age or survival or the age or survival of the payee.
o We reserve the right to pay the proceeds in one lump sum when the amount is less than $5,000, or when the payment option chosen would result in periodic payments of less than $100. If any payment would be or becomes less than $100, we also have the right to change the frequency of payments to an interval that will result in payments of at least $100. In no event will we make payments under a payment option less frequently than annually.
o No payee may commute, encumber or alienate any proceeds under this Policy before they are due. No proceeds are subject to attachment for any debt or obligation of any payee.
o When the last payee dies, we will pay to the estate of that payee any amount on deposit, or the then present value of any remaining guaranteed payments under a fixed payment option.

         Payments under the payment options are fixed payments based on a fixed rate of interest at or higher than the minimum effective annual rate which is guaranteed to yield 3% on an annual basis. Proceeds to fund payments are transferred to our general account and are no longer a part of the Separate Account. We have sole discretion whether or not to pay a higher interest rate for payment options A, B, C, D or E (see below). Current single premium immediate annuity rates for options D or E are used if higher than the guaranteed amounts (guaranteed amounts are based upon the tables contained in the Policy). Current interest rates, and further information, may be obtained from us. The amount of each fixed annuity payment is set and begins on the date payment of Policy proceeds is to begin, and does not change.

o        Selecting a Payment Option

         Once fixed payments under a payment option begin, they cannot be changed. (We may allow the beneficiary to transfer amounts applied under options A to C to options D to F after the date payment of Policy proceeds begins. However, we reserve the right to discontinue this practice.)

The longer the guaranteed or projected payment option period, the lower the amount of each payment.

         Note: If you elect payment options D or E and select a non-guaranteed period, it is possible that only one annuity payment would be made under the payment option if the person whose life the payment is based upon (the "measuring life") dies before the due date of the second payment, only two payments would be made if the "measuring life" died before the due date of the third payment, etc.

         The payment options for receiving Policy proceeds are:

A. Interest Payment. We will pay interest each month at a rate determined by us on the amount retained.

B. Payments for a Fixed Amount. Proceeds are paid in equal monthly installments until proceeds, with interest, have been fully paid. The total annual payment must be at least 5% of the amount retained.

C. Payments for a Fixed Period. Proceeds are paid in equal monthly installments for the specified period chosen not to exceed 20 years. Monthly incomes for each $1,000 of proceeds, which include interest, are illustrated by a table in the Policy.

D. Lifetime Income. Proceeds are paid as equal monthly installments based on the life of a named person, and continue for the lifetime of that person. Variations provide for guaranteed payments for a period of time or a lump sum refund.

E. Joint and Last Survivor Lifetime Income. Proceeds are paid as equal monthly installments during the joint lives of two individuals and until the last of them dies. Variations provide for a reduced amount of payment during the lifetime of the surviving person.

F.   Lump Sum. Proceeds are paid in one sum.

TAX MATTERS

         The following is only general information about federal tax law and is not intended as tax advice to any individual. Tax laws affecting the Policy are complex, may change and are affected by your facts and circumstances. We cannot guarantee the tax treatment of the Policy or any transaction involving the Policy. You should consult your own tax adviser as to how these general rules and any applicable taxes will apply to you if you purchase a Policy.

         LIFE INSURANCE QUALIFICATION; TAX TREATMENT OF DEATH BENEFIT

         The Internal Revenue Code, as amended (the "Code") defines a life insurance contract for federal income tax purposes. This definition can be met if an insurance contract satisfies either one of two tests. The Code and related regulations do not directly address the manner in which these tests should be applied to certain features of the Policy. Thus, there is some uncertainty about how those tests apply to the Policy.

         Nevertheless, we believe the Policy qualifies as a life insurance contract for federal tax purposes, so that:

     o the death benefit should be fully excludable from the beneficiary's gross income; and
     o you should not be considered in constructive receipt of the Cash Surrender Value, including any increases in Cash Surrender Value, unless and until it is distributed from the Policy.

         We reserve the right to make such changes in the Policy as we deem necessary to assure it qualifies as a life insurance contract under the Code and continues to provide the tax benefits of such qualification.

         Modified Endowment Contracts. The Code establishes a class of life insurance contracts designated as modified endowment contracts. The Code rules governing whether a Policy will be treated as a modified endowment contract are extremely complex. In general, a Policy is a modified endowment contract if the accumulated premium payments made at any time during the first seven Policy Years exceed the sum of the net level premium payments which would have been paid on or before such time if the policy provided for paid-up future benefits after the payment of seven level annual premiums. A Policy may also become a modified endowment contract because of a material change. The determination of whether a Policy is a modified endowment contract after a material change generally depends upon the relationship of the Policy's death benefit and Policy value at the time of such change and the additional premium payments made in the seven years following the material change. A Policy may also become a modified endowment contract if the death benefit is reduced.

This Policy's flexibility and how you tailor it to meet your needs could cause it to be a modified endowment contract. We recommend you consult with a tax adviser to determine if desired Policy transactions may cause such treatment. When a premium payment is credited which we believe causes the Policy to become a modified endowment contract, we will notify you and offer you the opportunity to request a refund of that premium in order to avoid such treatment. You have 30 days after receiving such a notice to request the refund.

         A Policy issued in exchange for a modified endowment contract is subject to tax treatment as a modified endowment contract. However, we believe that a Policy issued in exchange for a life insurance policy that is not a modified endowment contract will generally not be treated as a modified endowment contract if the death benefit of the Policy is greater than or equal to the death benefit of the Policy being exchanged. The payment of any premiums at the time of or after the exchange may, however, cause the Policy to become a modified endowment contract. You may, of course, choose to not make additional payments in order to prevent a Policy from being treated as a modified endowment contract.

         SPECIAL CONSIDERATIONS FOR CORPORATIONS

       Premium paid by a business for a life insurance Policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the Policy. For purposes of the alternative minimum tax ("AMT") that may be imposed on corporations, the death benefit from the Policy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings" for AMT purposes. In addition, although increases to the Policy's cash surrender value are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes. In recent years, Congress has adopted new rules relating to corporate owned life insurance. Any business contemplating the purchase of a new life insurance contract or a change in an existing contract should consult a tax advisor.

TAX TREATMENT OF LOANS & OTHER DISTRIBUTIONS

         Upon a surrender or lapse of the Policy, if the amount received plus any outstanding Policy debt exceeds the total cost basis in the Policy, the excess will generally be treated as ordinary income subject to tax, regardless of whether a Policy is or is not a modified endowment contract. However, the tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a modified endowment contract.

"Cost Basis in the Policy" means:
       - the total of any premium payments or other consideration paid for the Policy, minus
       -  any withdrawals previously recovered that were not taxable.


Distributions from Policies Classified as Modified Endowment Contracts are subject to the following tax rules:
1) All distributions, including surrenders and partial withdrawals, are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the Policy value immediately before the distribution over the cost basis in the Policy at such time.
2) Loans from or secured by the Policy are treated as distributions and taxed accordingly. If you do not repay loan interest, the loan interest itself is treated as a distribution.
3) A 10% additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by, the Policy that is included in income except where the distribution or loan is made on or after the Owner attains age 59 1/2, is attributable to the Owner's becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's beneficiary.

Distributions from Policies Not Classified as Modified Endowment Contracts are generally treated as first recovering the cost basis in the Policy and then, only after the return of all such cost basis in the Policy, as distributing taxable income. An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the Owner in order for the Policy to continue complying with the Code's definition of life insurance. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy).

         Loans from, or secured by, a Policy that is not a modified endowment contract are not treated as distributions. However, it is possible that reduced rate loans could be treated as distributions rather than loans.

         Distributions (including upon surrender) and loans from, or secured by, a Policy that is not a modified endowment contract are not subject to the 10% additional income tax rule. If a Policy which is not now but later becomes a modified endowment contract because of a reduction in benefits, then any distributions made from the Policy within two years prior to the change will become taxable pursuant to modified endowment contract rules.

         OTHER POLICY OWNER TAX MATTERS

         Depending on the circumstances, the exchange of a Policy, a Policy loan, a partial or full surrender, a lapse, a change in ownership, or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer and other tax consequences of ownership or receipt of distributions from a Policy depends on the circumstances of each Owner or beneficiary.

         Interest paid on Policy loans generally is not tax deductible.

         Aggregation of modified endowment contracts. Pre-death distributions (including a loan, partial surrender, collateral assignment or full surrender) from a Policy that is treated as a modified endowment contract may require a special aggregation to determine the amount of income recognized on the Policy. If we or any of our affiliates issue more than one modified endowment contract to the same Policy Owner within any 12-month period, then for purposes of measuring the income on the Policy with respect to a distribution from any of those Policies, the income for all those Policies will be aggregated and attributed to that distribution.

         Federal and state estate, inheritance and other tax consequences of ownership or receipt of proceeds under the Policy depend upon your or the beneficiary's individual circumstance.

         Diversification requirements. Investments of the Separate Account must be "adequately diversified" for the Policy to qualify as a life insurance contract under the Code. Any failure to comply with diversification requirements could subject you to immediate taxation on the incremental increases in Policy value plus the cost of insurance protection for the year. However, we believe the Policy complies fully with such requirements.

         Owner control. The Treasury Department stated that it anticipates the issuance of regulations or rulings prescribing the circumstances in which your control of the investments of the Separate Account may cause you, rather than us, to be treated as the owner of the assets in the Separate Account. To date, no such regulations or guidance has been issued. If you are considered the Owner of the assets of the Separate Account, income and gains from the Separate Account would be included in your gross income.

         The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it determined that owners were not owners of separate account assets. For example, you have additional flexibility in allocating Policy premium and Policy values. These differences could result in you being treated as the owner of a pro rata share of the assets of the Separate Account. In addition, we do not know what standards will be set forth in the regulations or rulings which the Treasury may issue. We therefore reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the Owner of the assets of the Separate Account.

         Tax-advantaged arrangements. The Policy may be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. If you are contemplating the use of the Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a qualified tax advisor regarding the tax attributes of the particular arrangement and the suitability of this Policy for the arrangement.

APPENDIX A: Optional Features

         This Appendix is intended to provide only a very brief overview of additional benefits available to be added to your Policy by rider. Some of these features are only available at the time the Policy is issued, and may not be added later. For more information, contact your registered representative or us. Certain riders may not be available in all states. The cost for each rider, if any, is explained in the CHARGES section.

     o    Cost Recovery Rider
          This Rider allows a one time special partial withdrawal without reducing the Specified Amount of coverage. Cost: None.

     o    Reduced Loan Interest Rate Rider
          This Rider allows reduced interest rate Policy loans after the 10th Policy anniversary. Cost: None.

     o    Extended Maturity Rider
          If elected, as long as the Policy Cash Surrender Value is greater than zero, the Policy will remain in force to provide a death benefit. Once maturity is extended under this rider, the death benefit is the Policy value and Death Benefit Option A is in effect; there is no ability to select Death Benefit Option B. For more information about this Rider, see this prospectus' POLICY DISTRIBUTIONS section Maturity Date provision. Cost: None.

     o    Waiver of Monthly Deductions on Disability Rider
          This Rider provides that during periods of the insured's total disability, as defined in the Rider, certain Policy charges and charges for any Policy riders will be waived.

     o    Payor Waiver of Monthly Deductions on Disability Rider
          This Rider provides that during periods of the premium payor's total disability, as defined in the Rider, certain Policy charges and charges for any Policy riders will be waived.

     o    Children's Protection Rider
          This Rider provides term life insurance protection, as defined in the Rider, for the insured's children.

     o    Guaranteed Insurability Rider
          This Rider guarantees that insurance coverage may be added at various option dates without evidence of insurability. This benefit may be exercised on the option dates even if the insured is disabled.

     o    Terminal Illness Rider
          This Rider provides for the ability to accelerate the death benefit to be a living benefit to withdraw value from the Policy, as defined in the Rider, in the event of diagnosis of a terminal illness. Cost: No extra cost. The total value available as a benefit is an amount less than the total death benefit payable under the Policy. See the Policy and Rider language for details.

DEFINED TERMS

Accumulation Units are an accounting unit of measure used to calculate the Policy value allocated to Subaccounts of the Separate Account. It is similar to a share of a mutual fund. The Policy describes how Accumulation Units are calculated.

Business Day is each day that the New York Stock Exchange is open for trading.

Cash Surrender Value is the total Policy value less outstanding loans and loan interest, less any applicable surrender charge, and less any due but unpaid Policy charges.

Fixed Account is an account that credits a fixed rate of interest guaranteed by us and is not affected by the experience of the variable investment options of the Separate Account. The Fixed Account is part of our general account.

Guaranteed Death Benefit is the initial specified amount of insurance guaranteed for the first five Policy Years so long as Minimum Premium is paid, and any other longer period provided by an optional Guaranteed Death Benefit Rider.

Loan Account is an account we maintain for your Policy if you have a Policy loan outstanding. The Loan Account is credited with interest and is not affected by the experience of the variable investment options of the Separate Account. The Loan Account is part of our general account.

Owner, You, Your is you -- the person(s) or legal entity who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy.

Policy Date is the effective date for Policy coverage. It is usually, but need not be, the same as the date the Policy is issued.

Policy Year/Month/Anniversary is measured from respective anniversary dates of the Policy Date of your Policy.

Premium
   Guaranteed Death Benefit Premium is the amount of premium which, if paid in advance, will keep your Policy in force during any guaranteed death benefit period so long as other Policy provisions are met, even if the Cash Surrender Value is zero or less.
   Minimum Initial Premium is equal to 25% of the first year monthly deductions including charges for riders, and any substandard risk adjustments for the level of initial specified amount of life insurance coverage you select.
   Planned Periodic Premium is a schedule of equal premiums payable at fixed intervals chosen by you, the Owner. You need not follow this schedule, nor will following it ensure that the Policy will remain in force unless the payments meet the requirements of the Minimum Premium or Guaranteed Death Benefit Premium.

Subaccount is a variable investment option division within the Separate Account for which Accumulation Units are separately maintained. Each Subaccount corresponds to a single, underlying, non-publicly traded portfolio issued through a series fund.

Valuation Period is the period commencing at the close of business of the New York Stock Exchange on each Business Day and ending at the close of business on the next succeeding Business Day.

We, Us, Our, Ameritas, ALIC - Ameritas Life Insurance Corp.

Written Notice or Request -- Written notice, signed by you, in good order, on a form approved by or acceptable to us, that gives us the information we require and is received at Ameritas, Service Center, P.O. Box 81889, Lincoln, NE 68501 (or 5900 "O" Street, Lincoln, NE 68510), fax 1-402-467-7335. Call us if you have questions about what form or information is required. When notice is permitted and sent to us by facsimile, we have the right to implement the request if the copied or facsimile signature appears to be a copy of a your genuine original signature.

                        This page is intentionally blank.

IMSA

       We are a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. Our membership in IMSA applies to us only and not to our products or affiliates.

                                    THANK YOU
            for reviewing this Prospectus. You should also review the
             series fund prospectuses for those Subaccount variable
           investment option underlying portfolios you wish to select.


                             IF YOU HAVE QUESTIONS,
 for marketing assistance or other product questions prior to issue, call us at:
                          Ameritas Life Insurance Corp.
                            Telephone: 1-800-255-9678

                   for all other matters, write or call us at:
                          Ameritas Life Insurance Corp.
                                 Service Center
                                 P.O. Box 81889
                             Lincoln, Nebraska 68501
                                       or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-255-9678
                               Fax: 1-402-467-7335
                 Interfund Transfer Request Fax: 1-402-467-7923
                               direct@ameritas.com

                           REMEMBER, THE CORRECT FORM
is important for us to accurately process your Policy elections and changes. Many can be found in the "on-line services" section of our Web Site. Or, call us at our toll-free number and we'll send you the form you need.

         ILLUSTRATIONS

         Illustrations are tools that can help demonstrate how the Policy operates, given the Policy's charges, investment options and any optional features selected, how you plan to accumulate or access Policy value over time, and assumed rates of return. Illustrations may also be able to assist you in comparing the Policy's death benefits, Cash Surrender Values and Policy values with those of other variable life insurance policies based upon the same or similar assumptions. You may ask your sales representative or us (at our toll-free telephone number) to provide an illustration, without charge, based upon your specific situation.

         STATEMENT OF ADDITIONAL INFORMATION; REGISTRATION STATEMENT

     A Statement of Additional Information ("SAI") and other information about us and the Policy with the same date as this prospectus is on file with the SEC and is incorporated into this prospectus by reference. For a free copy, access it on the SEC's Web site, (www.sec.gov, select "Search for Company Filings," then "Companies," then type in file number 33-86500), or write or call us. This information can also be reviewed and copies made at or ordered (for a fee) from the SEC's Public Reference Room, 450 Fifth St., NW, Washington, D.C. 20549-0102. Direct questions to the SEC at 202-942-8090.

         REPORTS TO YOU

       We will send you a statement at least annually showing your Policy's death benefit, Policy value and any outstanding Policy loan balance. We will also confirm Policy loans, Subaccount transfers, lapses, surrender, partial withdrawals, and other Policy transactions as they occur. You will receive such additional periodic reports as may be required by the SEC.


                                    Last Page

Statement of Additional Information:  May 1, 2005
to accompany Policy Prospectuses dated:  May 1, 2005

LOW-LOAD VARIABLE LIFE
INSURANCE POLICIES offered through
AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVL


TABLE OF CONTENTS                       Page

About Our Company.1

Underwriter                               2
Distribution of the Policy
More Information on Charges
         Waiver of Certain Charges
         Underwriting Procedure

Distribution of Materials                 3
Advertising
Performance Data

Morningstar Asset Allocator Program       4

Financial Statements                      5
--------------------------------------------------

Contacting Us. To answer your questions or to send additional premium, contact your sales representative or write or call us at:

                                  Ameritas Life
                                 Insurance Corp.
                                 Service Center
                                 P.O. Box 81889
                             Lincoln, Nebraska 68501
                                       Or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-255-9678
                               Fax: 1-402-467-7725
                             www.ameritasdirect.com

Express mail packages should be sent to our street address, not our P.O. Box address.

         This Statement of Additional Information is not a prospectus. It contains information in addition to that set forth in the Policy prospectus and should be read together with the prospectus. The Policy prospectus may be obtained from our Service Center by writing us at P.O. Box 81889, Lincoln, Nebraska 68501, by e-mailing us or accessing it through our Web site at www.ameritasdirect.com, or by calling us at 1-800-225-9678. Defined terms used in the current prospectus for the Policies are incorporated in this Statement.

         ABOUT OUR COMPANY

         Ameritas Life Insurance Corp. Separate Account LLVL was established as a separate investment account of Ameritas Life Insurance Corp. ("we, us, our, Ameritas") on August 24, 1994. The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust. We issue the Policy described in this prospectus and are responsible for providing each Policy's insurance benefits. We are a stock life insurance company - Nebraska's first life insurance company - organized under the laws of the State of Nebraska in 1887. We are a wholly-owned subsidiary of Ameritas Acacia Mutual Holding Company, which is also the ultimate parent company of Acacia Life Insurance Company, a District of Columbia domiciled company chartered by an Act of the United States Congress in 1869. In January 2005, Ameritas Acacia announced a merger with The Union Central Life Insurance Company expected to be completed in 2005. When completed, the new holding company will be renamed UNIFI Mutual Holding Company. More information about the merger can be found at this website: www.unificompanies.com.

         We are engaged in the business of issuing life and health insurance and annuities throughout the United States (except New York). Through our Ameritas Direct division, we specialize in low-load life insurance and no-load annuity products, offered directly to investors and through fee-based professionals. The Ameritas Acacia companies are a diversified family of financial services business offering the above listed products and services as well as mutual funds and other investments, financial planning, retirement plans and 401(k) plans, group dental and vision insurance, banking and public financing.


                                     SAI:1

UNDERWRITER

         The Policies are offered continuously and are distributed by Ameritas Investment Corp. ("AIC"), 5900 "O" Street, Lincoln, Nebraska 68510. AIC is our subsidiary. AIC enters into contracts with various broker-dealers
("Distributors") to distribute the Policies.

                                                                       -------------- -------------- ---------------
                                                                YEAR:      2002           2003            2004
---------------------------------------------------------------------- -------------- -------------- ---------------
Variable life insurance compensation we paid to AIC that was paid to      $111,702        $54,903         $66,867
other broker-dealers and representatives (not kept by AIC).
---------------------------------------------------------------------- -------------- -------------- ---------------
Variable life insurance compensation earned and kept by AIC.                   $27            $38             $45
---------------------------------------------------------------------- -------------- -------------- ---------------
Fees we paid to AIC for variable life insurance Principal                      $26         $5,319         $15,270
Underwriter services.
---------------------------------------------------------------------- -------------- -------------- ---------------

         DISTRIBUTION OF THE POLICY

         Our underwriter, AIC, enters into contracts with various broker-dealers ("Distributors") to distribute Policies. These Distributors are registered with the SEC and are members of the National Association of Securities Dealers, Inc. ("NASD"). All persons selling the Policy must be registered representatives of the Distributors, and must also be licensed as insurance agents to sell variable insurance products. There is no premium load to cover sales and distribution expenses. All compensation or expense reimbursement received by AIC for serving as principal underwriter of the Policies will be paid by us from our other assets or surplus in our general account, which may include profits derived from other charges made under the Policies. Policies can be purchased directly from us through our direct consumer services, with salaried employees who are registered representatives of AIC and who will not receive compensation related to the purchase.

     o Low-Load Survivorship Variable Universal Life: During the first Policy Year, compensation may equal an amount up to 15% of first year target premium paid plus the first year cost of any riders and 2% of excess first year premium. In years thereafter, we may pay the broker-dealer asset-based compensation at an annualized rate of 0.1% per Policy Year of the net Cash Surrender Value.

     o Low-Load Variable Life: During the first Policy Year, compensation may equal an amount up to 9% of first year target premium paid plus the first year cost of any riders and 2% of excess first year premium. In years thereafter, we may pay the broker-dealer asset-based compensation at an annualized rate of 0.1% per Policy Year of the net Cash Surrender Value.

         Compensation arrangements may vary among broker-dealers. We may also pay other distribution expenses such as production incentive bonuses. These distribution expenses do not result in any additional charges under the Policy other than those described in this prospectus' CHARGES section.

         MORE INFORMATION ON CHARGES

o        Waiver of Certain Charges
         When the Policy is sold in a manner that results in savings of sales or administrative expenses, we reserve the right to waive all or part of any fee we charge under the Policy (excluding charges charged by the portfolios). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us (employee of us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue, or transferring amounts held under qualified retirement plans we or one of our affiliates sponsor); type and frequency of administrative and sales services provided; or level of annual maintenance fee and withdrawal charges. Any fee waiver will not discriminate unfairly against protected classes of individuals and will be done according to our rules in effect at the time the Policy is issued. We reserve the right to change these rules. The right to waive any charges may be subject to State approval.

                                     SAI:2

o        Underwriting Procedure
         The Policy's cost of insurance depends upon the insured's sex, issue age, risk class, and length of time the Policy has been in force. The rates will vary depending upon tobacco use and other risk factors. Guaranteed cost of insurance rates are based on the insured's attained age and are equal to the 1980 Insurance Commissioners Standard Ordinary Male and Female Mortality Tables without smoker distinction. The maximum rates for the table-rated substandard insureds are based on a multiple (shown in the schedule pages of the Policy) of the above rates. We may add flat extra ratings to reflect higher mortality risk. Any change in the cost of insurance rates will apply to all insureds of the same age, gender, risk class and whose Policies have been in effect for the same length of time.

         The cost of insurance rates, Policy charges, and payment options for Policies issued in Montana, and perhaps other states or in connection with certain employee benefit arrangements, are issued on a gender-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males.

         If the rating class for any increase in the specified amount of insurance coverage is not the same as the rating class at issue, the cost of insurance rate used after such increase will be a composite rate based upon a weighted average of the rates of the different rating classes. Decreases may be reflected in the cost of insurance rate, as discussed earlier.

         The actual charges made during the Policy year will be shown in the annual report delivered to Policy owners.

         DISTRIBUTION OF MATERIALS

         We will distribute proxy statements, updated prospectuses and other materials to you from time to time. In order to achieve cost savings, we may send consolidated mailings to several owners with the same last name who share a common address or post office box.

         ADVERTISING

         From time to time, we may advertise performance information for the Subaccounts and their underlying portfolios. We may also advertise ratings, rankings or other information related to us, the Subaccounts or the underlying portfolios.

         We may provide hypothetical illustrations of Policy value, Cash Surrender Value and death benefit based on historical investment returns of the underlying portfolios for a sample Policy based on assumptions as to age, sex and risk class of the insured, and other Policy-specific assumptions.

         We may also provide individualized hypothetical illustrations calculated in the same manner as stated above but based upon factors particular to your Policy.

         PERFORMANCE DATA

         From time to time, we may advertise performance for the Subaccount variable investment options. Performance data is available on our website and is authorized for use with prospective investors only when accompanied or preceded by current product and fund prospectuses containing detailed information about the Policy, investment, limitations and risks.

         Performance returns reflect fees and charges assessed by the fund companies and current mortality and expenses and administrative risk charges deducted from separate account assets. Some portfolio advisors have agreed to limit their expenses; without these limits, performance would have been lower. The returns shown on our website do not reflect the Policy's transaction fees and periodic charges. If these fees and charges were deducted, the performance quoted would be lower. Yields shown are typically "annualized" yields. This means the income generated during the measured seven days is assumed to be generated each week over a 52-week period, and not reinvested, and is shown as a percentage of the investment.

                                     SAI:3

         We encourage you to obtain a personalized illustration which reflects all charges of the Policy and the impact of those charges upon performance; contact your registered representative or us to obtain an illustration, without charge, based upon your specific situation. See the Policy prospectus for detailed information about Policy charges and portfolio prospectuses for each portfolio's expenses.

         For periods prior to the date the Policy Subaccount began operation, performance data will be calculated based on the performance of the underlying portfolio and the assumption that the Subaccounts were in existence for the same periods as those indicated for the underlying portfolio with the level of Policy charges that were in effect at the inception of the Subaccount.

         Past performance is no guarantee of future results. The return and principal value of an investment will fluctuate so that investor's shares, when redeemed, may be worth more or less than their original cost.

         MORNINGSTAR(R) ASSET ALLOCATOR ASSET ALLOCATION PROGRAM offered through AMERITAS INVESTMENT CORP. ("AIC")

The Service
Ameritas Investment Corp. ("AIC"), an affiliate of ours, has developed several asset allocation models, each based on different profiles of an investor's willingness to accept investment risk, and marketed exclusively through our Policies as the "Morningstar Asset Allocator" program. AIC periodically (typically annually) evaluates and updates the models. In developing and periodically updating the models, AIC currently relies on the recommendations of Morningstar Associates, LLC. AIC may change the firm it uses, or, may use no independent firm at all.

If you choose to subscribe to the Morningstar Asset Allocator program, AIC will serve as your investment adviser for the service solely for purposes of development of the program models and periodic updates of the models.

If you choose to subscribe to the Morningstar Asset Allocator program, AIC instructs us to allocate your initial premium (in the case of a new application) or accumulated value, as applicable, to the investment options according to the model you select, to similarly allocate subsequent premium, and to periodically automatically reallocate your accumulated value or premium payments. Your Policy value will be rebalanced quarterly consistent with your selected model.

The Morningstar Asset Allocator Models
Development of the Morningstar Asset Allocator models is a two-step process. First, an optimization analysis is performed to determine the breakdown of asset classes. Next, after the asset class exposures are known, a determination is made of how available investment options can be used to implement the asset class level allocations. The investment options are selected by evaluating the asset classes represented by the underlying portfolios and combining investment options to arrive at the desired asset class exposure. Investment options are selected in a way intended to optimize potential returns for each model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of an investment option in a model based on its specific asset class exposure or other specific optimization factors, even where another investment option may have better historical performance.

Periodic Updates of the Models and Notices of Updates
Each model is evaluated periodically (generally, annually) to assess whether the combination of investment options within each model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the model. As a result, each model may change, and the investment options used within a model may change.

When your selected model is updated, AIC instructs us to automatically reallocate your accumulated value and any subsequent premium payments in accordance with any changes to the model you have selected. This means the allocation of your accumulated value, and potentially the investment options in which you are invested, will automatically change and your accumulated value and any subsequent premium payments will be automatically reallocated among the investment options in your updated model (independently of the automatic quarterly rebalancing). AIC requires that you give it discretionary investment authority to periodically instruct us to reallocate your accumulated value and any subsequent premium payments in accordance with the updated version of the model you have selected, if you wish to participate in the Morningstar Asset Allocation program.

                                     SAI:4

When AIC update the models, we will send you written notice of the updated models at least 30 days in advance of the date the updated models are to be effective. If you wish to accept the changes in your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be automatically reallocated pursuant to the updated model. If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Morningstar Asset Allocator program.

Risks
Although asset allocation models are designed to optimize returns given the various levels of risk, there is no assurance that a model portfolio will not lose money or that investment results will not experience volatility. Investment performance of your accumulated value could be better or worse by participating in a Morningstar Asset Allocator model than if you had not participated. A model may perform better or worse than any single investment option or asset class or other combinations of investment options or asset classes. Model performance is dependent upon the performance of the component investment options (and their underlying portfolios). The timing of your investment and the automatic quarterly rebalancing may affect performance. Your accumulated value will fluctuate, and when redeemed, may be worth more or less than the original cost.

Periodic updating of the models can cause the underlying portfolios to incur transaction expenses to raise cash for money flowing out of the portfolios or to buy securities with money flowing into the portfolios. These expenses can adversely affect performance of the pertinent portfolios and the models.

AIC, an affiliate of ours, may be subject to competing interests that have the potential to influence its decision making with regard to the models. In addition to its limited role as investment advisor under the Morningstar Asset Allocator program, AIC is also compensated by us as principal underwriter for the Policies. AIC is also an adviser to the Ameritas Portfolios available as an investment options within the Policies, for which it receives an advisory fee. We and AIC may also receive revenue sharing from other portfolios that are available as investment options. AIC may have an incentive to use certain portfolios in the models that provide higher revenue sharing or advisory fees. AIC may believe that certain portfolios may benefit from additional assets or could be harmed by redemptions. In advising those portfolios, AIC may, from time to time, recommend to the portfolio's board of trustees a change in portfolio management firm or strategy or the closure or merger of a portfolio, all of which could impact a model. All our model investment options and their underlying portfolios are analyzed by Morningstar Associates, LLC, an independent analytical firm. Neither AIC nor we dictate to Morningstar the number of portfolios in a model, the percent that any portfolio represents in a model, or which portfolios may be selected (other than to require exclusion of any portfolio that is expected to be liquidated, merged into another portfolio, or otherwise closed). AIC and we believe reliance on recommendations of Morningstar to develop and update the models reduces or eliminates the potential for AIC and us to be influenced by these competing interests, but there can be no assurance of this.

AIC and we are under no obligation to continue the Morningstar Asset Allocator program, or any asset allocation program, and have the right to terminate or change such services at any time.

         FINANCIAL STATEMENTS

         The statutory financial statements of Ameritas Life Insurance Corp. as of December 31, 2004 and 2003, and for the years then ended, and the financial statements of the Subaccounts of Ameritas Life Insurance Corp. Separate Account LLVL as of December 31, 2004, and for each of the periods in the two years then ended, included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, 1248 "O" Street, Suite 716, Lincoln, Nebraska 68508, independent auditors and independent registered public accounting firm, respectively, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

         Our financial statements follow this page of this Statement. They only bear on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                                     SAI:5

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL

                  FINANCIAL STATEMENTS AS OF DECEMBER 31, 2004
             AND FOR EACH OF THE PERIODS IN THE TWO YEARS THEN ENDED
           AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors
Ameritas Life Insurance Corp.
Lincoln, Nebraska

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 1 which comprise Ameritas Life Insurance Corp. Separate Account LLVL as of December 31, 2004, and the related statements of operations and changes in net assets for each of the periods in the two years then ended. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of each of the subaccounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at December 31, 2004, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the subaccounts constituting Ameritas Life Insurance Corp. Separate Account LLVL as of December 31, 2004, and the results of their operations and changes in their net assets for each of the periods in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Lincoln, Nebraska
March 3, 2005

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2004

ASSETS
INVESTMENTS AT FAIR VALUE:
     Calvert Variable Series, Inc. Calvert Portfolios (Calvert):
        CVS Social Balanced Portfolio (Balanced) -
            101,194.194 shares at $1.872 per share (cost $183,138)                $         189,436
        CVS Social International Equity Portfolio (International Equity) -
            11,494.681 shares at $16.49 per share (cost $170,597)                           189,547
        CVS Social Mid Cap Growth Portfolio (Mid Cap) -
            20,183.403 shares at $26.36 per share (cost $524,646)                           532,035
        CVS Social Small Cap Growth Portfolio (Small Cap) -
            4,904.491 shares at $16.80 per share (cost $77,643)                              82,395
     Calvert Variable Series, Inc. Ameritas Portfolios (Ameritas):
        Ameritas Growth Portfolio (Growth) -
            9,709.768 shares at $45.72 per share (cost $413,325)                            443,931
        Ameritas MidCap Growth Portfolio (MidCap) -
            4,881.655 shares at $35.71 per share (cost $143,325)                            174,324
        Ameritas Small Capitalization Portfolio (Small Cap) -
            558.960 shares at $27.06 per share (cost $14,557)                                15,125
     Scudder Investments VIT Funds (Scudder):
        VIT EAFE Equity Index Portfolio (EAFE Equity) -
            189,385.422 shares at $9.54 per share (cost $1,520,978)                       1,806,737
        VIT Equity 500 Index Portfolio (Equity 500) -
            222,759.830 shares at $12.73 per share (cost $2,904,400)                      2,835,733
        VIT Small Cap Index Portfolio (Small Cap) -
            89,052.549 shares at $14.35 per share (cost $990,127)                         1,277,904
     Variable Insurance Products (Fidelity):
        VIP Contrafund Portfolio: Service Class (Contrafund SC) -
            5,116.300 shares at $26.53 per share (cost $108,967)                            135,735
        VIP High Income Portfolio: Service Class (High Income SC) -
            4,204.316 shares at $6.97 per share (cost $26,771)                               29,304
        VIP Investment Grade Bond Portfolio: Initial Class (Inv. Grade Bond IC)
            33,012.368 shares at $13.25 per share (cost $431,869)                           437,414
        VIP Mid Cap Portfolio: Service Class (Mid Cap SC) -
            63,923.174 shares at $30.07 per share (cost $1,485,662)                       1,922,170
     AIM Variable Insurance Funds (Invesco):
        AIM V.I. Financial Services Portfolio - Series I (Financial) -
            4,171.006 shares at $14.61 per share (cost $56,901)                              60,938
        AIM V.I. Health Sciences Portfolio - Series I (Health) -
            15,138.194 shares at $18.90 per share (cost $262,068)                           286,112



                                      FS-2

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2004

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

     AIM Variable Insurance Funds (Invesco), continued:
        AIM V.I. Technology Portfolio - Series I (Technology) -
            57,210.271 shares at $12.42 per share (cost $656,390)                 $         710,552
     Janus Aspen Series - Institutional Shares (Janus):
        Growth Portfolio (Growth) -
            13,438.641 shares at $20.07 per share (cost $223,256)                           269,714
     Neuberger Berman Advisers Management Trust (Neuberger Berman):
        AMT Balanced Portfolio (Balanced) -
            100,894.032 shares at $9.64 per share (cost $975,130)                           972,618
        AMT Growth Portfolio (Growth) -
            102,469.420 shares at $12.15 per share (cost $1,691,717)                      1,245,003
        AMT Guardian Portfolio (Guardian) -
            6,293.707 shares at $16.17 per share (cost $94,431)                             101,769
        AMT Limited Maturity Bond Portfolio  (Limited Maturity Bond) -
            36,174.929 shares at $12.82 per share (cost $481,478)                           463,763
        AMT Mid-Cap Growth Portfolio (Mid-Cap) -
            1,112.356 shares at $17.83 per share (cost $20,177)                              19,833
        AMT Partners Portfolio (Partners) -
            143,537.882 shares at $18.32 per share (cost $2,297,976)                      2,629,614
     Rydex Variable Trust (Rydex):
        Nova Portfolio (Nova) -
            113,911.236 shares at $8.26 per share (cost $846,204)                           940,907
        OTC Portfolio (OTC) -
            144,233.915 shares at $14.39 per share (cost $1,901,785)                      2,075,526
        Precious Metals Portfolio (Precious Metals) -
            95,381.310 shares at $8.57 per share (cost $837,229)                            817,418
        Ursa Portfolio (Ursa) -
            102,976.943 shares at $5.19 per share (cost $626,036)                           534,450
        U.S. Government Bond Portfolio (US Government Bond) -
            21,934.045 shares at $11.88 per share (cost $265,207)                           260,576
     Strong Variable Insurance Funds, Inc. (Strong Variable):
        Mid Cap Growth Fund II Portfolio (Growth) -
            12,263.027 shares at $16.36 per share (cost $174,824)                           200,623
     Strong Opportunity Fund II, Inc. (Strong Opportunity):
        Opportunity Fund II Portfolio (Opportunity) -
            23,184.052 shares at $22.45 per share (cost $424,845)                           520,482
     Third Avenue Variable Series Trust (Third Avenue):
        Third Avenue Value Portfolio (Value) -
            171,794.718 shares at $24.73 per share (cost $3,427,464)                      4,248,483


                                      FS-3

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2004

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

     Vanguard Variable Insurance Fund (Vanguard):
        VIF Money Market Portfolio (Money Market) -
            9,109,891.250 shares at $1.00 per share (cost $9,109,891)                            $       9,109,891
        VIF Equity Index Portfolio (Equity Index) -
            692,703.939 shares at $28.29 per share (cost $19,104,437)                                   19,596,594
        VIF Total Bond Market Index Portfolio (Total Bond) -
            307,161.506 shares at $11.48 per share (cost $3,434,572)                                     3,526,214
        VIF REIT Index Portfolio (REIT Index) -
            108,262.187 shares at $20.09 per share (cost $1,648,369)                                     2,174,987
        VIF Mid-Cap Index Portfolio (Mid-Cap) -
            144,668.871 shares at $16.27 per share (cost $1,850,024)                                     2,353,763
        VIF Equity Income Portfolio (Equity Income) -
            278,900.794 shares at $19.45 per share (cost $5,162,708)                                     5,424,620
        VIF Growth Portfolio (Growth) -
            582,547.147 shares at $11.67 per share (cost $10,119,102)                                    6,798,325
        VIF Balanced Portfolio (Balanced) -
            226,200.350 shares at $18.62 per share (cost $3,693,379)                                     4,211,851
        VIF High Yield Bond Portfolio (High Yield Bond) -
            169,082.394 shares at $9.02 per share (cost $1,431,232)                                      1,525,123
        VIF International Portfolio (International) -
            536,679.000 shares at $15.15 per share (cost $6,404,277)                                     8,130,687
        VIF Diversified Value Portfolio (Diversified) -
            140,905.578 shares at $13.55 per share (cost $1,579,120)                                     1,909,271
        VIF Small Company Growth Portfolio (Small Company Growth) -
            337,633.819 shares at $19.48 per share (cost $5,198,294)                                     6,577,107
                                                                                                --------------------

     NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS                                              $      97,768,604
                                                                                                ====================

The accompanying notes are an integral part of these financial statements.

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Calvert
                                                                              --------------------------------------

                                                                                            Balanced
                                                                              --------------------------------------
                                                                                    2004                2003
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $          3,102   $             74
   Mortality and expense risk charge                                                       (463)              (133)
                                                                              ------------------ -------------------
Net investment income(loss)                                                               2,639                (59)
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----               ----
   Net realized gain(loss) on sale of fund shares                                            79             (2,837)
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                      79             (2,837)
                                                                              ------------------ -------------------


Change in unrealized appreciation/depreciation                                            5,907                719
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $          8,625   $         (2,177)
                                                                              ================== ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $          2,639   $            (59)
   Net realized gain(loss)                                                                   79             (2,837)
   Net change in unrealized appreciation/depreciation                                     5,907                719
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                        8,625             (2,177)
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                   14,156              1,929
   Subaccounts transfers (including fixed account), net                                 164,685               (269)
   Transfers for policyowner benefits and terminations                                     ----               ----
   Policyowner maintenance charges                                                       (2,216)              (842)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                    176,625                818
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  185,250             (1,359)
Net assets at beginning of period                                                         4,186              5,545
                                                                              ------------------ -------------------
Net assets at end of period                                                    $        189,436   $          4,186
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                      Calvert
--------------------------------------------------------------------------------------------------------------------

        International Equity                          Mid Cap                               Small Cap
-------------------------------------- -------------------------------------- --------------------------------------
         2004               2003                2004               2003               2004                2003
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $          1,476    $            915   $           ----   $           ----    $           ----   $            658
             (505)               (145)            (3,794)            (3,201)             (1,184)              (612)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
              971                 770             (3,794)            (3,201)             (1,184)                46
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


             ----                ----               ----               ----                ----               ----
            1,797               1,973             (3,577)           (18,923)             (4,788)            10,656
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
            1,797               1,973             (3,577)           (18,923)             (4,788)            10,656
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


           14,866               4,277             48,047            139,580              (2,351)            15,387
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $         17,634    $          7,020   $         40,676   $        117,456    $         (8,323)  $         26,089
=================== ================== ================== =================== ================== ===================




 $            971    $            770   $         (3,794)  $         (3,201)   $         (1,184)  $             46
            1,797               1,973             (3,577)           (18,923)             (4,788)            10,656
           14,866               4,277             48,047            139,580              (2,351)            15,387
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

           17,634               7,020             40,676            117,456              (8,323)            26,089
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


           14,726               3,610             43,596             35,859              17,156              6,019
          114,491              29,873            (13,461)           (13,951)             35,813            (41,646)
             (376)               ----             (1,028)              ----              (8,883)              ----
           (2,548)             (1,117)           (26,436)           (25,086)             (7,607)            (4,867)
------------------- ------------------ ------------------ -------------------- ------------------ -------------------
          126,293              32,366              2,671             (3,178)             36,479            (40,494)
------------------- ------------------ ------------------ -------------------- ------------------ -------------------

          143,927              39,386             43,347            114,278              28,156            (14,405)
           45,620               6,234            488,688            374,410              54,239             68,644
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $        189,547    $         45,620   $        532,035   $        488,688    $         82,395   $         54,239
=================== ================== ================== =================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Ameritas
                                                                              --------------------------------------

                                                                                             Growth
                                                                              --------------------------------------
                                                                                    2004                2003
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $            588   $           ----
   Mortality and expense risk charge                                                     (2,519)            (1,217)
                                                                              ------------------ -------------------
Net investment income(loss)                                                              (1,931)            (1,217)
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----               ----
   Net realized gain(loss) on sale of fund shares                                           167             (2,607)
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                     167             (2,607)
                                                                              ------------------ -------------------


Change in unrealized appreciation/depreciation                                           18,006             59,646
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $         16,242   $         55,822
                                                                              ================== ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $         (1,931)  $         (1,217)
   Net realized gain(loss)                                                                  167             (2,607)
   Net change in unrealized appreciation/depreciation                                    18,006             59,646
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                       16,242             55,822
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                   99,562             54,743
   Subaccounts transfers (including fixed account), net                                  43,407            108,443
   Transfers for policyowner benefits and terminations                                     (846)            (6,986)
   Policyowner maintenance charges                                                      (19,155)           (11,719)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                    122,968            144,481
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  139,210            200,303
Net assets at beginning of period                                                       304,721            104,418
                                                                              ------------------ -------------------
Net assets at end of period                                                    $        443,931   $        304,721
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.


                                  Ameritas                                                   Scudder
----------------------------------------------------------------------------- --------------------------------------

               MidCap                                Small Cap                             EAFE Equity
-------------------------------------- -------------------------------------- --------------------------------------
       2004               2003                2004               2003               2004                2003
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $           ----    $           ----   $           ----   $           ----    $         28,145   $         29,414
             (960)               (693)               (75)               (54)             (8,030)            (4,589)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
             (960)               (693)               (75)               (54)             20,115             24,825
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


             ----                ----               ----               ----                ----               ----
            1,659              (1,181)               (19)               (66)             20,047            (66,051)
------------------- ------------------ ------------------ -------------------- ------------------ -------------------
            1,659              (1,181)               (19)               (66)             20,047            (66,051)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


           19,280              47,021                699              3,019             197,803            264,936
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $         19,979    $         45,147   $            605   $          2,899    $        237,965   $        223,710
=================== ================== ================== =================== ================== ===================




 $           (960)   $           (693)  $            (75)  $            (54)   $         20,115   $         24,825
            1,659              (1,181)               (19)               (66)             20,047            (66,051)
           19,280              47,021                699              3,019             197,803            264,936
------------------- ------------------ ------------------ -------------------- ------------------ -------------------

           19,979              45,147                605              2,899             237,965            223,710
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


           19,638              19,468              2,716              2,716             186,870             64,227
           (7,512)              4,230               ----               ----             500,999             28,421
             ----                ----               ----               ----              (7,057)              ----
           (6,643)             (4,537)              (271)              (233)            (32,197)           (16,999)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
            5,483              19,161              2,445              2,483             648,615             75,649
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

           25,462              64,308              3,050              5,382             886,580            299,359
          148,862              84,554             12,075              6,693             920,157            620,798
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $        174,324    $        148,862   $         15,125   $         12,075    $      1,806,737   $        920,157
=================== ================== ================== =================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Scudder
                                                                              --------------------------------------

                                                                                           Equity 500
                                                                              --------------------------------------
                                                                                    2004                2003
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $         29,113   $         26,840
   Mortality and expense risk charge                                                    (15,875)           (13,466)
                                                                              ------------------ -------------------
Net investment income(loss)                                                              13,238             13,374
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----               ----
   Net realized gain(loss) on sale of fund shares                                        (8,905)           (59,597)
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                  (8,905)           (59,597)
                                                                              ------------------ -------------------


Change in unrealized appreciation/depreciation                                          251,317            598,894
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        255,650   $        552,671
                                                                              ================== ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $         13,238   $         13,374
   Net realized gain(loss)                                                               (8,905)           (59,597)
   Net change in unrealized appreciation/depreciation                                   251,317            598,894
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      255,650            552,671
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                   55,157             81,798
   Subaccounts transfers (including fixed account), net                                 (21,088)           (94,057)
   Transfers for policyowner benefits and terminations                                     (912)              ----
   Policyowner maintenance charges                                                      (47,207)           (38,517)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                    (14,050)           (50,776)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  241,600            501,895
Net assets at beginning of period                                                     2,594,133          2,092,238
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      2,835,733   $      2,594,133
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

               Scudder                                                   Fidelity
-------------------------------------- -----------------------------------------------------------------------------

              Small Cap                            Contrafund SC                         High Income SC
-------------------------------------- -------------------------------------- --------------------------------------
        2004               2003                2004               2003               2004                2003
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
 $          4,176    $          5,943   $            303   $            142    $          2,131   $            251
           (6,627)             (4,512)              (732)              (318)               (164)              (159)
------------------- ------------------- ------------------ ------------------- ------------------ ------------------
           (2,451)              1,431               (429)              (176)              1,967                 92
------------------- ------------------- ------------------ ------------------- ------------------ ------------------


             ----                ----               ----               ----                ----               ----
           60,248             (19,703)             2,036                 90                  22              2,880
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
           60,248             (19,703)             2,036                 90                  22              2,880
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


          123,649             283,526             15,437             14,475                 369              2,000
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


 $        181,446    $        265,254   $         17,044   $         14,389    $          2,358   $          4,972
=================== ================== =================== ================== ================== ===================




 $         (2,451)   $          1,431   $           (429)  $           (176)   $          1,967   $             92
           60,248             (19,703)             2,036                 90                  22              2,880
          123,649             283,526             15,437             14,475                 369              2,000
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

          181,446             265,254             17,044             14,389               2,358              4,972
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


          148,247              63,059             17,598             22,812                 971                971
          (15,701)            201,857             35,767             (1,127)               ----             18,274
           (1,591)            (20,889)              ----               ----                ----               ----
          (31,993)            (25,009)            (4,505)            (3,139)               (439)              (966)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
           98,962             219,018             48,860             18,546                 532             18,279
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

          280,408             484,272             65,904             32,935               2,890             23,251
          997,496             513,224             69,831             36,896              26,414              3,163
------------------- ------------------ ------------------- ------------------- ------------------ ------------------
 $      1,277,904    $        997,496   $        135,735   $         69,831    $         29,304   $         26,414
=================== ================== =================== =================== ================== ==================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                              --------------------------------------

                                                                                       Inv. Grade Bond IC
                                                                              --------------------------------------
                                                                                     2004                2003
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $         17,276   $         11,187
   Mortality and expense risk charge                                                     (2,535)            (2,353)
                                                                              ------------------ -------------------
Net investment income(loss)                                                              14,741              8,834
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                       12,426              3,935
   Net realized gain(loss) on sale of fund shares                                          (101)             3,823
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                  12,325              7,758
                                                                              ------------------ -------------------


Change in unrealized appreciation/depreciation                                          (10,981)               604
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $         16,085   $         17,196
                                                                              ================== ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $         14,741   $          8,834
   Net realized gain(loss)                                                               12,325              7,758
   Net change in unrealized appreciation/depreciation                                   (10,981)               604
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                       16,085             17,196
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                   48,306             77,406
   Subaccounts transfers (including fixed account), net                                    ----             25,445
   Transfers for policyowner benefits and terminations                                     ----               ----
   Policyowner maintenance charges                                                      (19,099)           (12,854)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                     29,207             89,997
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                   45,292            107,193
Net assets at beginning of period                                                       392,122            284,929
                                                                              ------------------ -------------------
Net assets at end of period                                                    $        437,414   $        392,122
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.


              Fidelity                                                   Invesco
-------------------------------------- -----------------------------------------------------------------------------

             Mid Cap SC                              Financial                               Health
-------------------------------------- ------------------ ------------------- ------------------ -------------------
        2004               2003                2004               2003                2004                2003
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $           ----    $          2,531   $            428   $            236    $           ----   $           ----
           (9,413)             (6,455)              (382)              (373)             (1,811)            (1,810)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
           (9,413)             (3,924)                46               (137)             (1,811)            (1,810)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


             ----                ----               ----               ----                ----               ----
          127,771              50,684              5,264              2,250              17,277                722
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          127,771              50,684              5,264              2,250              17,277                722
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


          203,606             255,981             (2,770)            10,274                (548)            51,397
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $        321,964    $        302,741   $          2,540   $         12,387    $         14,918   $         50,309
=================== ================== ================== =================== ================== ===================




 $         (9,413)   $         (3,924)  $             46   $           (137)   $         (1,811)  $         (1,810)
          127,771              50,684              5,264              2,250              17,277                722
          203,606             255,981             (2,770)            10,274                (548)            51,397
 ------------------- ------------------ ------------------------------------- ------------------ -------------------

          321,964             302,741              2,540             12,387              14,918             50,309
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


          149,161              88,390             18,220             11,764              43,482             43,331
          329,594             244,546              4,119            (15,072)              6,454            (59,216)
          (37,176)            (87,549)            (1,308)            (6,112)             (7,845)           (17,947)
          (65,463)            (51,358)            (5,214)            (4,909)            (12,625)           (13,994)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          376,116             194,029             15,817            (14,329)             29,466            (47,826)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          698,080             496,770             18,357             (1,942)             44,384              2,483
        1,224,090             727,320             42,581             44,523             241,728            239,245
 ------------------- ------------------ ------------------ ------------------ ------------------ -------------------
 $      1,922,170    $      1,224,090   $         60,938   $         42,581    $        286,112   $        241,728
=================== ================== ================== =================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Invesco
                                                                               --------------------------------------

                                                                                           Technology
                                                                              --------------------------------------
                                                                                    2004                2003
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $           ----   $           ----
   Mortality and expense risk charge                                                     (4,829)            (2,952)
                                                                              ------------------ -------------------
Net investment income(loss)                                                              (4,829)            (2,952)
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----               ----
   Net realized gain(loss) on sale of fund shares                                       (15,602)            33,587
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                 (15,602)            33,587
                                                                              ------------------ -------------------


Change in unrealized appreciation/depreciation                                           27,518             53,665
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $          7,087   $         84,300
                                                                              ================== ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $         (4,829)  $         (2,952)
   Net realized gain(loss)                                                              (15,602)            33,587
   Net change in unrealized appreciation/depreciation                                    27,518             53,665
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                        7,087             84,300
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                   35,507             20,635
   Subaccounts transfers (including fixed account), net                                  95,754            325,565
   Transfers for policyowner benefits and terminations                                   (1,238)           (17,038)
   Policyowner maintenance charges                                                      (23,408)           (15,467)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                    106,615            313,695
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  113,702            397,995
Net assets at beginning of period                                                       596,850            198,855
                                                                              ------------------ -------------------
Net assets at end of period                                                    $        710,552   $        596,850
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                Janus                                                Neuberger Berman
-------------------------------------- -----------------------------------------------------------------------------

               Growth                                Balanced                                Growth
-------------------------------------- -------------------------------------- ------------------ -------------------
       2004               2003                2004               2003               2004                2003
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $            387    $            199   $         11,637   $         10,307    $           ----   $           ----
           (1,891)             (1,255)            (5,790)            (4,188)             (8,498)            (7,452)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
           (1,504)             (1,056)             5,847              6,119              (8,498)            (7,452)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


             ----                ----               ----               ----                ----               ----
            9,038               3,359            (57,606)           (61,756)           (153,693)          (316,492)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
            9,038               3,359            (57,606)           (61,756)           (153,693)          (316,492)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


            1,002              45,455            119,509            138,076             342,240            589,461
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $          8,536    $         47,758   $         67,750   $         82,439    $        180,049   $        265,517
=================== ================== ================== =================== ================== ===================




 $         (1,504)   $         (1,056)  $          5,847   $          6,119    $         (8,498)  $         (7,452)
            9,038               3,359            (57,606)           (61,756)           (153,693)          (316,492)
            1,002              45,455            119,509            138,076             342,240            589,461
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

            8,536              47,758             67,750             82,439             180,049            265,517
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


           82,727              60,922            175,415            130,960             146,486            150,521
          (18,145)            211,979            169,421             (9,031)             51,511           (129,325)
           (9,526)            (52,199)          (105,300)           (11,199)           (174,452)           (64,580)
          (34,970)            (27,368)           (61,130)           (58,157)            (66,471)           (80,745)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
           20,086             193,334            178,406             52,573             (42,926)          (124,129)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

           28,622             241,092            246,156            135,012             137,123            141,388
          241,092                ----            726,462            591,450           1,107,880            966,492
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
  $       269,714    $        241,092   $        972,618   $        726,462    $      1,245,003   $      1,107,880
=================== ================== ================== =================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                        Neuberger Berman
                                                                              --------------------------------------

                                                                                            Guardian
                                                                              --------------------------------------
                                                                                    2004                2003
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $            117   $            833
   Mortality and expense risk charge                                                       (599)              (556)
                                                                              ------------------ -------------------
Net investment income(loss)                                                                (482)               277
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----               ----
   Net realized gain(loss) on sale of fund shares                                        (1,438)            (9,350)
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                  (1,438)            (9,350)
                                                                              ------------------ -------------------


Change in unrealized appreciation/depreciation                                           15,723             34,003
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $         13,803   $         24,930
                                                                              ================== ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $           (482)  $            277
   Net realized gain(loss)                                                               (1,438)            (9,350)
   Net change in unrealized appreciation/depreciation                                    15,723             34,003
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                       13,803             24,930
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                   11,543             15,714
   Subaccounts transfers (including fixed account), net                                 (23,750)           (16,135)
   Transfers for policyowner benefits and terminations                                     ----               ----
   Policyowner maintenance charges                                                       (7,384)            (6,917)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                    (19,591)            (7,338)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                   (5,788)            17,592
Net assets at beginning of period                                                       107,557             89,965
                                                                              ------------------ -------------------
Net assets at end of period                                                    $        101,769   $        107,557
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                Neuberger Berman
--------------------------------------------------------------------------------------------------------------------

        Limited Maturity Bond                         Mid-Cap                               Partners
-------------------------------------- -------------------------------------- ------------------ -------------------
       2004               2003                2004               2003               2004                2003
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
$          14,628    $         26,195   $           ----   $           ----    $            283   $           ----
           (3,716)             (4,245)              (120)              (101)            (18,007)           (15,458)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
           10,912              21,950               (120)              (101)            (17,724)           (15,458)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


             ----                ----               ----               ----                ----               ----
           (6,537)              6,627               (213)           (18,672)             12,423            (82,306)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
           (6,537)              6,627               (213)           (18,672)             12,423            (82,306)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


           (3,691)            (20,961)             3,676             20,734             421,409            713,704
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $            684    $          7,616   $          3,343   $          1,961    $        416,108   $        615,940
=================== ================== ================== =================== ================== ===================




 $         10,912    $         21,950   $           (120)  $           (101)   $        (17,724)  $        (15,458)
           (6,537)              6,627               (213)           (18,672)             12,423            (82,306)
           (3,691)            (20,961)             3,676             20,734             421,409            713,704
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

              684               7,616              3,343              1,961             416,108            615,940
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


           58,850              56,770                945              6,936             232,412            227,920
         (165,485)            364,937             (2,085)           (22,457)             15,540           (253,439)
          (27,546)           (125,875)              ----               ----            (199,893)           (77,076)
          (34,964)            (43,237)                15               (800)           (121,108)          (126,093)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
         (169,145)            252,595             (1,125)           (16,321)            (73,049)          (228,688)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

         (168,461)            260,211              2,218            (14,360)            343,059            387,252
          632,224             372,013             17,615             31,975           2,286,555          1,899,303
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $        463,763    $        632,224   $         19,833   $         17,615    $      2,629,614   $      2,286,555
=================== ================== ================== =================== ================== ===================


                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                              Rydex
                                                                              --------------------------------------

                                                                                              Nova
                                                                              --------------------------------------
                                                                                    2004                2003
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $            322   $           ----
   Mortality and expense risk charge                                                     (4,554)            (2,671)
                                                                              ------------------ -------------------
Net investment income(loss)                                                              (4,232)            (2,671)
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----               ----
   Net realized gain(loss) on sale of fund shares                                        23,862            (19,649)
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                  23,862            (19,649)
                                                                              ------------------ -------------------


Change in unrealized appreciation/depreciation                                           60,201             61,709
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $         79,831   $         39,389
                                                                              ================== ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $         (4,232)  $         (2,671)
   Net realized gain(loss)                                                               23,862            (19,649)
   Net change in unrealized appreciation/depreciation                                    60,201             61,709
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                       79,831             39,389
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                   71,123             63,062
   Subaccounts transfers (including fixed account), net                                 492,069             77,125
   Transfers for policyowner benefits and terminations                                  (19,815)           (26,536)
   Policyowner maintenance charges                                                      (39,422)           (28,946)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                    503,955             84,705
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  583,786            124,094
Net assets at beginning of period                                                       357,121            233,027
                                                                              ------------------ -------------------
Net assets at end of period                                                    $        940,907   $        357,121
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.


                                                       Rydex
--------------------------------------------------------------------------------------------------------------------

                 OTC                              Precious Metals                             Ursa
-------------------------------------- -------------------------------------- --------------------------------------
       2004               2003                2004               2003               2004                2003
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $           ----    $           ----   $           ----   $           ----    $           ----   $           ----
           (9,801)             (9,491)            (6,527)            (2,977)             (5,559)           (16,173)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
           (9,801)             (9,491)            (6,527)            (2,977)             (5,559)           (16,173)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


             ----                ----               ----               ----                ----               ----
          131,606              54,260            (51,902)            55,151            (193,633)          (486,119)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          131,606              54,260            (51,902)            55,151            (193,633)          (486,119)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


          (13,532)            399,954           (120,301)            62,317             103,092           (207,083)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $        108,273    $        444,723   $       (178,730)  $        114,491    $        (96,100)  $       (709,375)
=================== ================== ================== =================== ================== ===================




 $         (9,801)   $         (9,491)  $         (6,527)  $         (2,977)   $         (5,559)  $        (16,173)
          131,606              54,260            (51,902)            55,151            (193,633)          (486,119)
          (13,532)            399,954           (120,301)            62,317             103,092           (207,083)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          108,273             444,723           (178,730)           114,491             (96,100)          (709,375)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


          231,164             217,349             27,492             14,970              23,842             68,944
          332,699             197,381             67,255            358,127            (186,685)           463,258
          (24,032)            (80,725)           (12,109)            (2,608)            (35,280)          (102,132)
         (109,287)           (107,976)           (34,404)           (19,769)            (31,477)          (109,198)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          430,544             226,029             48,234            350,720            (229,600)           320,872
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          538,817             670,752           (130,496)           465,211            (325,700)          (388,503)
        1,536,709             865,957            947,914            482,703             860,150          1,248,653
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $      2,075,526    $      1,536,709   $        817,418   $        947,914    $        534,450   $        860,150
=================== ================== ================== =================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                              Rydex
                                                                              --------------------------------------

                                                                                       US Government Bond
                                                                              --------------------------------------
                                                                                    2004                2003
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $          9,363   $         12,698
   Mortality and expense risk charge                                                     (2,045)            (2,855)
                                                                              ------------------ -------------------
Net investment income(loss)                                                               7,318              9,843
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                        8,719             22,088
   Net realized gain(loss) on sale of fund shares                                        (8,596)            13,147
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                     123             35,235
                                                                              ------------------ -------------------


Change in unrealized appreciation/depreciation                                           16,569            (51,616)
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $         24,010   $         (6,538)
                                                                              ================== ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $          7,318   $          9,843
   Net realized gain(loss)                                                                  123             35,235
   Net change in unrealized appreciation/depreciation                                    16,569            (51,616)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                       24,010             (6,538)
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                   49,226             56,764
   Subaccounts transfers (including fixed account), net                                 (31,055)          (136,945)
   Transfers for policyowner benefits and terminations                                  (18,535)           (54,978)
   Policyowner maintenance charges                                                      (32,899)           (35,833)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                    (33,263)          (170,992)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                   (9,253)          (177,530)
Net assets at beginning of period                                                       269,829            447,359
                                                                              ------------------ -------------------
Net assets at end of period                                                    $        260,576   $        269,829
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.


           Strong Variable                      Strong Opportunity                        Third Avenue
-------------------------------------- -------------------------------------- --------------------------------------

               Growth                               Opportunity                               Value
-------------------------------------- -------------------------------------- --------------------------------------
          2004               2003                2004               2003               2004                2003
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $           ----    $           ----   $           ----   $            216    $         15,269   $          2,573
             (810)             (1,493)            (2,969)            (2,658)            (20,466)           (10,363)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
             (810)             (1,493)            (2,969)            (2,442)             (5,197)            (7,790)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


             ----                ----               ----               ----              29,223             25,881
            5,591              29,058              7,448            (20,962)            100,903             26,352
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
            5,591              29,058              7,448            (20,962)            130,126             52,233
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


           17,208              29,662             65,431            124,824             430,799            475,371
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $         21,989    $         57,227   $         69,910   $        101,420    $        555,728   $        519,814
=================== ================== ================== =================== ================== ===================




 $           (810)   $         (1,493)  $         (2,969)  $         (2,442)   $         (5,197)  $         (7,790)
            5,591              29,058              7,448            (20,962)            130,126             52,233
           17,208              29,662             65,431            124,824             430,799            475,371
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

           21,989              57,227             69,910            101,420             555,728            519,814
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


           19,234              18,999             39,645             38,368             261,001            155,061
           78,892            (205,861)           105,863            (12,051)          1,447,685            530,454
             ----              (3,014)              (968)           (48,366)            (73,139)           (72,661)
           (4,866)             (7,748)           (16,323)           (12,928)           (120,758)           (70,352)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
           93,260            (197,624)           128,217            (34,977)          1,514,789            542,502
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          115,249            (140,397)           198,127             66,443           2,070,517          1,062,316
           85,374             225,771            322,355            255,912           2,177,966          1,115,650
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $        200,623    $         85,374   $        520,482   $        322,355    $      4,248,483   $      2,177,966
=================== ================== ================== =================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Vanguard
                                                                              --------------------------------------

                                                                                          Money Market
                                                                              --------------------------------------
                                                                                    2004                2003
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $        131,030   $        106,301
   Mortality and expense risk charge                                                    (77,377)           (77,169)
                                                                              ------------------ -------------------
Net investment income(loss)                                                              53,653             29,132
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----               ----
   Net realized gain(loss) on sale of fund shares                                          ----               ----
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                    ----               ----
                                                                              ------------------ -------------------


Change in unrealized appreciation/depreciation                                             ----               ----
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $         53,653   $         29,132
                                                                              ================== ===================


STATEMENTS OF CHANGES IN NET ASSETS

Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $         53,653   $         29,132
   Net realized gain(loss)                                                                 ----               ----
   Net change in unrealized appreciation/depreciation                                      ----               ----
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                       53,653             29,132
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                4,646,565          4,850,458
   Subaccounts transfers (including fixed account), net                              (2,075,665)        (4,971,181)
   Transfers for policyowner benefits and terminations                               (3,561,686)          (769,312)
   Policyowner maintenance charges                                                     (511,956)          (537,947)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                 (1,502,742)        (1,427,982)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                               (1,449,089)        (1,398,850)
Net assets at beginning of period                                                    10,558,980         11,957,830
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      9,109,891   $     10,558,980
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                      Vanguard
--------------------------------------------------------------------------------------------------------------------

            Equity Index                            Total Bond                             REIT Index
-------------------------------------- -------------------------------------- --------------------------------------
          2004               2003                2004               2003               2004                2003
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $        243,212    $        210,796   $        172,342   $        165,768    $         37,472   $         40,528
         (136,026)           (114,528)           (25,458)           (25,331)            (12,271)            (8,104)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          107,186              96,268            146,884            140,437              25,201             32,424
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


          479,475             421,593              5,651               ----              24,845             31,482
         (193,794)           (590,511)            10,899             28,538             124,447             15,988
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          285,681            (168,918)            16,550             28,538             149,292             47,470
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


        1,375,079           3,928,853            (47,184)           (62,802)            282,587            252,826
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $      1,767,946    $      3,856,203   $        116,250   $        106,173    $        457,080   $        332,720
=================== ================== ================== =================== ================== ===================




 $        107,186    $         96,268   $        146,884   $        140,437    $         25,201   $         32,424
          285,681            (168,918)            16,550             28,538             149,292             47,470
        1,375,079           3,928,853            (47,184)           (62,802)            282,587            252,826
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

        1,767,946           3,856,203            116,250            106,173             457,080            332,720
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


        2,112,110           2,479,285            382,344            434,882             265,037            103,196
       (1,622,586)            744,528           (124,524)            16,402             173,148             64,979
         (865,508)           (781,813)          (143,799)          (204,629)            (30,164)           (20,403)
         (809,529)           (839,748)          (133,618)          (151,234)            (87,267)           (89,966)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
       (1,185,513)          1,602,252            (19,597)            95,421             320,754             57,806
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          582,433           5,458,455             96,653            201,594             777,834            390,526
       19,014,161          13,555,706          3,429,561          3,227,967           1,397,153          1,006,627
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $     19,596,594    $     19,014,161   $      3,526,214   $      3,429,561    $      2,174,987   $      1,397,153
=================== ================== ================== =================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Vanguard
                                                                              --------------------------------------

                                                                                             Mid-Cap
                                                                              --------------------------------------
                                                                                    2004                2003
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $         14,858   $          7,369
   Mortality and expense risk charge                                                    (13,475)            (7,701)
                                                                              ------------------ -------------------
Net investment income(loss)                                                               1,383               (332)
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----             23,582
   Net realized gain(loss) on sale of fund shares                                        60,428             (5,310)
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                  60,428             18,272
                                                                              ------------------ -------------------


Change in unrealized appreciation/depreciation                                          293,336            302,787
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        355,147   $        320,727
                                                                              ================== ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $          1,383   $           (332)
   Net realized gain(loss)                                                               60,428             18,272
   Net change in unrealized appreciation/depreciation                                   293,336            302,787
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      355,147            320,727
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  395,147            248,217
   Subaccounts transfers (including fixed account), net                                 291,454             12,373
   Transfers for policyowner benefits and terminations                                  (23,812)           (50,134)
   Policyowner maintenance charges                                                      (71,010)           (52,110)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                    591,779            158,346
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  946,926            479,073
Net assets at beginning of period                                                     1,406,837            927,764
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      2,353,763   $      1,406,837
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                     Vanguard
--------------------------------------------------------------------------------------------------------------------

            Equity Income                             Growth                                Balanced
-------------------------------------- -------------------------------------- --------------------------------------
       2004               2003                2004               2003               2004                2003
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $        119,307    $        111,927   $         29,904   $         21,418    $        101,293  $         110,053
          (38,178)            (31,138)           (49,749)           (43,934)            (30,120)           (27,058)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
           81,129              80,789            (19,845)           (22,516)             71,173             82,995
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


          601,610               6,218               ----               ----                ----               ----
          (32,740)           (128,222)          (897,841)        (1,263,603)             47,661            (64,027)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          568,870            (122,004)          (897,841)        (1,263,603)             47,661            (64,027)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


          (44,490)            948,956          1,310,562          2,612,288             281,678            634,283
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $        605,509    $        907,741   $        392,876   $      1,326,169    $        400,512   $        653,251
=================== ================== ================== =================== ================== ===================




 $         81,129    $         80,789   $        (19,845)  $        (22,516)   $         71,173   $         82,995
          568,870            (122,004)          (897,841)        (1,263,603)             47,661            (64,027)
          (44,490)            948,956          1,310,562          2,612,288             281,678            634,283
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          605,509             907,741            392,876          1,326,169             400,512            653,251
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


          556,314             505,689          1,012,158            970,120             312,839            352,156
         (257,798)             25,690           (606,476)          (310,366)             18,211            (63,422)
         (318,391)           (169,011)          (367,446)          (249,648)           (299,367)          (364,470)
         (251,501)           (255,889)          (326,432)          (354,349)           (193,797)          (196,409)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
         (271,376)            106,479           (288,196)            55,757            (162,114)          (272,145)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          334,133           1,014,220            104,680          1,381,926             238,398            381,106
        5,090,487           4,076,267          6,693,645          5,311,719           3,973,453          3,592,347
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $      5,424,620    $      5,090,487   $      6,798,325   $      6,693,645    $      4,211,851   $      3,973,453
=================== ================== ================== =================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Vanguard
                                                                              --------------------------------------

                                                                                         High Yield Bond
                                                                              --------------------------------------
                                                                                    2004                2003
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $        110,032   $         83,228
   Mortality and expense risk charge                                                    (11,173)           (10,245)
                                                                              ------------------ -------------------
Net investment income(loss)                                                              98,859             72,983
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----               ----
   Net realized gain(loss) on sale of fund shares                                        38,839             14,086
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                  38,839             14,086
                                                                              ------------------ -------------------


Change in unrealized appreciation/depreciation                                          (24,889)           117,773
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        112,809   $        204,842
                                                                              ================== ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $         98,859   $         72,983
   Net realized gain(loss)                                                               38,839             14,086
   Net change in unrealized appreciation/depreciation                                   (24,889)           117,773
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      112,809            204,842
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  161,688            158,247
   Subaccounts transfers (including fixed account), net                                (231,891)           486,618
   Transfers for policyowner benefits and terminations                                  (78,656)           (77,698)
   Policyowner maintenance charges                                                      (76,917)           (70,783)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                   (225,776)           496,384
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                 (112,967)           701,226
Net assets at beginning of period                                                     1,638,090            936,864
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      1,525,123   $      1,638,090
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                      Vanguard
--------------------------------------------------------------------------------------------------------------------

            International                           Diversified                       Small Company Growth
-------------------------------------- -------------------------------------- --------------------------------------
         2004               2003                2004               2003               2004                2003
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $         83,832    $         63,982   $         20,385   $         16,399   $           5,228    $           989
          (51,693)            (35,001)            (9,816)            (5,607)            (45,828)           (37,174)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
           32,139              28,981             10,569             10,792             (40,600)           (36,185)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


             ----                ----               ----               ----                ----               ----
           98,825            (209,524)            84,665              7,752             233,797            (33,973)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
           98,825            (209,524)            84,665              7,752             233,797            (33,973)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


        1,076,529           1,611,457            175,115            193,522             665,209          1,782,766
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $      1,207,493    $      1,430,914   $        270,349   $        212,066    $        858,406    $     1,712,608
=================== ================== ================== =================== ================== ===================




 $         32,139    $         28,981   $         10,569   $         10,792    $        (40,600)   $       (36,185)
           98,825            (209,524)            84,665              7,752             233,797            (33,973)
        1,076,529           1,611,457            175,115            193,522             665,209          1,782,766
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

        1,207,493           1,430,914            270,349            212,066             858,406          1,712,608
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


          613,861             499,638            182,457            162,291             549,611            540,286
        1,147,787             (59,887)           332,999            307,091            (721,199)           535,083
         (395,477)           (242,775)           (14,503)           (43,317)           (190,268)          (198,503)
         (271,518)           (246,356)           (48,384)           (35,724)           (256,260)          (243,447)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
        1,094,653             (49,380)           452,569            390,341            (618,116)           633,419
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

        2,302,146           1,381,534            722,918            602,407             240,290          2,346,027
        5,828,541           4,447,007          1,186,353            583,946           6,336,817          3,990,790
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $      8,130,687    $      5,828,541   $      1,909,271   $      1,186,353    $      6,577,107    $     6,336,817
=================== ================== ================== =================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                          NOTES TO FINANCIAL STATEMENTS

                FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003

1.  ORGANIZATION

    Ameritas Life Insurance Corp. Separate Account LLVL (the Account) was established on October 26, 1995, under Nebraska law. The assets of the Account are held by Ameritas Life Insurance Corp. (ALIC) (an indirect wholly owned subsidiary of Ameritas Acacia Mutual Holding Company), are segregated from all of ALIC's other assets and are used only to support variable life products issued by ALIC.

    Management believes these financial statements should be read in conjunction with the policyowner statements and policy and fund prospectuses.

    The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund. At December 31, 2004 there are forty-four subaccounts available within the Account:

    Calvert Asset Management                                 Fidelity Management & Research Company
    Company, Inc. (Advisor) (See Note 3)                        Fidelity
      Calvert (Fund)                                             *Contrafund SC
       *Balanced (Subaccount)                                     (Commenced September 25, 2000)
        (Commenced September 13, 2000)                           *High Income SC
       *International Equity                                      (Commenced December 7, 2000)
        (Commenced June 7, 2000)                                 *Inv. Grade Bond IC
       *Mid Cap                                                   (Commenced December 18, 2000)
        (Commenced July 24, 2000)                                *Mid Cap SC
       *Small Cap                                                 (Commenced September 5, 2000)
        (Commenced September 13, 2000)
                                                              AIM Advisors, Inc.
    Ameritas Investment Corp. (See Note 3)                    (formerly INVESCO Funds Group, Inc.)
      Ameritas                                                  Invesco (formerly INVESCO Variable
       *Growth                                                  Investment Funds, Inc.)
        (Commenced August 7, 2000)                               *Financial (formerly VIF-Financial Services Fund)
       *MidCap                                                    (Commenced May 10, 2001)
        (Commenced July 5, 2000)                                 *Health (formerly VIF-Health Services Fund)
       *Small Cap                                                 (Commenced May 10, 2001)
        (Commenced August 28, 2000)                              *Technology (formerly VIF-Technology Fund)
                                                                  (Commenced May 2, 2001)
    Deutsche Asset Management, Inc.
      Scudder                                                Janus Capital Management LLC
       *EAFE Equity                                             Janus
        (Commenced November 29, 1999)                            *Growth
       *Equity 500                                                (Commenced March 21, 2003)
        (Commenced November 29, 1999)
       *Small Cap
        (Commenced January 31, 2000)

                                     FS-27


1.  ORGANIZATION, continued

   Neuberger Berman Management Inc.                           The Vanguard Group
      Neuberger Berman                                          Vanguard
       *Balanced                                                 *Money Market
        (Commenced January 31, 1996)                              (Commenced January 9, 1996)
       *Growth                                                   *Equity Index
        (Commenced January 22, 1996)                              (Commenced January 31, 1996)
       *Guardian                                                 *Total Bond
        (Commenced January 31, 2000)                              (Commenced February 12, 1996)
       *Limited Maturity Bond                                    *REIT Index
        (Commenced February 6, 1996)                              (Commenced May 1, 2001)
       *Mid-Cap                                                  *Mid-Cap
        (Commenced January 31, 2000)                              (Commenced May 17, 2001)
       *Partners
        (Commenced January 31, 1996)                         The Vanguard Group and Wellington Management Company,
                                                             LLP
    Rydex Global Advisors                                       Vanguard
      Rydex                                                      *Equity Income
       *Nova                                                      (Commenced February 6, 1996)
        (Commenced July 6, 1999)
       *OTC                                                  Alliance Capital Management L.P. and William Blair &
        (Commenced July 6, 1999)                             Company, LLC
       *Precious Metals                                         Vanguard
        (Commenced August 10, 1999)                              *Growth
       *Ursa                                                      (Commenced January 22, 1996)
        (Commenced July 27, 1999)
       *US Government Bond                                   Wellington Management Company, LLP
        (Commenced October 6, 1999)                             Vanguard
                                                                 *Balanced
    Strong Capital Management, Inc.                               (Commenced February 12, 1996)
      Strong Variable                                            *High Yield Bond
       *Growth                                                    (Commenced March 10, 1997)
        (Commenced May 18, 2001)
      Strong Opportunity                                     Schroder Investment Management North America, Inc.
       *Opportunity                                          and Ballie Gifford Overseas Ltd
        (Commenced May 3, 2001)                                 Vanguard
                                                                 *International
    Third Avenue Management LLC                                   (Commenced January 22, 1996)
      Third Avenue
       *Value                                                Barrow, Hanley, Mewhinney & Strauss, Inc.
        (Commenced May 3, 2001)                                 Vanguard
                                                                 *Diversified
                                                                  (Commenced May 21, 2001)

                                                             Granahan Investment Management, Inc. and
                                                             Grantham, Mayo, Van Otterloo & Co. LLC
                                                                Vanguard
                                                                 *Small Company Growth
                                                                  (Commenced January 29, 1997)


2. ACCOUNTING POLICIES

    USE OF ESTIMATES
    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

    INVESTMENTS
    The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners' units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

    Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments represent the difference between the proceeds from sales of investments by the subaccounts and the cost of such shares, which is determined on a weighted average cost basis.

    FEDERAL AND STATE TAXES
    The operations of the Account are included in the federal income tax return of ALIC, which is taxed as a life insurance company under the Internal Revenue Code. ALIC has the right to charge the Account any federal income taxes, or provision for federal income taxes, attributable to the operations of the Account or to the policies funded in the Account. Charges for state and local taxes, if any, attributable to the Account may also be made. Currently, ALIC does not make a charge for income taxes or other taxes.

3.  RELATED PARTIES

    Affiliates of ALIC provided management, administrative and investment advisory services for the Ameritas and Calvert subaccounts of approximately $10,000 and $15,000 during 2004 and 2003, respectively.

4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments in the subaccounts for the periods ended December 31, 2004 were as follows:

                                                              Purchases                 Sales
                                                       ----------------------  ----------------------
    Calvert:
      Balanced                                         $          182,563      $            3,298
      International Equity                                        158,272                  31,007
      Mid Cap                                                      44,806                  45,928
      Small Cap                                                   384,435                 349,141

    Ameritas:
      Growth                                                      277,643                 156,607
      MidCap                                                       19,359                  14,836
      Small Cap                                                     2,715                     345


                                     FS-29

4.  PURCHASES AND SALES OF INVESTMENTS, continued

                                                              Purchases                 Sales
                                                       ----------------------  ----------------------
    Scudder:
      EAFE Equity                                      $          909,966      $          241,237
      Equity 500                                                   82,361                  83,172
      Small Cap                                                   444,020                 347,509

    Fidelity:
      Contrafund SC                                                61,741                  13,312
      High Income SC                                                3,084                     586
      Inv. Grade Bond IC                                           78,003                  21,626
      Mid Cap SC                                                  975,407                 608,702

    Invesco:
      Financial                                                   106,357                  90,495
      Health                                                      242,938                 215,282
      Technology                                                1,192,103               1,090,319

    Janus:
      Growth                                                       84,879                  66,298

    Neuberger Berman:
      Balanced                                                    655,736                 471,484
      Growth                                                      231,340                 282,764
      Guardian                                                     11,644                  31,717
      Limited Maturity Bond                                       225,238                 383,471
      Mid-Cap                                                       5,152                   6,397
      Partners                                                    255,981                 346,754

    Rydex:
      Nova                                                      2,585,941               2,086,219
      OTC                                                       2,214,447               1,793,704
      Precious Metals                                           1,500,746               1,459,039
      Ursa                                                        915,653               1,150,813
      US Government Bond                                          230,121                 247,349

    Strong Variable:
      Growth                                                      143,414                  50,962

    Strong Opportunity:
      Opportunity                                                 187,878                  62,630

    Third Avenue:
      Value                                                     2,141,280                 602,464


                                     FS-30

4.  PURCHASES AND SALES OF INVESTMENTS, continued

                                                               Purchases                 Sales
                                                        ---------------------  ----------------------
    Vanguard:
      Money Market                                      $       10,948,056      $       12,397,145
      Equity Index                                               2,827,390               3,426,241
      Total Bond                                                   686,935                 553,997
      REIT Index                                                 1,292,822                 922,023
      Mid-Cap                                                    1,084,295                 491,133
      Equity Income                                              1,508,089               1,096,725
      Growth                                                     1,090,149               1,398,190
      Balanced                                                     719,787                 810,728
      High Yield Bond                                              726,027                 852,942
      International                                              1,946,105                 819,313
      Diversified                                                1,108,313                 645,176
      Small Company Growth                                       1,020,468               1,679,186

5. UNIT VALUES

    The unit value, units, net assets, investment income ratio (Inv. Income Ratio), expense ratio and total return (certain of which are defined below) are included in the following table (amounts have been rounded).

    Inv. Income Ratio - The Inv. Income Ratio represents the dividend distributions received divided by average net assets. This ratio excludes the mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio.

    Expense Ratio - The Expense Ratio represents the annualized contract expenses of the subaccounts for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges. These fees range between .60 percent and .75 percent (annualized) of net assets, depending on the product selected. Expenses of the underlying fund portfolios and charges made directly to policyowner accounts through the redemption of units are excluded. For this separate account, charges made through the redemption of units ranged up to $9 per policy monthly, depending on the product selected. On all life insurance policies, cost of insurance is charged to each policyowner monthly. The cost of insurance is determined based upon several variables, including policyowners death benefit amount and account value.

    Total Return - The Total Return represents the change in the unit value reported year-to-date, however, subaccounts which commenced during a year, as shown in Note 1, are based on shorter return periods. These percentages do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

    Total returns and expense ratios in this disclosure may not be applicable to all policies.


5. UNIT VALUES, continued

                                    At December 31                        For the Periods Ended December 31
                    ---------------------------------------------- -------------------------------------------------
                                                                      Inv
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)          Units          ($)        Ratio %       Ratio %           Return %
                    ------------------ ------------- ------------- ---------- ----------------- --------------------
                       Min      Max                                              Min      Max      Min       Max
 Calvert:
 Balanced
 2004                   2.15    2.15         88,205        189,436     4.94       0.75    0.75      7.45      7.45
 2003                   2.00    2.00          2,094          4,186     0.42       0.75    0.75     18.44     18.44
 2002                   1.69    1.69          3,285          5,545     5.98       0.75    0.75    (12.81)   (12.81)
 2001                   1.94    1.94            310            600     0.03       0.60    0.75     (7.65)    (7.49)

 International Equity
 2004                  18.79   20.36          9,317        189,547     2.17       0.60    0.75     17.07     17.23
 2003                  16.03   17.39          2,630         45,620     4.65       0.60    0.75     30.71     30.85
 2002                  12.25   13.30            476          6,234    ----        0.60    0.75    (15.59)   (15.47)
 2001                  14.49   15.76            431          6,738     0.10       0.60    0.75    (25.31)   (25.19)

 Mid Cap
 2004                  29.41   29.41         18,092        532,035    ----        0.75    0.75      8.52      8.52
 2003                  27.10   27.10         18,033        488,688    ----        0.75    0.75     30.71     30.71
 2002                  20.73   20.73         18,058        374,410    ----        0.60    0.75    (28.76)    (7.88)
 2001                  27.18   29.10         19,479        565,442    ----        0.60    0.75    (12.82)    (4.26)

 Small Cap
 2004                  18.08   18.08          4,557         82,395    ----        0.75    0.75      9.63      9.63
 2003                  16.49   16.49          3,288         54,239     0.80       0.75    0.75     38.55     38.55
 2002                  11.91   11.91          5,766         68,644     0.48       0.60    0.75    (23.12)    (0.91)
 2001                  15.49   15.49         15,326        237,361    ----        0.60    0.75     10.04     10.26

 Ameritas:

 Growth
 2004                  44.79   44.79          9,912        443,931     0.16       0.60    0.75      4.79      4.95
 2003                  42.68   42.74          7,135        304,721    ----        0.60    0.75     34.50     34.70
 2002                  31.68   31.78          3,289        104,418    ----        0.60    0.75    (33.76)   (33.66)
 2001                  47.76   47.98          3,062        146,660     0.07       0.60    0.75    (12.81)   (12.65)

 MidCap
 2004                  37.37   37.37          4,664        174,324    ----        0.60    0.60     12.72     12.72
 2003                  33.16   33.16          4,490        148,862    ----        0.60    0.60     46.42     46.42
 2002                  22.64   22.64          3,734         84,554    ----        0.60    0.60    (30.32)   (30.32)
 2001                  32.50   32.50          1,585         51,507    ----        0.60    0.60     (7.93)    (7.93)

 Small Cap
 2004                  26.50   26.50            571         15,125    ----        0.60    0.60      1.73      1.73
 2003                  26.05   26.05            464         12,075     ----       0.60    0.60     38.05     38.05
 2002                  18.87   18.87            355          6,693     ----       0.60    0.60    (35.62)   (35.62)
 2001                  29.32   29.32            199          5,828     ----       0.60    0.60    (27.71)   (27.71)

                                     FS-32


5. UNIT VALUES, continued

                                    At December 31                        For the Periods Ended December 31
                    ---------------------------------------------- -------------------------------------------------
                                                                      Inv
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)          Units          ($)        Ratio %       Ratio %           Return %
                    ------------------ ------------- ------------- ----------- ---------------- ---------------------
                       Min      Max                                              Min      Max      Min       Max
 Scudder:

 EAFE Equity
 2004                  10.16   10.79        170,338      1,806,737     2.22       0.60    0.75     18.18     18.35
 2003                   8.60    9.12        102,236        920,157     4.04       0.60    0.75     32.36     32.56
 2002                   6.50    6.88         91,099        620,798     1.49       0.60    0.75    (22.18)   (22.06)
 2001                   8.35    8.83         72,286        637,469    ----        0.60    0.75    (25.25)   (25.15)

 Equity 500
 2004                  12.99   12.99        218,245      2,835,733     1.10       0.60    0.60      9.93      9.93
 2003                  11.82   11.82        219,477      2,594,133     1.19       0.60    0.60     27.39     27.39
 2002                   9.28    9.28        225,507      2,092,238     1.01       0.60    0.60    (22.78)   (22.78)
 2001                  12.02   12.02        220,594      2,650,481     0.95       0.60    0.60    (12.72)   (12.72)

 Small Cap
 2004                  15.10   15.10         84,618      1,277,904     0.40       0.60    0.75     16.88     17.05
 2003                  12.90   12.92         77,266        997,496     0.85       0.60    0.75     45.35     45.56
 2002                   8.86    8.89         57,859        513,224     0.69       0.60    0.75    (21.17)   (21.05)
 2001                  11.23   11.28         40,945        459,784     0.72       0.60    0.75      1.31      1.44

 Fidelity:

 Contrafund SC
 2004                  27.09   27.09          5,011        135,735     0.25       0.60    0.60     14.65     14.65
 2003                  23.63   23.63          2,956         69,831     0.27       0.60    0.60     27.59     27.59
 2002                  18.52   18.52          1,993         36,896     0.55       0.60    0.60     (9.96)    (9.96)
 2001                  20.57   20.57            973         20,019     0.03       0.60    0.60    (12.90)   (12.90)

 High Income SC
 2004                   8.98    8.98          3,264         29,304     7.79       0.60    0.60      8.81      8.81
 2003                   8.25    8.25          3,202         26,414     0.95       0.60    0.60     26.21     26.21
 2002                   6.54    6.54            484          3,163     1.33       0.60    0.60      2.99      2.99
 2001                   6.35    6.35            231          1,466    14.18       0.60    0.60    (22.08)   (22.08)

 Inv. Grade Bond IC
 2004                  16.16   16.16         27,067        437,414     4.09       0.60    0.60      3.83      3.83
 2003                  15.56   15.56         25,193        392,122     2.83       0.60    0.60      4.58      4.58
 2002                  14.88   14.88         19,145        284,929     3.68       0.60    0.60      9.68      9.68
 2001                  13.57   13.57          9,657        131,032     3.53       0.60    0.60      7.80      7.80

 Mid Cap SC
 2004                  29.62   29.73         64,855      1,922,170    ----        0.60    0.75     23.84     24.03
 2003                  23.92   23.97         51,167      1,224,090     0.29       0.60    0.75     37.51     37.71
 2002                  17.39   17.41         41,811        727,320     0.46       0.60    0.75    (10.56)   (10.43)
 2001                  19.43   19.45         17,184        334,100    ----        0.60    0.75     (4.08)    (3.95)

                                     FS-33

5. UNIT VALUES, continued

                                    At December 31                        For the Periods Ended December 31
                     --------------------------------------------- ---------------------------------------------------
                                                                      Inv
                          Unit                        Net Assets     Income         Expense            Total
                        Value ($)          Units          ($)        Ratio %        Ratio %           Return %
                     ----------------- ------------- ------------- ----------- ---------------- ---------------------
                       Min      Max                                              Min      Max      Min       Max
 Invesco:

 Financial
 2004                  14.55   14.69          4,183         60,938     0.82       0.60    0.75      7.86      8.01
 2003                  13.49   13.60          3,155         42,581     0.47       0.60    0.75     28.62     28.78
 2002                  10.48   10.56          4,245         44,523     0.43       0.60    0.75    (15.53)    (3.05)
 2001                  12.41   12.41          5,446         67,600     0.39       0.75    0.75     (4.23)    (4.23)

 Health
 2004                  18.45   18.66         15,501        286,112    ----        0.60    0.75      6.77      6.94
 2003                  17.28   17.45         13,984        241,728    ----        0.60    0.75     26.84     27.01
 2002                  13.63   13.74         17,556        239,245    ----        0.60    0.75    (25.01)    (8.37)
 2001                  18.17   18.17          7,153        129,993     0.30       0.75    0.75      3.32      3.32

 Technology
 2004                  12.07   12.31         58,824        710,552    ----        0.60    0.75      3.85      4.00
 2003                  11.62   11.84         51,331        596,850    ----        0.60    0.75     15.51     44.21
 2002                   8.06    8.06         24,672        198,855    ----        0.75    0.75    (47.24)   (47.24)
 2001                  15.28   15.28         20,378        311,350    ----        0.75    0.75    (27.45)   (27.45)

 Janus:

 Growth
 2004                  19.85   19.85         13,588        269,714     0.15       0.75    0.75      3.74      3.74
 2003                  19.14   19.14         12,599        241,092     0.09       0.75    0.75     25.81     25.81
 2002                  ----    ----            ----           ----    ----       ----    ----      ----      ----
 2001                  ----    ----            ----           ----    ----       ----    ----      ----      ----

 Neuberger Berman:

 Balanced
 2004                  15.29   27.30         40,231        972,618     1.45       0.60    0.75      8.49      8.66
 2003                  14.07   25.17         33,199        726,462     1.76       0.60    0.75     15.42     15.59
 2002                  12.17   21.80         31,743        591,450     2.41       0.60    0.75    (17.76)   (17.64)
 2001                  14.78   26.52         51,568      1,149,419     1.68       0.60    0.75    (14.01)   (13.88)

 Growth
 2004                  38.38   38.38         32,439      1,245,003    ----        0.75    0.75     15.73     15.73
 2003                  33.16   33.16         33,407      1,107,880    ----        0.75    0.75     30.43     30.43
 2002                  25.43   25.43         38,012        966,492    ----        0.75    0.75    (31.68)   (31.68)
 2001                  37.22   37.22         43,672      1,625,333    ----        0.75    0.75    (30.88)   (30.88)



                                     FS-34


5. UNIT VALUES, continued

                                    At December 31                        For the Periods Ended December 31
                    ---------------------------------------------- -------------------------------------------------
                                                                      Inv
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)          Units          ($)        Ratio %       Ratio %           Return %
                    ------------------ ------------- ------------- ----------- ----------------- -------------------
                       Min      Max                                              Min      Max      Min       Max
 Neuberger Berman, continued:

 Guardian
 2004                  17.16   17.16          5,931        101,769     0.12       0.60    0.60     15.12     15.12
 2003                  14.90   14.90          7,217        107,557     0.90       0.60    0.60     30.98     30.98
 2002                  11.38   11.38          7,907         89,965     0.74       0.60    0.60    (26.89)   (26.89)
 2001                  15.56   15.56          9,306        144,840     0.48       0.60    0.60     (2.11)    (2.11)

 Limited Maturity Bond
 2004                  14.35   20.50         23,411        463,763     2.92       0.60    0.75      0.03      0.18
 2003                  14.32   20.50         31,461        632,224     4.56       0.60    0.75      1.66      1.82
 2002                  14.07   20.16         18,889        372,013     4.38       0.60    0.75      4.55      4.71
 2001                  13.43   19.29         12,003        203,702     5.33       0.60    0.75      3.02      7.96

 Mid-Cap
 2004                  17.27   17.27          1,149         19,833    ----        0.60    0.60     15.61     15.61
 2003                  14.94   14.94          1,179         17,615    ----        0.60    0.60     27.31     27.31
 2002                  11.73   11.73          2,726         31,975    ----        0.60    0.60    (29.76)   (29.76)
 2001                  16.70   16.70          4,869         81,327    ----        0.60    0.60    (25.10)   (25.10)

 Partners
 2004                  28.10   28.10         93,573      2,629,614     0.01       0.75    0.75     18.09     18.09
 2003                  23.80   23.80         96,082      2,286,555    ----        0.75    0.75     34.09     34.09
 2002                  17.75   17.75        107,018      1,899,303     0.52       0.75    0.75    (24.71)   (24.71)
 2001                  23.57   23.57        131,000      3,087,996     0.42       0.75    0.75     (3.55)    (3.55)

 Rydex:

 Nova
 2004                  11.25   11.73         80,770        940,907     0.05       0.60    0.75     13.77     13.94
 2003                   9.87   10.31         34,909        357,121    ----        0.60    0.75     38.16     38.36
 2002                   7.13    7.46         31,478        233,027     6.85       0.60    0.75    (36.20)   (36.11)
 2001                  11.17   11.70         25,769        300,601    15.01       0.60    0.75    (24.15)   (24.05)

 OTC
 2004                  14.50   14.73        141,057      2,075,526    ----        0.60    0.75      8.53      8.69
 2003                  13.35   13.57        113,358      1,536,709    ----        0.60    0.75     44.34     44.55
 2002                   9.23    9.40         92,264        865,957    ----        0.60    0.75    (39.32)   (39.22)
 2001                  15.19   15.50        104,127      1,611,474    ----        0.60    0.75    (35.67)   (35.58)

 Precious Metals
 2004                   8.25    8.34         99,037        817,418    ----        0.60    0.75    (14.86)   (14.72)
 2003                   9.69    9.77         97,741        947,914    ----        0.60    0.75     39.87     40.10
 2002                   6.93    6.98         69,606        482,703    ----        0.60    0.75     44.49     44.72
 2001                   4.79    4.82          4,119         19,803    ----        0.60    0.75     12.01     12.30


                                     FS-35


5. UNIT VALUES, continued

                                    At December 31                        For the Periods Ended December 31
                    --------------------------------------------- --------------------------------------------------
                                                                      Inv
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)         Units           ($)        Ratio %       Ratio %           Return %
                    ----------------- -------------- ------------ ------------ ----------------- -------------------
                       Min      Max                                              Min      Max      Min       Max
 Rydex, continued:

 Ursa
 2004                   5.13    5.72         93,524        534,450    ----        0.60    0.75    (10.88)   (10.73)
 2003                   5.75    6.42        134,106        860,150    ----        0.60    0.75    (25.63)   (24.22)
 2002                   8.47    8.47        147,410      1,248,653     1.42       0.75    0.75     20.74     20.74
 2001                   7.02    7.02        346,657      2,431,849     3.48       0.75    0.75     14.14     14.14

 US Government Bond
 2004                  14.60   15.02         17,347        260,576     3.46       0.60    0.75      7.61      7.76
 2003                  13.55   13.96         19,329        269,829     3.28       0.60    0.75     (1.31)    (0.70)
 2002                  13.64   14.15         31,661        447,359     3.67       0.60    0.75     17.74     17.87
 2001                  11.57   12.01          8,329        100,034     3.12       0.60    0.75     (1.98)     1.35

 Strong Variable:

 Growth
 2004                  15.92   15.92         12,602        200,623    ----        0.75    0.75     18.26     18.26
 2003                  13.46   13.73          6,342         85,374    ----        0.60    0.75     18.64     33.22
 2002                  10.10   10.10         22,342        225,771    ----        0.75    0.75    (38.01)   (38.01)
 2001                  16.30   16.30          3,714         60,537    ----        0.75    0.75    (23.46)   (23.46)

 Strong Opportunity:

 Opportunity
 2004                  22.69   26.59         19,631        520,482    ----        0.60    0.75     17.34     17.52
 2003                  19.31   22.66         14,280        322,355     0.06       0.60    0.75     36.00     36.20
 2002                  14.17   16.66         15,387        255,912     0.34       0.60    0.75    (27.36)   (25.63)
 2001                  22.94   22.94         28,482        653,356     1.13       0.75    0.75     (5.02)    (5.02)

 Third Avenue:

 Value
 2004                  25.67   25.82        165,368      4,248,483     0.54       0.60    0.75     19.00     19.18
 2003                  21.57   21.66        100,911      2,177,966     0.18       0.60    0.75     41.48     41.69
 2002                  15.25   15.29         73,135      1,115,650     0.19       0.60    0.75    (11.38)   (11.25)
 2001                  17.21   17.23         43,190        743,232     0.04       0.60    0.75     (0.88)     4.59

 Vanguard:

 Money Market
 2004                   1.04    1.33      6,946,633      9,109,891     1.27       0.60    0.75      0.52      0.67
 2003                   1.03    1.33      8,088,997     10,558,980     1.01       0.60    0.75      0.26      0.41
 2002                   1.03    1.32      9,276,801     11,957,830     1.70       0.60    0.75      0.96      1.11
 2001                   1.02    1.31     10,822,238     14,020,863     4.20       0.60    0.75      1.92      4.09


                                     FS-36



5. UNIT VALUES, continued

                                    At December 31                        For the Periods Ended December 31
                    --------------------------------------------- --------------------------------------------------
                                                                      Inv
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)          Units          ($)        Ratio %       Ratio %           Return %
                    ------------------ ------------- ------------ ------------ ---------------- --------------------
                       Min      Max                                              Min      Max      Min       Max
 Vanguard, continued:

 Equity Index
 2004                  32.46   34.38        571,624     19,596,594     1.33       0.60    0.75      9.98     10.14
 2003                  29.47   31.26        611,181     19,014,161     1.36       0.60    0.75     27.51     27.70
 2002                  23.08   24.51        554,245     13,555,706     1.66       0.60    0.75    (22.69)   (22.57)
 2001                  29.80   31.71        534,910     16,958,349    ----        0.60    0.75    (12.54)    (8.60)

 Total Bond
 2004                  13.02   17.24        207,835      3,526,214     5.02       0.60    0.75      3.43      3.58
 2003                  12.57   16.67        209,124      3,429,561     4.84       0.60    0.75      3.25      3.40
 2002                  12.15   16.15        203,084      3,227,967     3.65       0.60    0.75      7.50      7.66
 2001                  11.29   15.02        154,163      2,315,115     1.39       0.60    0.75      0.52      7.45

 REIT Index
 2004                  23.21   23.37         93,520      2,174,987     2.16       0.60    0.75     29.54     29.74
 2003                  17.92   18.01         77,926      1,397,153     3.66       0.60    0.75     34.48     34.68
 2002                  13.32   13.37         75,531      1,006,627     2.84       0.60    0.75      2.76      2.91
 2001                  12.97   12.99         33,346        432,410    ----        0.60    0.75      2.64      9.51

 Mid-Cap
 2004                  17.73   17.83        132,630      2,353,763     0.79       0.60    0.75     19.42     19.60
 2003                  14.84   14.91         94,734      1,406,837     0.70       0.60    0.75     33.07     33.27
 2002                  11.16   11.18         83,149        927,764     0.98       0.60    0.75    (15.28)   (15.15)
 2001                  13.17   13.18         31,001        408,255    ----        0.60    0.75     (6.51)    (4.37)

 Equity Income
 2004                  23.55   28.62        190,374      5,424,620     2.32       0.60    0.75     12.47     12.64
 2003                  20.91   25.45        201,520      5,090,487     2.68       0.60    0.75     23.51     23.70
 2002                  16.90   20.61        198,287      4,076,267     2.85       0.60    0.75    (14.40)   (14.27)
 2001                  19.72   24.07        196,968      4,739,146    ----        0.60    0.75     (5.80)    (4.23)

 Growth
 2004                  12.20   17.96        381,376      6,798,325     0.45       0.60    0.75      6.45      6.61
 2003                  11.44   16.88        398,803      6,693,645     0.36       0.60    0.75     25.19     25.38
 2002                   9.12   13.48        395,193      5,311,719     0.45       0.60    0.75    (36.37)   (36.27)
 2001                  14.32   21.19        412,246      8,720,234    ----        0.60    0.75    (32.36)   (14.26)

 Balanced
 2004                  31.20   31.20        134,981      4,211,851     2.52       0.75    0.75     10.46     10.46
 2003                  28.25   28.25        140,657      3,973,453     3.04       0.75    0.75     19.55     19.55
 2002                  23.63   23.63        152,033      3,592,347     3.68       0.75    0.75     (7.41)    (7.41)
 2001                  25.52   25.52        170,413      4,349,328    ----        0.75    0.75      3.64      3.64


                                     FS-37

5. UNIT VALUES, continued

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- -------------------------------------------------
                                                                      Inv
                          Unit                         Net Assets     Income        Expense            Total
                        Value ($)          Units           ($)        Ratio %        Ratio %           Return %
                     ----------------- ------------- -------------- ----------- ---------------- --------------------
                       Min      Max                                              Min      Max      Min       Max
 Vanguard, continued:

 High Yield Bond
 2004                  10.24   14.98        104,024      1,525,123     7.33       0.60    0.75      7.71      7.88
 2003                   9.49   13.91        119,637      1,638,090     6.02       0.60    0.75     16.00     16.18
 2002                   8.17   11.99         78,435        936,864     5.66       0.60    0.75     (0.35)     0.78
 2001                  11.90   11.90         64,306        764,951     1.95       0.60    0.75      0.36      2.50

 International
 2004                  16.18   19.27        423,404      8,130,687     1.21       0.60    0.75     18.53     18.71
 2003                  13.63   16.26        358,836      5,828,541     1.37       0.60    0.75     33.88     34.07
 2002                  10.17   12.14        366,401      4,447,007     2.42       0.60    0.75    (17.87)   (17.74)
 2001                  12.36   14.79        353,192      5,222,573    ----        0.60    0.75    (19.21)     3.35

 Diversified
 2004                  14.06   14.17        135,707      1,909,271     1.51       0.60    0.75     19.56     19.74
 2003                  11.76   11.83        100,813      1,186,353     2.16       0.60    0.75     30.15     30.35
 2002                   9.03    9.08         64,636        583,946     1.57       0.60    0.75    (14.87)   (14.74)
 2001                  10.61   10.65         14,830        157,408    ----        0.60    0.75    (12.09)     4.31

 Small Company Growth
 2004                  19.88   27.28        243,300      6,577,107     0.09       0.60    0.75     14.44     14.61
 2003                  17.34   23.84        267,510      6,336,817     0.02       0.60    0.75     40.03     40.24
 2002                  12.37   17.03        235,095      3,990,790     0.86       0.60    0.75    (24.59)   (24.48)
 2001                  16.38   22.58        233,852      5,253,174    ----        0.60    0.75      4.80      5.45

 6. CHANGES IN UNITS OUTSTANDING The changes in units outstanding were as follows:

                                                       2004                    2003
                                               ---------------------   ---------------------
     Calvert:
     Balanced
     Units issued                                         87,951                  72,543
     Units redeemed                                       (1,840)                (73,734)
                                               ---------------------   ---------------------
     Net increase(decrease)                               86,111                  (1,191)
                                               =====================   =====================

     International Equity
     Units issued                                          8,788                   4,827
     Units redeemed                                       (2,101)                 (2,673)
                                               ---------------------   ---------------------
     Net increase(decrease)                                6,687                   2,154
                                               =====================   =====================


                                     FS-38

 6.  CHANGES IN UNITS OUTSTANDING, continued

                                                       2004                    2003
                                               ---------------------   ---------------------
     Calvert, continued:

     Mid Cap
     Units issued                                          2,562                   3,472
     Units redeemed                                       (2,503)                 (3,497)
                                               ---------------------   ---------------------
     Net increase(decrease)                                   59                     (25)
                                               =====================   =====================

     Small Cap
     Units issued                                         26,629                  32,790
     Units redeemed                                      (25,360)                (35,268)
                                               ---------------------   ---------------------
     Net increase(decrease)                                1,269                  (2,478)
                                               =====================   =====================

     Ameritas:

     Growth
     Units issued                                          7,947                   5,114
     Units redeemed                                       (5,170)                 (1,268)
                                               ---------------------   ---------------------
     Net increase(decrease)                                2,777                   3,846
                                               =====================   =====================

     MidCap
     Units issued                                            699                     977
     Units redeemed                                         (525)                   (221)
                                               ---------------------   ---------------------
     Net increase(decrease)                                  174                     756
                                               =====================   =====================

     Small Cap
     Units issued                                            118                     120
     Units redeemed                                          (11)                    (11)
                                               ---------------------   ---------------------
     Net increase(decrease)                                  107                     109
                                               =====================   =====================

     Scudder:

     EAFE Equity
     Units issued                                        122,405                 151,879
     Units redeemed                                      (54,303)               (140,742)
                                               ---------------------   ---------------------
     Net increase(decrease)                               68,102                  11,137
                                               =====================   =====================

     Equity 500
     Units issued                                          9,389                  13,254
     Units redeemed                                      (10,621)                (19,284)
                                                ---------------------  ---------------------
     Net increase(decrease)                               (1,232)                 (6,030)
                                               =====================   =====================

     Small Cap
     Units issued                                         46,611                  87,365
     Units redeemed                                      (39,259)                (67,958)
                                               ---------------------   ---------------------
     Net increase(decrease)                                7,352                  19,407
                                               =====================   =====================


                                     FS-39

 6.  CHANGES IN UNITS OUTSTANDING, continued

                                                       2004                    2003
                                               ---------------------   ---------------------
     Fidelity:

     Contrafund SC
     Units issued                                          3,331                   2,886
     Units redeemed                                       (1,276)                 (1,923)
                                               ---------------------   ---------------------
     Net increase(decrease)                                2,055                     963
                                               =====================   =====================

     High Income SC
     Units issued                                            117                  17,678
     Units redeemed                                          (55)                (14,960)
                                               ---------------------   ---------------------
     Net increase(decrease)                                   62                   2,718
                                               =====================   =====================

     Inv. Grade Bond IC
     Units issued                                          3,082                  23,881
     Units redeemed                                       (1,208)                (17,833)
                                               ---------------------   ---------------------
     Net increase(decrease)                                1,874                   6,048
                                               =====================   =====================

     Mid Cap SC
     Units issued                                         57,070                  60,849
     Units redeemed                                      (43,382)                (51,493)
                                               ---------------------   ---------------------
     Net increase(decrease)                               13,688                   9,356
                                               =====================   =====================

     Invesco:

     Financial
     Units issued                                         11,495                  10,066
     Units redeemed                                      (10,467)                (11,156)
                                               ---------------------   ---------------------
     Net increase(decrease)                                1,028                  (1,090)
                                               =====================   =====================

     Health
     Units issued                                         19,463                  35,067
     Units redeemed                                      (17,946)                (38,639)
                                               ---------------------   ---------------------
     Net increase(decrease)                                1,517                  (3,572)
                                               =====================   =====================

     Technology
     Units issued                                        122,386                 636,279
     Units redeemed                                     (114,893)               (609,620)
                                               ---------------------   ---------------------
     Net increase(decrease)                                7,493                  26,659
                                               =====================   =====================

     Janus:

     Growth
     Units issued                                          8,034                  23,278
     Units redeemed                                       (7,045)                (10,679)
                                               ---------------------   ---------------------
     Net increase(decrease)                                  989                  12,599
                                               =====================   =====================



                                     FS-40



 6.  CHANGES IN UNITS OUTSTANDING, continued

                                                       2004                    2003
                                               ---------------------   ---------------------
     Neuberger Berman:

     Balanced
     Units issued                                         36,495                  27,171
     Units redeemed                                      (29,463)                (25,715)
                                               ---------------------   ---------------------
     Net increase(decrease)                                7,032                   1,456
                                               =====================   =====================

     Growth
     Units issued                                         12,633                  19,837
     Units redeemed                                      (13,601)                (24,442)
                                               ---------------------   ---------------------
     Net increase(decrease)                                 (968)                 (4,605)
                                               =====================   =====================

     Guardian
     Units issued                                          4,868                   6,770
     Units redeemed                                       (6,154)                 (7,460)
                                               ---------------------   ---------------------
     Net increase(decrease)                               (1,286)                   (690)
                                               =====================   =====================

     Limited Maturity Bond
     Units issued                                         14,014                  57,658
     Units redeemed                                      (22,064)                (45,086)
                                               ---------------------   ---------------------
     Net increase(decrease)                               (8,050)                 12,572
                                               =====================   =====================

     Mid-Cap
     Units issued                                             61                     553
     Units redeemed                                          (91)                 (2,100)
                                                --------------------    --------------------
     Net increase(decrease)                                  (30)                 (1,547)
                                                ====================    ====================

     Partners
     Units issued                                         44,373                  37,893
     Units redeemed                                      (46,882)                (48,829)
                                                --------------------    --------------------
     Net increase(decrease)                               (2,509)                (10,936)
                                                ====================    ====================

     Rydex:

     Nova
     Units issued                                        281,862                 293,392
     Units redeemed                                     (236,001)               (289,961)
                                                --------------------    --------------------
      Net increase(decrease)                              45,861                   3,431
                                                ====================    ====================



                                     FS-41

 6.  CHANGES IN UNITS OUTSTANDING, continued

                                                       2004                    2003
                                               ---------------------   ---------------------
     Rydex, continued:

     OTC
     Units issued                                        200,583                 404,848
     Units redeemed                                     (172,884)               (383,754)
                                               ---------------------   ---------------------
     Net increase(decrease)                               27,699                  21,094
                                               =====================   =====================

     Precious Metals
     Units issued                                        259,545                 396,976
     Units redeemed                                     (258,249)               (368,841)
                                               ---------------------   ---------------------
     Net increase(decrease)                                1,296                  28,135
                                               =====================   =====================

     Ursa
     Units issued                                        199,271                 579,038
     Units redeemed                                     (239,853)               (592,342)
                                               ---------------------   ---------------------
     Net increase(decrease)                              (40,582)                (13,304)
                                               =====================   =====================

     US Government Bond
     Units issued                                         16,892                  27,591
     Units redeemed                                      (18,874)                (39,923)
                                               ---------------------   ---------------------
     Net increase(decrease)                               (1,982)                (12,332)
                                               =====================   =====================

     Strong Variable:

     Growth
     Units issued                                         11,565                  16,451
     Units redeemed                                       (5,305)                (32,451)
                                               ---------------------   ---------------------
     Net increase(decrease)                                6,260                 (16,000)
                                               =====================   =====================

     Strong Opportunity:

     Opportunity
     Units issued                                         10,765                  25,197
     Units redeemed                                       (5,414)                (26,304)
                                               ---------------------   ---------------------
     Net increase(decrease)                                5,351                  (1,107)
                                               =====================   =====================

     Third Avenue:

     Value
     Units issued                                        134,457                  95,825
     Units redeemed                                      (70,000)                (68,049)
                                               ---------------------   ---------------------
     Net increase(decrease)                               64,457                  27,776
                                               =====================   =====================

     Vanguard:

     Money Market
     Units issued                                     16,108,682              25,306,213
     Units redeemed                                  (17,251,046)            (26,494,017)
                                               ---------------------   ---------------------
     Net increase(decrease)                           (1,142,364)             (1,187,804)
                                               =====================   =====================


                                     FS-42



 6.  CHANGES IN UNITS OUTSTANDING, continued

                                                       2004                    2003
                                               ---------------------   ---------------------
     Vanguard, continued:

     Equity Index
     Units issued                                        187,373                 296,549
     Units redeemed                                     (226,930)               (239,613)
                                               ---------------------   ---------------------
     Net increase(decrease)                              (39,557)                 56,936
                                               =====================   =====================

     Total Bond
     Units issued                                         78,643                 124,378
     Units redeemed                                      (79,932)               (118,338)
                                               ---------------------   ---------------------
     Net increase(decrease)                               (1,289)                  6,040
                                               =====================   =====================

     REIT Index
     Units issued                                        108,282                  82,863
     Units redeemed                                      (92,688)                (80,468)
                                               ---------------------   ---------------------
     Net increase(decrease)                               15,594                   2,395
                                               =====================   =====================

     Mid-Cap
     Units issued                                        108,565                 128,667
     Units redeemed                                      (70,669)               (117,082)
                                               ---------------------   ---------------------
     Net increase(decrease)                               37,896                  11,585
                                               =====================   =====================

     Equity Income
     Units issued                                         73,609                 111,257
     Units redeemed                                      (84,755)               (108,024)
                                               ---------------------   ---------------------
     Net increase(decrease)                              (11,146)                  3,233
                                               =====================   =====================

     Growth
     Units issued                                        194,780                 290,250
     Units redeemed                                     (212,207)               (286,640)
                                               ---------------------   ---------------------
     Net increase(decrease)                              (17,427)                  3,610
                                               =====================   =====================

     Balanced
     Units issued                                         36,558                  54,933
     Units redeemed                                      (42,234)                (66,309)
                                               ---------------------   ---------------------
     Net increase(decrease)                               (5,676)                (11,376)
                                               =====================   =====================

     High Yield Bond
     Units issued                                        100,936                 189,732
     Units redeemed                                     (116,549)               (148,530)
                                               ---------------------   ---------------------
     Net increase(decrease)                              (15,613)                 41,202
                                               =====================   =====================

     International
     Units issued                                        208,051                 244,239
     Units redeemed                                     (143,483)               (251,804)
                                               ---------------------   ---------------------
     Net increase(decrease)                               64,568                  (7,565)
                                               =====================   =====================


                                     FS-43



 6.  CHANGES IN UNITS OUTSTANDING, continued

                                                       2004                    2003
                                               ---------------------   ---------------------
     Vanguard, continued:

     Diversified
     Units issued                                        136,955                 163,845
     Units redeemed                                     (102,061)               (127,668)
                                               ---------------------   ---------------------
     Net increase(decrease)                               34,894                  36,177
                                               =====================   =====================

     Small Company Growth
     Units issued                                        125,792                 194,873
     Units redeemed                                     (150,002)               (162,458)
                                               ---------------------   ---------------------
     Net increase(decrease)                              (24,210)                 32,415
                                               =====================   =====================


INDEPENDENT AUDITORS' REPORT

To the Board of Directors
Ameritas Life Insurance Corp.
Lincoln, Nebraska

We have audited the accompanying statutory statements of admitted assets, liabilities and surplus of Ameritas Life Insurance Corp. (the Company), a wholly owned subsidiary of Ameritas Holding Company, as of December 31, 2004 and 2003, and the related statutory statements of operations, changes in surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America are described in Note 18.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of Ameritas Life Insurance Corp. as of December 31, 2004 and 2003, or the results of its operations or its cash flows for the years then ended.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of Ameritas Life Insurance Corp. as of December 31, 2004 and 2003, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in Note 1.

/s/ Deloitte & Touche LLP

Lincoln, Nebraska
March 3, 2005

                                           AMERITAS LIFE INSURANCE CORP.
                                     STATUTORY STATEMENTS OF ADMITTED ASSETS,
                                              LIABILITIES AND SURPLUS
                                                  (in thousands)

                                                                                           December 31
                                                                              --------------------------------------
                               ADMITTED ASSETS                                      2004                2003
                                                                              ------------------ -------------------

    Bonds                                                                      $     1,194,109    $     1,117,989
    Preferred stocks   - unaffiliated                                                    5,855              2,216
                       - affiliated                                                     25,000             25,000
    Common stocks      - unaffiliated                                                  119,504            112,539
                       - affiliated                                                     95,317             86,276
    Mortgage loans                                                                     320,169            307,729
    Real estate  - properties occupied by the company                                   25,588             18,312
                 - properties held for the production of income                         32,165             37,451
                 - properties held for sale                                              4,160                383
    Cash and cash equivalents                                                           10,827             38,323
    Short-term investments     - unaffiliated                                           25,486             20,285
                               - affiliated                                             10,768              5,294
    Loans on insurance contracts                                                        57,874             60,111
    Partnerships and limited liability companies - real estate                          45,841             40,912
    Partnerships   - joint ventures                                                     49,861             43,237
    Other investments                                                                    1,692              3,988
                                                                              ------------------ -------------------

                  Total Cash and Invested Assets                                     2,024,216          1,920,045
                                                                              ------------------ -------------------

Accrued investment income                                                               19,218             19,805
Deferred and uncollected premiums                                                       24,008             27,833
Current federal income taxes receivable                                                  1,548                  -
Deferred tax asset                                                                       6,016             10,128
Accounts receivable - affiliates                                                         8,776              9,395
Data processing and other admitted assets                                                5,589              6,773
Separate accounts                                                                      749,317            622,483
                                                                              ------------------ -------------------

                      Total Admitted Assets                                    $     2,838,688    $     2,616,462
                                                                              ================== ===================




The accompanying notes are an integral part of these statutory financial statements.

                                       2




                                           AMERITAS LIFE INSURANCE CORP.
                                     STATUTORY STATEMENTS OF ADMITTED ASSETS,
                                             LIABILITIES AND SURPLUS
                                         (in thousands, except share data)

                                                                                           December 31
                                                                              --------------------------------------
                           LIABILITIES AND SURPLUS                                  2004                2003
                                                                              ------------------ -------------------

Policy reserves                                                                $       766,191    $       757,854
Deposit-type funds                                                                     465,661            443,607
Reserves for unpaid claims                                                              30,645             37,612
Dividends payable to policyowners                                                       10,534             10,448
Interest maintenance reserve                                                             1,508              1,142
Current federal income taxes payable                                                         -              3,401
Asset valuation reserve                                                                 51,428             43,479
Accounts payable - affiliates                                                              762                456
Other liabilities                                                                       58,866             57,545
Separate accounts                                                                      749,317            622,483
                                                                              ------------------ -------------------

                  Total Liabilities                                                  2,134,912          1,978,027
                                                                              ------------------ -------------------

Common stock, par value $0.10 per share; 25,000,000 shares authorized, issued
  and outstanding                                                                        2,500              2,500
Additional paid-in capital                                                               5,000              5,000
Unassigned surplus                                                                     696,276            630,935
                                                                              ------------------ -------------------

                  Total Surplus                                                        703,776            638,435
                                                                              ------------------ -------------------
                      Total Liabilities and Surplus                            $     2,838,688    $     2,616,462
                                                                              ================== ===================




The accompanying notes are an integral part of these statutory financial statements.


                                       3

                                          AMERITAS LIFE INSURANCE CORP.
                                        STATUTORY STATEMENTS OF OPERATIONS
                                                  (in thousands)

                                                                                     Years Ended December 31
                                                                              --------------------------------------
                                                                                    2004                2003
                                                                              ------------------ -------------------
INCOME
Premium income                                                                 $       497,232    $       493,729
Net investment income                                                                  110,182            109,368
Miscellaneous income                                                                    31,175             28,769
                                                                              ------------------ -------------------
                  Total income                                                         638,589            631,866
                                                                              ------------------ -------------------


EXPENSES
Benefits to policyowners                                                               372,412            366,956
Change in policy reserves                                                               38,218             40,979
Commissions                                                                             48,853             50,856
General insurance expenses                                                              91,134             86,578
Taxes, licenses and fees                                                                11,388             11,131
                                                                              ------------------ -------------------
                  Total expenses                                                       562,005            556,500
                                                                              ------------------ -------------------

Income before dividends, federal income taxes, and
   realized capital gains(losses)                                                       76,584             75,366

Dividends appropriated for policyowners                                                 10,870             10,502
                                                                              ------------------ -------------------
Income before federal income taxes and
   realized capital gains(losses)                                                       65,714             64,864

Federal income tax expense                                                              15,611             15,967
                                                                              ------------------ -------------------
Income from operations before realized capital gains(losses)                            50,103             48,897

Realized capital gains(losses) on investments, net of tax expense of
   $1,968 and $2,251 and transfers to the interest maintenance
   reserve of $346 and ($593) in 2004 and 2003, respectively                             6,515            (12,094)
                                                                              ------------------ -------------------

Net income                                                                     $        56,618    $        36,803
                                                                              ================== ===================


The accompanying notes are an integral part of these statutory financial statements.

                                                                 AMERITAS LIFE INSURANCE CORP.
                                                          STATUTORY STATEMENTS OF CHANGES IN SURPLUS
                                                        FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
                                                                        (in thousands)

                                                                                   Additional
                                                            Common Stock            Paid-in           Unassigned       Total
                                                       Shares            Amount     Capital            Surplus        Surplus
                                                     ------------ --------------- --------------  -------------- ----------------

BALANCE, January 1, 2003                                 25,000     $    2,500      $    5,000      $  579,172     $    586,672

     Net income                                               -              -               -          36,803           36,803
     Change in net unrealized gains on investments            -              -               -          30,889           30,889
     Change in net deferred income taxes                      -              -               -           1,973            1,973
     Change in non-admitted assets                            -              -               -          12,204           12,204
     Change in asset valuation reserve                        -              -               -         (30,106)         (30,106)
                                                     ------------ --------------- --------------  -------------- ----------------

BALANCE, December 31, 2003                               25,000     $    2,500      $    5,000      $  630,935     $    638,435

     Net income                                               -              -               -          56,618           56,618
     Change in net unrealized gains on investments            -              -               -          13,833           13,833
     Change in net deferred income taxes                      -              -               -          (1,841)          (1,841)
     Change in non-admitted assets                            -              -               -           4,680            4,680
     Change in asset valuation reserve                        -              -               -          (7,949)          (7,949)
                                                     ------------ --------------- --------------  -------------- ----------------

BALANCE, December 31, 2004                               25,000     $    2,500      $    5,000      $  696,276     $    703,776
                                                     ============ =============== ==============  ============== ================


The accompanying notes are an integral part of these statutory financial statements.

                                           AMERITAS LIFE INSURANCE CORP.
                                        STATUTORY STATEMENTS OF CASH FLOWS
                                                   (in thousands)

                                                                                     Years Ended December 31
                                                                              --------------------------------------
                                                                                    2004                2003
                                                                              ------------------ -------------------
 OPERATING ACTIVITIES
 Premium collected net of reinsurance                                          $       500,396    $       489,539
 Net investment income received                                                        111,634            107,787
 Miscellaneous income                                                                   42,779             41,574
 Benefits paid to policyowners                                                        (354,703)          (339,924)
 Net transfers to separate accounts                                                    (65,853)           (92,704)
 Commissions, expenses and taxes paid                                                 (162,853)          (158,463)
 Dividends paid to policyowners                                                        (10,742)           (10,496)
 Federal income taxes paid                                                             (22,528)           (15,464)
                                                                              ------------------ -------------------

      Net cash from operating activities                                                38,130             21,849
                                                                              ------------------ -------------------

 INVESTING ACTIVITIES
 Proceeds from investments sold, matured or repaid                                     281,850            290,693
 Cost of investments acquired                                                         (377,447)          (425,006)
 Net change in loans on insurance contracts                                              2,156              3,859
                                                                              ------------------ -------------------

      Net cash from investing activities                                               (93,441)          (130,454)
                                                                              ------------------ -------------------

 FINANCING AND MISCELLANEOUS ACTIVITIES
 Change in deposit-type funds without life contingencies                                33,827             70,349
 Other miscellaneous, net                                                                4,663             (3,609)
                                                                              ------------------ -------------------

      Net cash from financing and miscellaneous activities                              38,490             66,740
                                                                              ------------------ -------------------

 NET DECREASE IN CASH AND CASH
   EQUIVALENTS AND SHORT-TERM INVESTMENTS                                              (16,821)           (41,865)

 CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS - BEGINNING OF YEAR               63,902            105,767
                                                                              ------------------ -------------------

 CASH AND CASH EQUIVALENTS AND SHORT- TERM INVESTMENTS - END OF YEAR           $        47,081    $        63,902
                                                                              ================== ===================

Non-cash transaction:
  Transfer of assets from dividend transaction
    with Pathmark  (Note 4)                                                    $             -    $         2,452
  Deferred gain on sale of short term investment (Note 4)                      $           600    $             -

The accompanying notes are an integral part of these statutory financial statements.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2004 AND 2003
(in thousands)

1.  Nature of Operations and Summary of Significant Accounting Policies

Nature of Operations
Ameritas Life Insurance Corp. (the Company), a stock life insurance company domiciled in the state of Nebraska, is a wholly owned subsidiary of Ameritas Holding Company (AHC), which is a wholly owned subsidiary of Ameritas Acacia Mutual Holding Company (AAMHC).

AAMHC is a mutual insurance holding company. Owners of designated policies issued by the Company have a membership interest in AAMHC, while contractual rights remain with the Company.

The Company owns 100% of First Ameritas Insurance Corp. of New York (FALIC). The Company is also a 52.41% owner of AMAL Corporation (AMAL), which owns 100% of Ameritas Variable Life Insurance Company (AVLIC) and two broker dealers, Ameritas Investment Corp. (AIC) and The Advisors Group, Inc. (TAG). In addition to the subsidiaries noted above, the Company conducts other diversified financial-service-related operations through the following wholly owned subsidiaries: Pathmark Administrators Inc., formerly Pathmark Assurance Company (Pathmark), a third party administrator, (insurance company prior to September 30, 2003); Veritas Corp., a marketing organization for low-load insurance products; Ameritas Investment Advisors, Inc. (AIA), an advisor providing investment management services; and Ameritas Managed Dental Plan, Inc., a prepaid dental organization which was sold as of March 31, 2003.

In addition to the Company, AHC is also a 100% owner of Acacia Life Insurance Company (Acacia Life), an insurance company domiciled in the District of Columbia. Acacia Life is a 100% owner of Enterprise Resources, LLC, an insurance general agency, and Acacia Financial Corporation (AFCO), which is a holding company comprised of several financial service companies. Principal subsidiaries of AFCO include: Calvert Group Ltd. (Calvert), a provider of investment advisory, management and administrative services to The Calvert Group of mutual funds; Acacia Federal Savings Bank (AFSB), a federally chartered savings bank; and Acacia Realty Corporation, owner of real estate properties.

The Company's insurance operations consist of life and health insurance, annuity, group pension, and retirement contracts. The Company and its subsidiaries operate in all 50 states and the District of Columbia.

Basis of Presentation
The Company's statutory financial statements are presented on the basis of accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska.

Accounting practices and procedures of the National Association of Insurance Commissioners ("NAIC") as prescribed or permitted by the Insurance Department of the State of Nebraska comprise a comprehensive basis of accounting ("NAIC SAP") other than accounting principles generally accepted in the United States of America ("GAAP"). The more significant differences are as follows:

     (a) Investments in bonds are generally carried at amortized cost, while under GAAP, they are carried at either amortized cost or fair value based on their classification according to the Company's ability and intent to hold or trade the securities;

     (b) Investments in common stocks are valued as prescribed by the Securities Valuation Office ("SVO") of the NAIC, while under GAAP, common stocks are reported at fair value;

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2004 AND 2003
(in thousands)

1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Basis of Presentation, (continued)
     (c) Subsidiaries are included as common stock carried under the equity method, with the equity in net income of subsidiaries credited directly to the Company's unassigned surplus for NAIC SAP, while GAAP requires either consolidation or the equity interest in net income of subsidiaries to be credited to the income statement;

     (d) Investments in limited partnerships, limited liability companies and joint venture investments are accounted for on the GAAP equity method, while under GAAP, such investments are accounted for at cost or the equity method depending upon ownership percentage and control;

     (e) Acquisition costs, such as commissions and other costs related to acquiring new business, are expensed as incurred, while under GAAP, they are deferred and amortized to income as premiums are earned or in relation to estimated gross profits;

     (f) NAIC SAP requires an amount be recorded for deferred taxes, however, there are limitations as to the amount of deferred tax assets that may be reported as "admitted assets"; and a federal income tax provision is required on a current basis for the statutory statements of operations;

     (g) Statutory policy reserves are based on mortality and interest assumptions prescribed or permitted by state statutes, without consideration of withdrawals. Statutory policy reserves generally differ from policy reserves under GAAP, which are based on the Company's estimates of mortality, interest and withdrawals;

     (h) Asset valuation reserves ("AVR") and interest maintenance reserves ("IMR") are established only in the statutory financial statements;

     (i) Assets are reported under NAIC SAP at "admitted-asset" value and "non-admitted" assets are excluded through a charge against unassigned surplus, while under GAAP, "non-admitted assets" are reinstated to the balance sheet, net of any valuation allowance;

     (j) Premium receipts and benefits on universal life-type contracts are recorded as income and expense for statutory purposes. Under GAAP, revenues on universal life-type contracts are comprised of contract charges and fees which are recognized when assessed against the policyowner account balance. Additionally, premium receipts on universal life-type contracts are considered deposits and are recorded as interest-bearing liabilities while benefits are recognized as expenses in excess of the policyowner account balance;

     (k) Reinsurance recoverables on unpaid losses are reported as a reduction of policy reserves, while under GAAP, they are reported as an asset; and

     (l) Comprehensive income and its components are not presented in the statutory financial statements.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2004 AND 2003
(in thousands)

1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Use of Estimates
The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ significantly from those estimates. Material estimates susceptible to significant change include reserves and income taxes.

Cash Equivalents
The Company considers all highly liquid securities purchased with an original maturity of three months or less to be cash equivalents.

Investments
Investments are reported according to valuation procedures prescribed by the NAIC. Bonds not backed by other loans are generally stated at amortized cost using the interest method, except for those with an NAIC designation of 6, which are stated at the lower of amortized cost or fair value.

Mortgage and asset backed securities are stated at either amortized cost or the lower of amortized cost or fair value. Premiums and discounts on mortgage and asset backed bonds and structured securities are amortized using the retrospective method based on anticipated prepayments at the date of purchase. Prepayment assumptions are obtained from broker dealer survey values or internal estimates. Changes in estimated cash flows from the original purchase assumptions are accounted for using the retrospective method. Interest only securities and securities where the yield has become negative are valued using the prospective method.

Preferred stocks are stated at cost as the NAIC designation is RP3 and P3 or above.

Common stocks are carried at NAIC fair value, except for investments in stocks of uncombined subsidiaries and affiliates, which are carried on the equity basis. The change in the stated value is recorded as a change in net unrealized gains on investments, a component of unassigned surplus.

The Company carries AMAL Corporation, First Ameritas Life Insurance Corp. of New York, and Veritas Corp. at statutory equity. The Company carries Ameritas Investment Advisors, Inc. and Pathmark Administrators, Inc. at GAAP equity.

Mortgage loans are stated at aggregate carrying value less accrued interest. The Company records a reserve for losses on mortgage loans as part of the asset valuation reserve.

Investments in real estate are stated at the lower of depreciated cost or fair value less encumbrances. The intent to sell a property exists when management has committed to a plan to dispose of the property by sale to an outside party.

Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost, which approximates fair value.

Loans on insurance contracts are carried at the unpaid principal balances. If the unpaid balance of the loan exceeds the policy reserves, the excess is considered a non-admitted asset.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2004 AND 2003
(in thousands)

1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Investments, (continued)
Investments in real estate partnerships, limited liability companies and joint ventures are carried based on the underlying GAAP equity of the investee with unrealized gains and losses reflected in unassigned surplus. Other than temporary impairments of $2,131 and $4,948 were recorded as realized losses during 2004 and 2003, respectively.

Other investments consist primarily of bridge loans carried at unpaid balances in 2004 and 2003.

Derivative instruments are stated at fair value. The Company has issued covered call options outstanding with a fair value of $21 and $83 at December 31, 2004 and 2003, respectively. The purpose of these options is for income generation and not as a hedging activity.

Investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned at the ex-dividend date. Interest income on mortgage-backed and asset-backed securities is determined on the effective yield method based on estimated principal repayments. Accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis and recorded in operations.

Accrued interest more than 180 days past due deemed collectible on mortgage loans in default is non-admitted. All other investment income due and accrued with amounts over 90 days past due is non-admitted. The total amount of investment income due and accrued excluded from unassigned surplus at December 31, 2004 and 2003 was $8 and $4, respectively.

Property
Property and equipment are carried at cost less accumulated depreciation. The Company provides for depreciation of property and equipment using straight-line and accelerated methods over the estimated useful lives of the assets. Buildings are generally depreciated over forty years. Furniture and fixtures are generally depreciated over three to ten years. Depreciation expense was $3,208 and $2,656 for the years ended December 31, 2004 and 2003, respectively.

Maintenance and repairs are charged to expense as incurred.

EDP Equipment and Software
Electronic data processing ("EDP") equipment and operating and nonoperating software are carried at cost less accumulated depreciation. Depreciation expense is computed using the straight-line method over the lesser of the estimated useful life of the related asset or three years for EDP equipment and operating system software. Depreciation expense for nonoperating system software is computed using the straight-line method over the lesser of its estimated useful life or five years.

Costs incurred for the development of internal use software are capitalized and amortized using the straight-line method over the lesser of the useful lives of the assets or three years.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2004 AND 2003
(in thousands)


1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Non-Admitted Assets
Certain assets, primarily a portion of deferred tax assets, receivable related to prepaid pension assets, furniture and equipment, and nonoperating system software are designated as non-admitted under statutory reporting requirements. These assets are excluded from the statutory statements of admitted assets, liabilities and surplus by adjustments to unassigned surplus. Total non-admitted assets were $29,600 and $34,165 as of December 31, 2004 and 2003, respectively. The adjustment to unassigned surplus for non-admitted assets reflects non-investment type assets.

Premiums and Related Commissions
Life premiums are recognized as income over the premium paying period of the related policies. Annuity considerations are recognized as income when received. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Consideration received on deposit-type funds, which do not contain any life contingencies, is recorded directly to the related liability.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Policy Reserves and Deposit-type Funds
Life policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for traditional and flexible premium insurance are computed principally by using the Commissioners' Reserve Valuation Method ("CRVM") or the Net Level Premium Method with assumed interest rates and mortality as prescribed by regulatory authorities. Reserves for annuities and deposit administration contracts are calculated using the Commissioners' Annuity Reserve Valuation Method ("CARVM") with appropriate statutory interest and mortality assumptions. Policy reserves include the estimated future obligations for the fixed account options selected by variable life and annuity policyowners; obligations related to variable account options are in the separate accounts. Tabular interest, tabular less actual reserves released and tabular cost for all life contracts are determined based upon statutory regulations. Other policy reserves are established and maintained on the basis of published mortality tables using assumed interest rates and valuation methods as prescribed by the Insurance Department of the State of Nebraska.

Reserves for deposit-type funds are equal to deposits received and interest credited to the benefit of policyowners, less withdrawals that represent a return to the policyowner. For the determination of tabular interest to deposit-type funds, the valuation interest rate, which varies by issue year, is multiplied by the average funds in force during the year subject to such valuation interest rate.

Reserves for Unpaid Claims
The reserves for unpaid group dental and vision claims are estimated using historic claim lags, and then adjusted upward or downward based on the current level of pended/unprocessed claims relative to the historic level of pended/unprocessed claims during the time period used in generating the claim lag factors. The reserves for unpaid claims for group dental and vision insurance includes claims in course of settlement, incurred but not reported claims and unearned premiums. Claim adjustment expenses corresponding to the unpaid claims are accounted for by adding an additional load to the reserve for unpaid claims. To the extent the ultimate liability differs from the amounts recorded, such differences are reflected in operations when additional information becomes known.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2004 AND 2003
(in thousands)

1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Reserves for Unpaid Claims, (continued)
Reserves for unpaid life claims include claims reported and unpaid and claims not yet reported, which is estimated based upon historical experience. As such amounts are necessarily estimates, the ultimate liability will differ from the amount recorded and will be reflected in operations when additional information becomes known.

Dividends to Policyowners
A portion of the Company's business has been issued on a participating basis. The amount of insurance in force on individual life participating policies was $5,267,041 or 41.7% and $5,505,357 or 44.2% of the total individual life policies in force as of December 31, 2004 and 2003, respectively. The Company distributed dividends in the amount of $10,784 and $10,512 to policyowners and did not allocate any additional income to such policyowners for the years ended December 31, 2004 and 2003, respectively.

Asset Valuation and Interest Maintenance Reserves
The asset valuation reserve is a required appropriation of unassigned surplus to provide for possible losses that may occur on certain investments of the Company. The reserve is computed based on holdings of all investments and realized and unrealized gains and losses, other than those resulting from interest rate changes. Changes in the reserve are charged or credited to unassigned surplus.

The interest maintenance reserve (IMR) is calculated based on the prescribed methods developed by the NAIC. Realized gains and losses, net of tax, resulting from interest rate changes on fixed income investments are deferred and credited to this reserve. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment. Amortization included in net investment income was $(20) and $37 for 2004 and 2003, respectively.

Income Taxes
The Company files a life/non-life consolidated tax return with AAMHC and AAMHC includible affiliates and is party to a federal income tax allocation agreement. The Company's income tax allocation is based upon a written agreement which generally specifies separate income tax return calculations with current credit for net operating losses and/or credits which are used to reduce the portion of the consolidated income tax liability.

The Company is subject to tax-related audits in the normal course of operations. The Company records a contingency for these tax-related matters when it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Company reviews its loss contingencies on an ongoing basis to ensure that the Company has appropriate reserves recorded on the balance sheet. These reserves are based on judgment made by management with respect to the likely outcome of these matters. The Company's judgment could change based on new information, Internal Revenue Service examinations and changes in laws or regulations.

Federal income tax returns for all companies, with the exception of AMAL and its subsidiaries, have been examined by the Internal Revenue Service (IRS) through 1998. AMAL and its subsidiaries have been examined by the IRS through 1995.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2004 AND 2003
(in thousands)

1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Separate Accounts
The Company issues variable annuities, variable life contracts, and experience-rated group annuities, the assets and liabilities of which are legally segregated and recorded in the accompanying statutory statements of admitted assets, liabilities and surplus as assets and liabilities of the separate accounts. Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, the net investment experience of the separate account is credited directly to the policyowner and can be positive or negative. Mortality, policy administration and surrender charges to all separate accounts are included in miscellaneous income in the statutory statements of operations.

The assets of separate accounts relating to variable annuity and variable life contracts are carried at fair value and consist primarily of mutual funds held for the benefit of policyowners. Deposits received from and benefits paid to separate account policyowners which were invested in the fixed account are recorded as an increase in, or a direct charge to, policy reserves. Investment income and realized and unrealized capital gains and losses related to the assets which support the variable annuity and variable life contracts are not reflected in the Company's statutory statements of operations.

Certain other separate accounts relate to experience-rated group annuity contracts that fund defined contribution pension plans. These contracts provide guaranteed interest returns for one-year only, where the guaranteed interest rate is re-established each year based on the investment experience of the separate account. In no event can the interest rate be less than zero. There are guarantees of principal and interest for the purposes of plan participant transactions (e.g., participant-directed withdrawals and fund transfers done at account value). The assets and liabilities of these separate accounts are carried at account value.

Fair Values of Financial Instruments
The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

         Bonds and Preferred Stocks - The fair values for bonds and preferred stocks are based on quoted market prices, where available. For bonds and preferred stocks not actively traded, fair values are estimated using values obtained from independent pricing services and based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair values of mortgage and asset backed securities are estimated using values obtained from independent pricing services and based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.

         Common Stocks - For publicly traded securities, fair value is determined using prices published by the NAIC Securities Valuation Office. Stocks in affiliates are carried on the equity method and, therefore, are not included as part of the fair value disclosure.

         Mortgage Loans - The fair values for mortgage loans are estimated using discounted cash flow calculations which are based on interest rates currently being offered for similar loans to borrowers with similar credit ratings, credit quality, and maturity of the investments. Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2004 AND 2003
(in thousands)

1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Fair Values of Financial Instruments, (continued)
         Cash and Cash Equivalents, Short-term Investments, Other Investments, and Accrued Investment Income - The carrying amounts for these instruments approximate their fair values due to the short maturity of these investments, except when an instrument becomes other than temporarily impaired and a new cost basis has been recognized. The fair value for these instruments becomes their new cost basis.

         Loans on Insurance Contracts - The fair values for loans on insurance contracts are estimated using discounted cash flow analysis at interest rates currently offered for similar loans. Loans on insurance contracts with similar characteristics are aggregated for purposes of the calculations.

         Deposit-Type Funds - Deposit-type funds with a fixed maturity are valued at discounted present value using market interest rates. Deposit-type funds which do not have fixed maturities are carried at the amount payable on demand at the reporting date.

         Separate Account Assets and Liabilities - The fair values of separate account assets are based upon quoted market prices. Separate account liabilities are carried at the fair value of the underlying assets.

Vulnerability due to Certain Concentrations
The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, market risk, credit risk and legal and regulatory changes. Federal legislation has allowed banks and other financial organizations to have greater participation in securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer's estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

Reclassifications
Certain items on the prior year financial statements have been reclassified to conform to current year presentation.

Accounting Pronouncement
INVESTMENT IN SUBSIDIARY, CONTROLLED, AND AFFILIATED ENTITIES, STATEMENT OF STATUTORY ACCOUNTING PRINCIPLE NO. 88 Effective January 1, 2005, the Company adopted SSAP No. 88, "Investments in Subsidiary, Controlled, and Affiliated Entities, A Replacement of SSAP No. 46". This statement establishes the valuation method for recording investments in subsidiaries, controlled and affiliated entities. The adoption of SSAP 88 does not have a material impact on the financial statements.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2004 AND 2003
(in thousands)

2.  Investments

Bonds
The table below provides additional information relating to bonds held at December 31, 2004:

                                                                            Gross           Gross
                                                      Book/ Adjusted     Unrealized      Unrealized
                                                      Carrying Value        Gains          Losses        Fair Value
--------------------------------------------------------------------------------------------------------------------
Bonds:
U.S. Governments                                  $     186,756       $   9,111       $     513      $     195,354
All Other Governments                                     3,737             268               -              4,005
Special Revenue & Special Assessment
  Obligations and all Non-Guaranteed
  Obligations of Agencies and Authorities
  of Governments and Their Political
  Subdivisions                                          175,685           3,348             348            178,685
Public Utilities (Unaffiliated)                          79,186           5,187              43             84,330
Industrial & Miscellaneous (Unaffiliated)               748,745          47,626           2,451            793,920
--------------------------------------------------------------------------------------------------------------------
Total Bonds                                       $   1,194,109       $  65,540       $   3,355      $   1,256,294
====================================================================================================================

The table below provides additional information relating to bonds held at December 31, 2003:

                                                                           Gross           Gross
                                                     Book/Adjusted      Unrealized      Unrealized
                                                    Carrying Value        Gaines          Losses          Fair Value
--------------------------------------------------------------------------------------------------------------------
Bonds:
U.S. Governments                                  $     155,265       $   9,984       $     427      $     164,822
All Other Governments                                     4,352             452               -              4,804
States, Territories and Possessions
  (Direct and Guaranteed)                                 4,499             137               -              4,636
Special Revenue & Special Assessment
  Obligations and all Non-Guaranteed
  Obligations of Agencies and Authorities
  of Governments and Their Political

  Subdivisions                                          152,443           4,352             592            156,203
Public Utilities (Unaffiliated)                          82,914           6,142              50             89,006
Industrial & Miscellaneous (Unaffiliated)               718,516          54,182           4,191            768,507
--------------------------------------------------------------------------------------------------------------------
Total Bonds                                       $   1,117,989       $  75,249       $   5,260      $   1,187,978
====================================================================================================================

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2004 AND 2003
(in thousands)

2.  Investments, (continued)

Bonds, (continued)
An aging of unrealized losses on the Company's investments in bonds and common stocks - unaffiliated as of December 31, 2004 is as follows:

                                         Less than 12 months        12 months or more               Total
                                       ------------------------- ------------------------- -------------------------
                                        Fair Value  Unrealized    Fair Value  Unrealized    Fair Value  Unrealized
                                                      Losses                    Losses                    Losses
--------------------------------------------------------------------------------------------------------------------
Bonds:
U.S. Government                          $   38,678    $    445      $  1,763    $     68     $  40,441    $    513
Special Revenue & Special Assessment
  Obligations and all Non-Guaranteed
  Obligations of Agencies and
  Authorities                                38,681         255         4,907          93        43,588         348
Public Utilities (Unaffiliated)               6,957          43             -           -         6,957          43
Industrial & Miscellaneous
  (Unaffiliated)                             76,237       1,043        34,921       1,408       111,158       2,451
--------------------------------------------------------------------------------------------------------------------
Total Bonds                                 160,553       1,786        41,591       1,569       202,144       3,355
--------------------------------------------------------------------------------------------------------------------
Common stocks (Unaffiliated)                  3,732         399           563          52         4,295         451
--------------------------------------------------------------------------------------------------------------------
Total                                   $   164,285    $  2,185     $  42,154    $  1,621     $ 206,439    $  3,806
--------------------------------------------------------------------------------------------------------------------

The Company regularly reviews its investment portfolio for factors that may indicate that a decline in fair value of an investment is other than temporary. Based on an evaluation of the prospects of the issuers, including, but not limited to, the company's intentions to sell or ability to hold the investments; the length of time and magnitude of the unrealized loss; and the credit ratings of the issuers of the investments in the above bonds, the Company has concluded that the declines in the fair values of the Company's investments in bonds at December 31, 2004 are temporary.

For substantially all common stocks - unaffiliated securities with an unrealized loss greater than 12 months, such unrealized loss was less than 20% of the Company's carrying value of each common stock security. The Company considers various factors when considering if a decline in the fair value of an common stock security is other than temporary, including but not limited to, the length of time and magnitude of the unrealized loss; the volatility of the investment; analyst recommendations and price targets; opinions of the Company's investment managers; market liquidity; and the Company's intentions to sell or ability to hold the investments. Based on an evaluation of these factors, the Company has concluded that the declines in the fair values of the Company's investments in common stocks - unaffiliated at December 31, 2004 are temporary.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2004 AND 2003
(in thousands)

2.  Investments, (continued)

The carrying value and fair value of bonds at December 31, 2004 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                         Book/Adjusted
                                                        Carrying Value        Fair Value
----------------------------------------------------------------------------------------------
Due in one year or less                                $        49,800    $        50,718
Due after one year through five years                          279,125            296,351
Due after five years through ten years                         464,908            491,194
Due after ten years                                            400,276            418,031
----------------------------------------------------------------------------------------------
Total Bonds                                            $     1,194,109    $     1,256,294
==============================================================================================

Bonds not due at a single maturity date have been included in the table above in the year of final maturity.

Sales of bond investments in 2004 and 2003 resulted in proceeds of $20,726 and $14,432, respectively, on which the Company realized gross gains of $1,850 and $318, respectively, and gross losses of $799 and $2,019, respectively.

The Company's bond and short-term investment portfolios are predominantly comprised of investment grade securities. At December 31, 2004 and 2003, bonds totaling $58,569 and $86,358, respectively, (4.7% and 7.5%, respectively, of the total bond and short-term portfolios) are considered "below investment grade". Securities are classified as "below investment grade" by utilizing rating criteria established by the NAIC. During 2004 and 2003, the Company recorded realized losses for other than temporary impairments on bonds of $1,685 and $3,376, respectively.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2004 AND 2003
(in thousands)


2.  Investments, (continued)

Mortgage Loans
The Company invests in mortgage loans collateralized principally by commercial real estate. The maximum and minimum lending rates for mortgage loans during 2004 are 6.50% and 5.25%, respectively. The maximum percentage of any one loan to the value of security at the time the loan was originated, exclusive of insured, guaranteed or purchase money mortgages, was 75% with the exception of two loans for which the portion exceeding 75% is admitted under investment "basket" provisions. The Company has not included taxes, assessments or other amounts advanced in mortgage loans at December 31, 2004 and 2003.

The Company's mortgage loans finance various types of commercial and multi-family residential properties throughout the United States. The geographic distributions of the mortgage loans at December 31, 2004 and 2003 are as follows:

                                                 2004             2003
--------------------------------------------------------------------------
California                                $     36,244      $    30,022
Texas                                           33,812           38,667
Washington                                      22,756           23,168
Arizona                                         21,572           21,568
Oregon                                          20,415           17,993
Minnesota                                       20,014           19,267
Nebraska                                        18,373           19,569
All other states                               146,983          137,475
--------------------------------------------------------------------------
                                          $    320,169      $   307,729
==========================================================================

At December 31, 2004 and 2003, the Company does not have any impaired mortgage loans or interest income on impaired mortgage loans. Interest income on impaired mortgage loans is generally recognized on a cash basis.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2004 AND 2003
(in thousands)


2.  Investments, (continued)

Fair Value of Financial Instruments
The carrying value and fair value of financial instruments at December 31 are as follows:

                                                                 2004                             2003
                                                 -------------------------------------------------------------------
                                                     Book/Adjusted                    Book/Adjusted
                                                    Carrying Value    Fair Value     Carrying Value    Fair Value
--------------------------------------------------------------------------------------------------------------------
Financial Assets:
    Bonds - unaffiliated                          $    1,194,109  $    1,256,294   $    1,117,989  $    1,187,978
    Preferred stocks - unaffiliated                        5,855           5,859            2,216           2,482
    Common stocks - unaffiliated                         119,504         119,504          112,539         112,539
    Mortgage loans                                       320,169         338,523          307,729         329,043
    Cash and cash equivalents                             10,827          10,827           38,323          38,323
    Short-term investments - unaffiliated                 25,486          25,486           20,285          22,779
    Short-term investments - affiliated                   10,768          10,768            5,294           5,294
    Loans on insurance contracts                          57,874          54,935           60,111          56,503
    Other investments                                      1,692           1,692            3,988           3,988
    Accrued investment income                             19,218          19,218           19,805          19,805
    Assets related to separate accounts                  749,317         749,317          622,483         622,483
Financial Liabilities:
    Deposit-type funds                            $      465,661  $      474,019   $      443,607  $      455,667
    Liabilities related to separate accounts             749,317         749,317          622,483         622,483
--------------------------------------------------------------------------------------------------------------------

3.  Income Taxes

The following are federal income taxes paid in the current and prior years that will be available for recoupment in the event of future losses:

          2004                     $    23,912
          2003                          20,328
          2002                          14,604

Federal income taxes incurred at December 31 consist of the following major components:

                                                          2004          2003
--------------------------------------------------------------------------------
Current federal income taxes
Operations                                         $     15,611  $     15,967
Capital gains                                             1,968         2,251
--------------------------------------------------------------------------------
                                                         17,579        18,218
Change in net deferred income taxes                       1,841        (1,973)
--------------------------------------------------------------------------------
    Total federal income taxes incurred            $     19,420  $     16,245
================================================================================

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2004 AND 2003
(in thousands)

3.  Income Taxes, (continued)

The difference between the U.S. federal income tax rate and the federal income taxes incurred at December 31 is summarized as follows:

                                                                                        2004          2003
--------------------------------------------------------------------------------------------------------------
Income before federal income taxes and realized capital losses                   $     65,714  $     64,864
Net realized capital gains(losses) before federal income taxes and
  transfers to IMR                                                                      8,829       (10,436)
--------------------------------------------------------------------------------------------------------------
Total pretax income                                                                    74,543        54,428
Change in non-admitted assets                                                             943        (2,154)
Tax exempt income                                                                      (3,761)       (6,117)
Nondeductible expenses                                                                    745           666
Other                                                                                    (481)          231
--------------------------------------------------------------------------------------------------------------
                                                                                       71,989        47,054
Statutory tax rate                                                                       0.35          0.35
--------------------------------------------------------------------------------------------------------------
                                                                                       25,196        16,469
Release of federal income tax reserve                                                  (5,507)            -
Tax credits                                                                              (269)         (224)
--------------------------------------------------------------------------------------------------------------
      Total federal income taxes incurred                                        $     19,420  $     16,245
==============================================================================================================

The items that give rise to deferred tax assets and liabilities at December 31 relate to the following:

                                                                                         2004         2003
--------------------------------------------------------------------------------------------------------------
Deferred tax assets:
Unrealized investment losses                                                     $      2,295  $      4,061
Deferred policy acquisition costs                                                       6,745         5,693
Future policy and contract benefits                                                     5,287         5,466
Policyowner dividends                                                                   3,687         3,657
Pension and postretirement benefits                                                     8,203         7,382
Non-admitted assets                                                                    10,055        10,385
Other                                                                                   2,207         2,333
--------------------------------------------------------------------------------------------------------------
Gross deferred tax assets                                                              38,479        38,977
--------------------------------------------------------------------------------------------------------------
Deferred tax liabilities:
Unrealized investment gains                                                            24,326        17,140
Other                                                                                   8,137         7,216
--------------------------------------------------------------------------------------------------------------
Gross deferred tax liabilities                                                         32,463        24,356
--------------------------------------------------------------------------------------------------------------
Net deferred tax asset                                                                  6,016        14,621
Less:  non-admitted deferred tax assets                                                     -         4,493
--------------------------------------------------------------------------------------------------------------
Net admitted deferred tax asset                                                  $      6,016  $     10,128
==============================================================================================================

Decrease in deferred tax assets non-admitted                                     $     (4,493) $    (14,157)
==============================================================================================================

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2004 AND 2003
(in thousands)


3.  Income Taxes, (continued)

The change in net deferred income taxes is comprised of the following:

                                                           December 31
                                                       2004             2003             Change
-----------------------------------------------------------------------------------------------------
Gross deferred tax assets                           $    38,479       $    38,977       $     (498)
Gross deferred tax liabilities                           32,463            24,356            8,107
-----------------------------------------------------------------------------------------------------
Net deferred tax asset                              $     6,016       $    14,621           (8,605)
===================================================================================
Tax effect of unrealized gains                                                               6,764
                                                                                  -------------------
Change in net deferred income tax                                                       $   (1,841)
                                                                                  ===================

                                                           December 31
                                                      2003             2002             Change
-----------------------------------------------------------------------------------------------------
Gross deferred tax assets                           $    38,977      $     40,238       $   (1,261)
Gross deferred tax liabilities                           24,356            11,084           13,272
-----------------------------------------------------------------------------------------------------
Net deferred tax asset                              $    14,621      $     29,154          (14,533)
===================================================================================
Tax effect of unrealized gains                                                              16,506
                                                                                  -------------------
Change in net deferred income tax                                                       $    1,973
                                                                                  ===================

The Company files income tax returns with the Internal Revenue Service and various state tax jurisdictions. From time to time, the Company is subject to routine audits by those agencies and those audits may result in proposed adjustments. The Company has considered the alternative interpretations that may be assumed by the various taxing agencies and believes its positions taken regarding its filings are valid. Based upon review of the Company's tax contingencies, the reserve held for tax related contingencies was reduced by $5,507 in 2004.

4.  Information Concerning Parent, Subsidiaries and Affiliates

On December 20, 1999, the Company purchased $25,000 of redeemable preferred stock from Acacia Life Insurance Company. The stock, which pays dividends in an amount per annum equal to 8% and is non-voting, provides for redemption beginning in 2005 with final redemption on or by January 1, 2015.

On January 30, 2003, the Company purchased 520,562 shares of common stock from Acacia Federal Savings Bank valued on that date for $10,000.

As of the close of business on June 30, 2003 the reinsurance agreement with Pathmark Assurance Company and the Company was terminated. As a result of this termination, reserves were transferred from Pathmark to the Company.

The Company received $2,452 in bonds and related accrued interest as of November 30, 2003 in payment of a $2,500 dividend declared by Pathmark Administrators, Inc. The remaining $48 was paid in cash. The bonds were transferred at fair value with the Company recording a deferred gain of $120 to be amortized over the life of the bonds.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2004 AND 2003
(in thousands)


4.  Information Concerning Parent, Subsidiaries and Affiliates, (continued)

AVLIC, an affiliate, has a variable insurance trust (VIT). The Company offers, in conjunction with FALIC and AVLIC, the VIT as an investment option to policyowners through their separate accounts. The Company had separate account investments of $2,701 and $4,282 in the VIT as of December 31, 2004 and 2003, respectively. Affiliates of the Company provide investment advisory and administrative services to the VIT on a fee basis.

The Company offers mutual funds of Calvert Variable Series, Inc. (CVS), an affiliate, to policyowners through the separate accounts. Separate account investments in mutual funds offered through CVS were $79,007 and $71,593 as of December 31, 2004 and 2003, respectively.

The Company had short-term investments of $5,527 and $53 in mutual funds of an affiliate at December 31, 2004 and 2003, respectively.

During 2000, AMAL Corporation entered into an unsecured loan agreement to borrow up to $20,000 from its parents. The note was amended in 2002 to borrow up to $15,000 and came due August 15, 2003. At that time, the maturity date of the promissory note was amended to be August 13, 2004. During 2004, the promissory note was renewed until August 11, 2005. The note carries an interest rate of LIBOR plus 0.625% (2.90625% at December 31, 2004 and 1.8125% at December 31,
2003). Included in short-term investments-affiliated is $5,241 that represent the amount due to the Company from AMAL Corporation at both December 31, 2004 and 2003.

On December 29, 2000, the Company purchased $15,000 of unaffiliated bonds with a maturity date of October 31, 2001, from an affiliate, which are included in short-term investments - unaffiliated. The bonds were purchased at par and had a fair value of $14,400 as of December 31, 2003. Another affiliate guaranteed the Company up to 4% of par plus the accrued interest should the Company receive less than par upon maturity. During 2001, the issuing company declared bankruptcy and the bonds were unpaid at maturity. The Company considered the bonds to be impaired and recorded a write-down of $2,400 in 2001. In addition, in 2001 the Company received a promissory note from the affiliate, which guaranteed the 4% of par for $600. This note at 3% interest matured and settled on October 31, 2002. The book adjusted carrying value of the bonds as of December 31, 2003 was $12,600. On April 12, 2004, the Company settled these bonds and was paid in full after the issuing company emerged from bankruptcy.

The Company reported the following amounts due from (to) the below listed affiliates. The terms of the intercompany agreements require that these amounts be settled within 30 days.

                                                        Receivable (Payable)
--------------------------------------------------------------------------------
Ameritas Holding Company                                $          (753)
AMAL Corporation                                                     15
Ameritas Variable Life Insurance Company                          3,298
First Ameritas Life Insurance Corp. of New York                     343
Pathmark Administrators Inc.                                        188
Ameritas Investment Corp.                                         1,721
Ameritas Investment Advisors, Inc.                                   90
Veritas Corp.                                                         6
Acacia Life Insurance Company                                     3,102
Acacia Federal Savings Bank                                          (5)
Calvert Group, LTD                                                   13
The Advisors Group                                                   (4)
--------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2004 AND 2003
(in thousands)

4.  Information Concerning Parent, Subsidiaries and Affiliates, (continued)

The Company has entered into a guarantee agreement with Ameritas Variable Life Insurance Company, whereby the Company guarantees the full, complete and absolute performance of all duties and obligations of this company.

The Company provides technical, financial, legal and marketing support to its affiliates under various administrative service and cost-sharing agreements. Included in miscellaneous income is $13,556 and $11,951 received under administrative service agreements for the years ended December 31, 2004 and 2003, respectively. Reimbursements of $6,700 and $5,950 for the years ended December 31, 2004 and 2003 related to cost-sharing agreements with affiliates have been recorded as a reduction in general insurance expenses. In addition, the Company receives investment advisory services from an affiliate. Costs related to this agreement, included as an investment expense and reducing net investment income, totaled $1,510 and $1,373 for the years ended December 31, 2004 and 2003, respectively.

The Company and its affiliates provide technical, financial, legal, marketing and investment advisory support to Acacia Life and its subsidiaries under administrative service agreements. The income from these services for the years ended December 31, 2004 and 2003 was $6,223 and $8,043, respectively.

5.  Benefit Plans

Defined Benefit Plan

The Company participates in a non-contributory defined benefit plan (the Plan or the Pension Plan) sponsored by AHC. The Plan was formerly sponsored by the Company as a non-contributory defined benefit pension plan (Ameritas Plan) covering substantially all employees of the Company and AMAL. During 2000, the Ameritas Plan was merged with the Acacia Retirement Plan (Acacia Plan), sponsored by Acacia.

Upon the merger of the Ameritas and Acacia Plans, accumulated benefits of the Plan were frozen, and AHC became the Plan sponsor. Accordingly, the Company's prepaid benefit cost was transferred to AHC, and the Company holds a pre-funded pension expense receivable, due from AHC. During 2004 and 2003, the Company paid $3,000 and $4,240, respectively to AHC which in turn contributed the money to the Plan. The balance of the prefunded pension expense receivable was $9,012 and $9,331 at December 31, 2004 and 2003, respectively, and is a non-admitted asset.

While their pension plans were merged, the separate benefit formulas of the Ameritas Plan and Acacia Plan still exist within the Plan and are used to determine the amount of Plan expense to allocate from AHC to the participating companies. The Company incurred pension expense of $3,320 and $3,597 in 2004 and 2003, respectively, for its participation in the Plan.

The Plan's assets include investments in a deposit administration contract with the Company and investments in two pension separate accounts of the Company, Ameritas Retirement Equity Account and Ameritas Separate Account D. The carrying value of the assets of the Plan invested in the Company and its separate accounts were approximately $103,000 and $97,000 at December 31, 2004 and 2003, respectively. A portion of the separate accounts' assets are invested in mutual funds which are advised by an affiliate of Acacia.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2004 AND 2003
(in thousands)

5.  Benefit Plans, (continued)

Defined Contribution Plans

The Company's employees and agents participate in defined contribution plans sponsored by AHC that cover substantially all full-time employees and agents. Company matching contributions under the defined contribution plan range from 0.5% to 3.0% of the participant's compensation in 2004 and 2003. In addition, for employees who are not Pension Plan participants, the Company makes a contribution of 6.0% of the participant's compensation. Contributions by the Company to the employee and agents defined contribution plans were $2,736 and $2,528 in 2004 and 2003, respectively. A portion of the assets are invested in funds which are advised by an affiliate of Acacia.

The defined contribution plans' assets also include investments in a deposit administration contract with the Company and investments in two pension separate accounts of the Company, the Ameritas Retirement Equity Account and Ameritas Separate Account D. The carrying value of the assets of the Plan invested in the Company and its separate accounts were approximately $171,000 and $153,000 at December 31, 2004 and 2003, respectively. A portion of the separate accounts' assets are invested in mutual funds which are advised by an affiliate of Acacia.

Post-Retirement Benefit Plans

The Company provides certain health care benefits to retired employees. For associates eligible to retire at January 1, 2000, these benefits are a specified percentage of premium until age 65 and a flat dollar amount thereafter. For associates eligible for retirement after January 1, 2000, benefits will be provided until the associate becomes eligible for Medicare. Employees become eligible for these benefits upon the attainment of age 55, 15 years of service and participation in the Company's medical plan for the immediately preceding five years.

In December 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the Act) became law. The Act introduces a prescription drug benefit under Medicare (Medicare Part D) as well as a federal subsidy to sponsors of retiree health care benefit plans that provide a benefit that is at least actuarially equivalent to Medicare Part D. The post-retirement benefit obligation and net periodic post-retirement benefit cost in the financial statements and accompanying notes do not reflect the effects of the Act on the Plan. Specific authoritative guidance on the accounting for the federal subsidy was pending and that guidance, when issued, could require the Company to change previously reported information.

In May 2004, additional guidance became available to specific companies who elected deferral and were able to determine if their plans are actuarially equivalent to recognize the impact of the Act no later than the first annual reporting period beginning after June 15, 2004. The measures of benefit obligations and net periodic postretirement benefit cost do not reflect effects of the Act. The Company does not expect the adoption of this guidance to have a material impact on the results of operations or statutory statement of admitted assets, liabilities and surplus of the Company.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2004 AND 2003
(in thousands)

5.  Benefit Plans, (continued)

Post-Retirement Benefit Plans, (continued)
The following tables provide a reconciliation of the changes in the post-retirement benefit obligations and fair value of assets for the years ended December 31, 2004 and 2003, and a statement of the funded status as of December 31 of both years:

                                                                                      2004              2003
--------------------------------------------------------------------------------------------------------------------
Reconciliation in benefit obligation
    Benefit obligation at beginning of year                                      $         2,714  $         2,750
    Service cost                                                                              45              105
    Interest cost                                                                            399              173
    Actuarial loss                                                                         4,006              128
    Benefits paid                                                                           (471)            (442)
--------------------------------------------------------------------------------------------------------------------
    Benefit obligation at end of year                                            $         6,693  $         2,714
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Reconciliation of fair value of plan assets
    Fair value of plan assets at beginning of year                               $         2,246  $         1,996
    Actual return on plan assets                                                             122              113
    Employer contributions                                                                   489              395
    Benefits paid                                                                           (300)            (258)
--------------------------------------------------------------------------------------------------------------------
    Fair value of plan assets at end of year                                     $         2,557  $         2,246
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Funded status

    Funded status at end of year                                                 $        (4,136) $          (468)
    Unrecognized net actuarial (gain)loss                                                  3,444             (315)
    Unrecognized prior service cost                                                           (1)              (1)
--------------------------------------------------------------------------------------------------------------------
    Accrued benefit cost                                                         $          (693) $          (784)
--------------------------------------------------------------------------------------------------------------------

Periodic post-retirement medical expense included the following components:

                                                                                      Years Ended December 31
--------------------------------------------------------------------------------------------------------------------
                                                                                         2004              2003
--------------------------------------------------------------------------------------------------------------------
Service cost                                                                     $            45  $           105
Interest cost                                                                                399              173
Expected return on plan assets                                                              (150)            (132)
Amortization of net (gain)loss                                                               276              (31)
--------------------------------------------------------------------------------------------------------------------
Net periodic benefit cost                                                        $           570  $           115
--------------------------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2004 AND 2003
(in thousands)

5.  Benefit Plans, (continued)

Post-Retirement Benefit Plans, (continued)

The assumptions used in the measurement of the post-retirement benefit obligations are:

                                                                                       2004              2003
--------------------------------------------------------------------------------------------------------------------
Weighted-average assumptions as of December 31
Discount rate                                                                          6.00%            6.25%
Expected long term rate of return on plan assets                                       6.00%            7.50%
--------------------------------------------------------------------------------------------------------------------

The assumed health care trend line rate used in measuring the accumulated post-retirement benefit obligation was 8% and 9% in 2004 and 2003, respectively. Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A 1% change in health care trend rates would have the following effects:

--------------------------------------------------------------------------------------------------------------------
                                                                                   1% increase      1% decrease

--------------------------------------------------------------------------------------------------------------------
Effect on total of service and interest cost components of net                     $     43,106     $    (38,738)
periodic post-retirement health care benefit cost

Effect on the health care component of the accumulated
post-retirement benefit obligation                                                 $    614,365     $   (557,400)
--------------------------------------------------------------------------------------------------------------------

Other Plans

Separate supplemental retirement agreements totaling approximately $10,000 and $9,000 included in other liabilities at December 31, 2004 and 2003, respectively, cover certain active and retired employees. These plans are unfunded.

6. Dividend Restrictions and Surplus

The Company is subject to regulation by the Insurance Department of the State of Nebraska, which restricts the advancement of funds to parent and affiliated companies as well as the amount of dividends that may be paid without prior approval. No dividends to parent or affiliated companies were paid in the current or prior year.

Unassigned surplus represents the undistributed and unappropriated amount of surplus at the statement date. The cumulative effect related to the portion of unassigned surplus represented or reduced by each of the following items as of December 31:

                                                                                      2004              2003
 -------------------------------------------------------------------------------------------------------------------
 Unrealized gains on investments                                                 $        69,946  $        49,349
 Nonadmitted asset values                                                                (28,644)         (33,324)
 Asset valuation reserves                                                                (51,428)         (43,479)
 -------------------------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2004 AND 2003
(in thousands)

7.  Commitments and Contingencies

As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health insurance guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. The Company estimated its cost related to past insolvencies and has provided a reserve included in other liabilities of $890 and $712 as of December 31, 2004 and 2003, respectively, and estimated recoveries from premium taxes included in data processing and other admitted assets of $648 and $490 as of December 31, 2004 and 2003, respectively.

From time to time the Company is involved in pending and threatened litigation in the normal course of business in which claims for monetary damages are asserted. In the opinion of management, the ultimate liability, if any, arising from such pending or threatened litigation is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

Securities commitments of $40,865 and $28,846 and mortgage loan and real estate commitments of $17,165 and $9,275 were outstanding for investments to be purchased in subsequent years as of December 31, 2004 and 2003, respectively. These commitments have been made in the normal course of business and are not reflected in the accompanying financial statements. The Company's exposure to credit loss is represented by the contractual notional amount of these commitments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.

Companies operating in the insurance and financial services markets have come under the scrutiny of regulators with respect to market conduct and compliance issues. Under certain circumstances, companies have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyowner. The Company monitors its sales materials and enforces compliance procedures to mitigate any exposure to potential litigation. The Company and its life insurance subsidiaries are members of the Insurance Marketplace Standards Association, an organization which advocates ethical market conduct.

The Company has a $15,000 unsecured line of credit available at December 31, 2004. No balance was outstanding at any time during 2004 or 2003.

8.  Gain or Loss to the Reporting Entity from Uninsured Accident and Health
Plans

ASO Plans

The gain from operations from administrative services only (ASO) uninsured plans is as follows for the year ended December 31:
                                                                                      2004              2003
--------------------------------------------------------------------------------------------------------------------
Net reimbursement for administrative expenses (including                         $         4,055  $         5,164
  administrative fees) in excess of actual expenses
Total net other income (expense) (including interest paid to
  or received from ASO uninsured plans)                                                        -                -
--------------------------------------------------------------------------------------------------------------------
Net gain from operations                                                         $         4,055  $         5,164
--------------------------------------------------------------------------------------------------------------------
Total claim payment volume                                                       $        50,237  $        40,216
--------------------------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2004 AND 2003
(in thousands)

8. Gain or Loss to the Reporting Entity from Uninsured Accident and Health Plans, (continued)

ASC Plans

The gain from operations from administrative services contract (ASC) uninsured plans is as follows for the year ended December 31:
                                                                                        2004         2003
------------------------------------------------------------------------------------------------------------
Gross reimbursement for medical cost incurred                                    $       334  $       251
Other income or expenses (including interest paid to or
  received from plans)                                                                    21           16
Gross expenses incurred (claims and administrative)                                      351          264
------------------------------------------------------------------------------------------------------------
Net gain from operations                                                         $         4  $         3
============================================================================================================

9.  Direct Premiums Written

The Company has one third party administrator, HealthPlan Services, Inc., for which direct premiums written exceed 5% of total surplus. This administrator writes group accident and health business, does not have an exclusive contract, and has been granted the authority for underwriting, premium collection, and binding authority. The total amount of direct premiums written is $37,883 and $38,826 for the years ended December 31, 2004 and 2003, respectively. The Company has no other third party administrators or any managing general agents during these periods.

10.  Other Items

Troubled Debt Restructuring
The Company has several long-term bond holdings with restructured terms. The carrying value as of December 31, 2004 and 2003, has been written down to $225 and $342, respectively, whereby the Company included $0 and $79, respectively, in realized capital losses. The Company incurred no amount of commitments to lend additional funds to debtors owing receivables whose terms have been modified in troubled debt restructuring. The Company's income recognition policy for interest income on an impaired loan is the cash basis/cost recovery method.

Securities on Deposit
Securities with a book/adjusted carrying value of $6,602 and $6,593 at December 31, 2004 and 2003, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

Uncollectibility of Assets
The Company had admitted assets of $1,121 and $858 at December 31, 2004 and 2003, respectively, in accounts receivable for uninsured plans and included with data processing and other admitted assets on the statutory statements of admitted assets, liabilities and surplus. The Company routinely assesses the collectibility of these receivables. Based upon Company experience, less than 1% of the balance may become uncollectible and the potential loss is not material to the Company's financial condition.

Participating Contracts
Effective October 1, 1998 (the Effective Date) the Company formed a closed block (the Closed Block) of policies, under an arrangement approved by the Insurance Department of the State of Nebraska, to provide for dividends on policies that were in force on the Effective Date and which were within the classes of individual policies for which the Company had a dividend scale in effect on the Effective Date.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2004 AND 2003
(in thousands)

10.  Other Items, (continued)

Participating Contracts, (continued)
The Closed Block was designed to give reasonable assurance to owners of affected policies that the assets will be available to support such policies including maintaining dividend scales in effect at the Effective Date, if the experience underlying such scales continues. The assets, including revenue thereon, will accrue solely to the benefit of the owners of policies included in the block until the block is no longer in effect.

11.  Reinsurance

Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Management believes the recoverables are appropriately established. The Company conducts reinsurance business with FALIC, AVLIC, Pathmark (prior to July 1, 2003) and other non-affiliated companies.

Following is a summary of the transactions through reinsurance operations:

                                                                           Years Ended December 31
                                                                         --------------------------
                                                                             2004         2003
---------------------------------------------------------------------------------------------------
Premiums:
  Assumed (related party $7,221 and $7,408 in 2004 and 2003)          $     82,942  $     86,303
  Ceded (related party $0 and $10,407 in 2004 and 2003)                     17,582        27,587
Claims:
  Assumed (related party $2,315 and $1,472 in 2004 and 2003)                53,902        55,910
  Ceded (related party $0 and $10,073 in 2004 and 2003)                     13,742        19,330
Reserves:
  Assumed (related party $2,168 and $2,194 in 2004 and 2003)                 3,425         3,313
  Ceded (no amounts for related party in 2004 and 2003)                     40,422        34,435
---------------------------------------------------------------------------------------------------

The Company is not relieved of its primary liability in the event that a reinsurer is unable to meet the obligations ceded under a reinsurance agreement.

12.  Changes in Unpaid Claims and Claim Adjustment Expenses

The change in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:

                                                       2004              2003
--------------------------------------------------------------------------------
Balance at January 1                         $        35,039  $        31,469
Less reinsurance recoveries                          (11,246)          (9,287)
--------------------------------------------------------------------------------
Net balance at January 1                              23,793           22,182
--------------------------------------------------------------------------------

Incurred related to:
    Current year                                     241,377          243,420
    Prior year                                        (5,115)          (5,129)
--------------------------------------------------------------------------------
        Total incurred                               236,262          238,291
--------------------------------------------------------------------------------

Paid related to:
    Current year                                     222,997          219,626
    Prior year                                        18,678           17,054
--------------------------------------------------------------------------------
        Total paid                                   241,675          236,680
--------------------------------------------------------------------------------

Net balance at December 31                            18,380           23,793
Plus reinsurance recoveries                            9,835           11,246
Life and Annuity reserves                              2,430            2,573
--------------------------------------------------------------------------------
Total reserve for unpaid claims              $        30,645  $        37,612
================================================================================

As a result of favorable settlement of prior years' estimated claims, the provision for claims and claim adjustment expenses decreased by $5,115 and $5,129 for the years ended December 31, 2004 and 2003, respectively.

13.  Policy Reserves

The Company waives deduction of deferred fractional premiums due upon death of the insured except on those policies issued prior to April 1, 1962, which are paid by preauthorized check. The Company returns any portion of the final premium beyond the date of death when policy provisions call for such a refund. The Company has policy series which do call for a refund of premium and which do not call for a refund. Surrender values are not provided in excess of legally computed reserves.

Additional premiums are charged for policies issued on substandard lives according to underwriting classification. For policies issued prior to March 1986, the mean reserves are based on appropriate multiples of standard rates of mortality. For policies issued March 1986 and later, the substandard mean reserve for this class of business is one-half the gross extra premium.

As of December 31, 2004 and 2003, respectively, the Company had $1,488,194 and $1,339,464 of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Insurance Department of the State of Nebraska. Reserves to cover the above insurance totaled $9,147 and $9,215 at December 31, 2004 and 2003, respectively.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2004 AND 2003
(in thousands)


14. Analysis of Annuity Reserves and Deposit-type Funds by Withdrawal Characteristics

Withdrawal characteristics of annuity reserves and deposit-type funds at December 31 are as follows:

                                                                                               2004
                                                                                ------------------------------------
                                                                                     Amount          % of Total
--------------------------------------------------------------------------------------------------------------------
Subject to discretionary withdrawal:
  With fair value adjustment                                                     $       387,886         31.1%
  At book value less current surrender charge of 5% or more                                2,011           .2%
  At fair value                                                                          574,534         46.0%
--------------------------------------------------------------------------------------------------------------------
Total with adjustment or at fair value                                                   964,431         77.3%
  At book value without adjustment  (minimal or no charge)                               213,581         17.0%
Not subject to discretionary withdrawal                                                   71,104          5.7%
--------------------------------------------------------------------------------------------------------------------
Total gross and net                                                              $     1,249,116        100.0%
====================================================================================================================

                                                                                               2003
                                                                                ------------------------------------
                                                                                     Amount          % of Total
--------------------------------------------------------------------------------------------------------------------
Subject to discretionary withdrawal:
  With fair value adjustment                                                     $       366,313         33.0%
  At book value less current surrender charge of 5% or more                                2,773           .2%
  At fair value                                                                          491,181         44.3%
--------------------------------------------------------------------------------------------------------------------
Total with adjustment or at fair value                                                   860,267         77.5%
  At book value without adjustment  (minimal or no charge)                               174,733         15.7%
Not subject to discretionary withdrawal                                                   75,842          6.8%
--------------------------------------------------------------------------------------------------------------------
Total gross and net                                                              $     1,110,842        100.0%
====================================================================================================================

The following information is obtained from the applicable Exhibit in the Company's December 31 Annual Statement and related Separate Accounts Annual Statement, both of which are filed with the Insurance Department of the State of Nebraska, and is provided to reconcile annuity reserves and deposit-type funds to amounts reported in the statutory statements of admitted assets, liabilities and surplus as of December 31:

                                                                                      2004              2003
-------------------------------------------------------------------------------------------------------------------
Life and Accident and Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)                                        $       122,590  $      122,119
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)            9,317           9,087
Exhibit 7, Line 14, Column 1                                                             465,661         443,607
-------------------------------------------------------------------------------------------------------------------
                                                                                         597,568         574,813
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2                                                         77,014          44,848
Page 3, Line 2, Column 3                                                                 574,534         491,181
-------------------------------------------------------------------------------------------------------------------
Total                                                                            $     1,249,116  $    1,110,842
===================================================================================================================

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2004 AND 2003
(in thousands)

15.  Premium and Annuity Considerations Deferred and Uncollected

Deferred and uncollected life insurance premiums and annuity considerations as of December 31 are as follows:

                                                            2004                               2003
                                            ------------------------------------------------------------------------
                    Type                          Gross         Net of Loading        Gross        Net of Loading
--------------------------------------------------------------------------------------------------------------------
Ordinary new business                        $           328   $           149   $           458  $           215
Ordinary renewal                                       4,893             7,694             4,859            7,218
--------------------------------------------------------------------------------------------------------------------
Totals                                       $         5,221   $         7,843   $         5,317  $         7,433
====================================================================================================================

16.  Separate Accounts

Information regarding the nonguaranteed separate accounts of the Company is as follows:

                                                                                        2004              2003
--------------------------------------------------------------------------------------------------------------------
For the years ended December 31:
    Premiums, considerations or deposits                                         $       315,100  $       248,404
--------------------------------------------------------------------------------------------------------------------

At December 31:
Reserves by valuation basis
    Fair value                                                                   $       749,317  $       622,483
====================================================================================================================

Reserves by withdrawal characteristic:
Subject to discretionary withdrawal
    At fair value                                                                $       749,317  $       622,483
====================================================================================================================

Reconciliation of net transfers to (from) separate accounts at December 31:
Transfers as reported in the statutory statement of operations of the separate accounts annual statement:
    Transfers to separate accounts                                               $        45,725  $        40,831
    Transfers from separate accounts                                                     (15,403)         (17,926)
--------------------------------------------------------------------------------------------------------------------
    Net transfers to separate accounts                                                    30,322           22,905
--------------------------------------------------------------------------------------------------------------------
Net transfers as reported in the statutory statements of operations              $        30,322  $        22,905
  of the Company (included in change in policy reserves)
====================================================================================================================

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2004 AND 2003
(in thousands)

17.  EDP Equipment and Software

Electronic data processing ("EDP") equipment and operating and nonoperating software consisted of the following at December 31:

                                                                      2004             2003
-----------------------------------------------------------------------------------------------
Electronic data processing equipment                        $        14,996  $        15,035
Operating system software                                             2,414            2,414
Nonoperating system software                                         14,628           13,363
-----------------------------------------------------------------------------------------------
    Subtotal                                                         32,038           30,812
Accumulated depreciation                                            (27,377)         (23,897)
-----------------------------------------------------------------------------------------------
Balance, net                                                $         4,661  $         6,915
===============================================================================================

EDP equipment and operating software included in data processing and other admitted assets are $1,517 and $2,942 at December 31, 2004 and 2003, respectively.

Depreciation expense related to EDP equipment and operating and nonoperating software totaled $4,252 and $4,936 for the year ended December 31, 2004 and 2003, respectively.

18.  Reconciliation of Statutory Net Income and Surplus to GAAP Net Income and
Equity

As described in Note 1, the Company has prepared these financial statements in conformity with statutory accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska. These practices differ from accounting principles generally accepted in the United States of America (GAAP).
The following tables reconcile statutory net income to GAAP net income and statutory surplus to GAAP equity.

                                                                      2004             2003
-----------------------------------------------------------------------------------------------
Statutory net income as reported                            $        56,618  $        36,803
Insurance reserves                                                    1,079           (1,251)
Deferred policy acquisition costs                                    (2,407)          (1,637)
Deferred income taxes and other tax reclassifications                (5,421)            (858)
Statutory investment reserves                                           326             (630)
Earnings of subsidiaries                                             15,624           16,280
Other                                                                (1,357)          (6,595)
-----------------------------------------------------------------------------------------------
GAAP net income                                             $        64,462  $        42,112
===============================================================================================

                                                                      2004             2003
-----------------------------------------------------------------------------------------------
Statutory surplus as reported                               $       703,776  $       638,435
Insurance reserves                                                   (6,585)          (2,389)
Deferred policy acquisition costs                                    46,786           48,140
Deferred income taxes                                               (43,094)         (44,563)
Valuation of investments                                             31,849           35,407
Statutory investment reserves                                        52,936           44,621
Subsidiary equity                                                    32,388           32,163
Statutory non-admitted assets                                        29,600           34,165
Other                                                                (8,268)         (14,093)
-----------------------------------------------------------------------------------------------
GAAP equity                                                 $       839,388  $       771,886
===============================================================================================

   PART C
                                OTHER INFORMATION

     Item 26.     Exhibits

     Exhibit
     Number                Description of Exhibit

     (a) Board of Directors Resolution of Ameritas Life Insurance Corp. Authorizing Establishing the Separate Account. 1

     (b)      Custodian Agreements. Not Applicable.
     (c)      Principal Underwriting Agreement. 1
     (d)      Form of Policy. 2
     (e)      Form of Application. 2
     (f) Articles of Incorporation of Ameritas Life Insurance Corp. 1 Bylaws of Ameritas Life Insurance Corp. 2
     (g)      Reinsurance Agreement. Not Applicable.
     (h)      Forms of Participation Agreements:
                (1)    Neuberger Berman Advisers Management Trust.  3
                (2)    Scudder Investments VIT Funds (BT).  4
                (3)    Rydex Variable Trust.  5
                (4)    Calvert Variable Series, Inc. Ameritas Portfolios.  6
                (5)    Calvert Variable Series, Inc. (CVS Portfolios) 6
                (6) Variable Insurance Products Fund and Variable Insurance Products Fund II. 6
                (7)    AIM Variable Insurance Funds (Invesco).  6
                (8)    Third Avenue Variable Series Trust.  6
                (9)    Vanguard Variable Insurance Funds.  7
                (10)   Wells Fargo Variable Trust (Strong). 11
     (i)      Administrative Contracts. Not Applicable.
     (j)      Other Material Contracts: Powers of Attorney. 8, 9, 10
     (k)      Legal Opinion of Donald R. Stading.
     (l)      Actuarial Opinion. Not applicable.
     (m)      Calculation. Not applicable.
     (n)      Other Opinions: Independent Auditors' Consent.
     (o)      No financial statements are omitted from Item 24.
     (p)      Initial Capital Agreements. Not applicable.
     (q)      Transfer and Redemption Procedures Pursuant to Rule 6e-3(T)
              (b)(12)(iii). 1

Footnotes:
1 Incorporated by reference to Post-Effective Amendment No. 4 to Ameritas Life Insurance Corp. Separate Account LLVL, File No. 333-86500, filed on April 3, 1998.
2 Incorporated by reference to Post-Effective Amendment No. 5 to Ameritas Life Insurance Corp. Separate Account LLVL, File No. 33-86500, filed on February 26, 1999.2
3 Incorporated by reference to the initial Registration Statement to Ameritas Life Insurance Corp. Separate Account LLVA, File No. 333-05529, filed on June 7, 1996.
4 Incorporated by reference to Pre-Effective Amendment No. 1 to Ameritas Life Insurance Corp. Separate Account LLVL, File No. 333-76359, filed on June 11, 1999.
5 Incorporated by reference to Pre-Effective Amendment No. 6 to Ameritas Life Insurance Corp. Separate Account LLVL, File No. 33-86500, filed on April 20, 1999.
6 Incorporated by reference to Post-Effective Amendment No. 1 to Ameritas Life Insurance Corp. Separate Account LLVL, File No. 333-76359, filed on March 1, 2000.
7 Incorporated by reference to Post-Effective Amendment No. 2 to Ameritas Life Insurance Corp. Separate Account LLVL, File No. 333-76359, filed on April 11, 2001.
8 Incorporated by reference to Post-Effective Amendment No. 10 Ameritas Life Insurance Corp. Separate Account LLVL, File No. 33-86500, filed on April 12, 2002.
9 Incorporated by reference to Post-Effective Amendment No. 9 to Ameritas Life Insurance Corp. Separate Account LLVA, File No. 333-05529, filed on April 18, 2003.
10 Incorporated by reference to the initial registration statement for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-120972), filed on December 3, 2004.
11 Incorporated by reference to the Pre-Effective Amendment No. 1 to Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-05529), filed on October 3, 1996.


Item 27.      Directors and Officers of the Depositor

           Name and Principal               Position and Offices
           Business Address *               with Depositor
           David C. Moore                   Director, Chairman of the Board and Chief Executive Officer
           JoAnn M. Martin                  Director, President and Chief Operating Officer
           James P. Abel                    Director
           Lawrence J. Arth                 Director
           William W. Cook, Jr.             Director
           Bert A. Getz                     Director
           James R. Knapp                   Director
           Tonn M. Ostergard                Director
           Paul C. Schorr, III              Director
           Winston J. Wade                  Director
           Robert C. Barth                  Senior Vice President, Controller and Chief Accounting Officer
           Jan M. Connolly                  Senior Vice President - Operations, Planning and Quality
           Raymond M. Gilbertson            Vice President - Corporate Compliance
           Arnold D. Henkel                 Senior Vice President - Individual Distribution
           Paul E. Huebner                  Senior Vice President - E-Business Development
           William W. Lester                Senior Vice President - Investments and Treasurer
           Brian J. Owens                   Senior Vice President - Career Distribution
           Barry C. Ritter                  Senior Vice President - Information Services
           Donald R. Stading                Senior Vice President, Secretary, and Corporate General Counsel
           Richard W. Vautravers            Senior Vice President, Individual Financial Management

* Principal business address: Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, Nebraska 68510.


Item 28.        Persons Controlled by or Under Common Control with the Depositor or the Registrant

Name of Corporation (state where organized)                            Principal Business

Ameritas Acacia Mutual Holding Company (NE)............................mutual insurance holding company
     Ameritas Holding Company (NE).....................................stock insurance holding company

         Acacia Life Insurance Company (DC)............................life insurance company
              Acacia Financial Corporation (MD)........................holding company
                  Acacia Federal Savings Bank (DE).....................federally chartered bank
                     Acacia Property & Casualty Insurance
                     Agency, Inc. (VA).................................insurance agency
                     Acacia Service Corp. (VA).........................deposit solicitation
                     Acacia Title Agency, Inc. (VA)....................title company
                  Acacia Realty Corporation (DC).......................real estate joint venture company
                  Calvert Group. Ltd. (DE).............................holding company
                     Calvert Asset Management Company (DE).............asset management services
                     Calvert Shareholder Services, Inc. (DE)...........administrative services
                     Calvert Administrative Services Company (DE)......administrative services
                     Calvert Distributors, Inc. (DE)...................broker-dealer
              Enterprise Resources, LLC (DE)...........................class II insurance sales

         Ameritas Life Insurance Corp. (NE)............................life/health insurance company
              AMAL Corporation (NE)....................................a joint venture holding company between
                                                                       Ameritas Life Insurance Corp. (52.41%),
                                                                       AmerUs Life Insurance Company (33.59%),
                                                                       Acacia Life Insurance Company (11.03%),
                                                                       and Acacia Financial Corporation (2.97%)
                  Ameritas Investment Corp. (NE).......................securities broker dealer & investment advisor
                  Ameritas Variable Life Insurance Company (NE)........life insurance company
              Ameritas Investment Advisors, Inc. (NE)..................investment advisor
              First Ameritas Life Insurance Corp. of New York (NY).....life insurance company
              Pathmark Administrators, Inc. (NE).......................third-party administrator of dental and eye care insurance plans
              Veritas Corp. (NE).......................................insurance marketing agency

Subsidiaries are indicated by indentations. Ownership is 100% by the parent company except as noted.

Item 29.      Indemnification

Ameritas Life Insurance Corp.'s By-laws provide as follows:

The Company shall indemnify any person who was, or is a party, or is threatened to be made a party, to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that he is or was a director, officer, or employee of the Company or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses, including attorney's fees, judgments, fines and amounts paid in settlement actually and reasonably incurred in connection with such action, suit or proceeding to the full extent authorized by the laws of Nebraska.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.      Principal Underwriter

a) Ameritas Investment Corp. which serves as the principal underwriter for the variable life insurance contracts issued through Ameritas Life Insurance Corp. Separate Account LLVL, also serves as the principal underwriter for variable annuity contracts issued through Ameritas Life Insurance Corp. Separate Account LLVA, and serves as the principal underwriter for variable life insurance contracts issued through Ameritas Variable Life Insurance Company Separate Account V and First Ameritas Variable Life Separate Account and variable annuity contracts issued through Ameritas Variable Life Insurance Company Separate Account VA-2 and First Ameritas Variable Annuity Separate Account. AIC is the underwriter for the Ameritas Portfolios and also serves as its investment advisor.

b) The following table sets forth certain information regarding the officers and directors of the principal underwriter, Ameritas Investment Corp.

          Name and Principal                         Positions and Offices
          Business Address                           and Underwriter

          Lawrence J. Arth*                          Director, Chairman
          Salene Hitchcock-Gear*                     Director, President and Chief Executive Officer
          Gary R. McPhail**                          Director, Senior Vice President
          David C. Moore*                            Director, Senior Vice President
          William W. Lester*                         Director, Treasurer
          Thomas C. Godlasky**                       Director
          Billie B. Beavers***                       Senior Vice President
          James R. Fox***                            Senior Vice President
          Maria E. Sherffius*                        Vice President - Chief Compliance Officer
          Donald R. Stading*                         Vice President, Secretary and General Counsel
          Michael M. VanHorne***                     Senior Vice President

     * Principal business address: Ameritas Investment Corp., 5900 "O" Street, Lincoln, Nebraska 68510.
     ** Principal business address: AmerUs Life Insurance Company, 611 Fifth Avenue, Des Moines, Iowa 50309.
     *** Principal business address: Ameritas Investment Corp., 440 Regency Parkway Drive, Suite 222, Omaha, Nebraska 68114.

(c)  Compensation From the Registrant.

          (1)                          (2)                     (3)                     (4)               (5)
                                                         Compensation on
                                Net Underwriting       Events Occasioning
     Name of Principal           Discounts and         the Deduction of a           Brokerage           Other
     Underwriter                 Commissions          Deferred Sales Load         Commissions       Compensation

     Ameritas Investment
     Corp. ("AIC")                 $66,867                    $0                      $45               $15,270

          (2)+(4)+(5) = Gross variable life compensation received by AIC.
          (2) = Sales compensation received and paid out by AIC as underwriter; AIC retains 0.
          (4) = Sales compensation received by AIC for retail sales.
          (5) = Sales compensation received by AIC and retained as underwriting fee.

Item 31.  Location of Accounts and Records

          The Books, records and other documents required to be maintained by
          Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained at Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, Nebraska 68510.

Item 32.  Management Services

          Not Applicable.

Item 33.  Fee Representation

          Ameritas Life Insurance Corp. represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Ameritas Life Insurance Corp. Separate Account LLVL, certifies that it meets all the requirements of effectiveness of this Post-Effective Amendment No. 14 to Registration Statement Number 33-86500 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly has caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Lincoln, County of Lancaster, State of Nebraska on this 16th day of April, 2005.

                 AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVL, Registrant
                                        AMERITAS LIFE INSURANCE CORP., Depositor

                                                       By: David C. Moore *
                                                     ----------------------
                                                      Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 16, 2005.

       SIGNATURE                                               TITLE

     David C. Moore **                  Director, Chairman of the Board and Chief Executive Officer
     JoAnn M. Martin *                  Director, President and Chief Operating Officer
     James P. Abel *                    Director
     Lawrence J. Arth *                 Director
     William W. Cook, Jr. *             Director
     Bert A. Getz ****                  Director
     James R. Knapp ****                Director
     Tonn M. Ostergard ***              Director
     Paul C. Schorr, III *              Director
     Winston J. Wade ****               Director
     Robert C. Barth ***                Senior Vice President, Controller and Chief Accounting Officer
     William W. Lester *                Senior Vice President - Investments and Treasurer

     /S/Donald R. Stading
     --------------------
     Donald R. Stading                  Senior Vice President, Secretary and Corporate General Counsel

* Signed by Donald R. Stading under Powers of Attorney executed effective as of January 25, 2001.
** Signed by Donald R. Stading under Power of Attorney executed effective as of March 28, 2002.
*** Signed by Donald R. Stading under Power of Attorney executed effective as of April 1, 2003.
**** Signed by Donald R. Stading under Power of Attorney executed effective as of November 20, 2004.

                                  Exhibit Index

     Exhibit

       (k) Legal Opinion of Donald R. Stading

       (n) Auditors' Consent